As filed with the Securities and Exchange	Registration No. 033-69892
Commission on April 19, 2010	Registration No. 811-03341

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549 FORM N-4

POST-EFFECTIVE AMENDMENT NO. 24

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
AND AMENDMENT TO
REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

ReliaStar Select Variable Account

ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
Minneapolis, MN 55401
Depositor's Telephone Number, including Area Code: (612) 372-5597

J. Neil McMurdie, Senior Counsel
ING Americas (U.S. Legal Services)
One Orange Way, C1S, Windsor, Connecticut, 06095-4774
(Name and Complete Address of Agent for Service)

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 30, 2010, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

SELECT*ANNUITY III

AN INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

issued by

RELIASTAR LIFE INSURANCE COMPANY

and its

RELIASTAR SELECT VARIABLE ACCOUNT

Supplement Dated April 30, 2010 to the Prospectus Dated April 30, 2010

     This supplement updates certain information contained in your prospectus dated April 30, 2010. Please read it carefully and keep it with your prospectus for future reference.

NOTICE OF UPCOMING FUND MERGERS

Effective on or about August 23, 2010 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds as follows:

Disappearing Funds	Surviving Funds
ING Opportunistic LargeCap Portfolio (Class I) [1]	ING Growth and Income Portfolio (Class I)
ING Wells Fargo Small Cap Disciplined Portfolio (Class I)	ING Small Company Portfolio (Class I)

IMPORTANT INFORMATION REGARDING THE

UPCOMING FUND MERGERS

· Prior to the Merger Effective Date, you may transfer amounts allocated to a Subaccount that invests in a Disappearing Fund to any other available Subaccount or to the Fixed Account. See the “Transfers” section on page 22 of your contract prospectus for information about making Subaccount transfers, including applicable restrictions and limits on transfers.

· On the Merger Effective Date, your investment in a Subaccount that invests in a Disappearing Fund will automatically become an investment in the Subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a Subaccount corresponding to a Disappearing Fund will be automatically allocated to the Subaccount corresponding to the applicable Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050 or www.ingservicecenter.com. See the “Transfers” section on page 22 of your contract prospectus for information about making Fund allocation changes.

· After the Merger Effective Date, the Subaccounts that invest in the Disappearing Funds will no longer be available through your contract.

· You will not incur any fees or charges or any tax liability because of the mergers, and your Contract Value immediately before the mergers will equal your Contract Value immediately after the mergers.

· There will be no further disclosure regarding the Disappearing Funds in future supplements to or prospectuses of the contract.

· See “Appendix B” of your contract prospectus for information about the investment advisers/subadvisers and investment objectives of the Disappearing Funds and the Surviving Funds.

1 On April 28, 2008, the Subaccount that invested in this Fund was closed to new investors and to new investments by existing investors.

April 2010

MORE INFORMATION IS AVAILABLE

More information about the Surviving Funds, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for that Surviving Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5050
Minot, ND 58702-5050
1-877-884-5050

If you received a summary prospectus for any of the Funds available through your contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

IMPORTANT INFORMATION REGARDING

FUND NAME CHANGES

Effective April 30, 2010, certain of the Funds available through the ReliaStar Select Variable Account will change their names as follows:

Former Fund Name	Current Fund Name
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio
ING Focus 5 Portfolio	ING DFA Global All Equity Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio [2]	ING Legg Mason ClearBridge Aggressive Growth Portfolio [2]
ING Lord Abbett Affiliated Portfolio [2]	ING Lord Abbett Growth and Income Portfolio [2]
ING Oppenheimer Strategic Income Portfolio	ING Oppenheimer Global Strategic Income Portfolio
ING Stock Index Portfolio	ING U.S. Stock Index Portfolio

2 On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

April 2010

SELECT*ANNUITY III
AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company and its ReliaStar Select Variable Account

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This prospectus describes flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts were sold both as non-qualified contracts and in connection with retirement plans that may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See “FEDERAL TAX CONSIDERATIONS.”) Annuity payouts from the contracts are deferred until a selected later date. ReliaStar Life does not currently offer this contract for sale to new purchasers.

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Subject to certain restrictions, you can allocate premiums to:

  The Fixed Account, an account that provides a minimum specified rate of interest; and
  Subaccounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Fund families:

American Funds Insurance Series	ING Partners, Inc.
BlackRock Variable Series Funds, Inc.	ING Variable Products Trust
Fidelity® Variable Insurance Products Funds	ING Variable Product Funds
ING Investors Trust	Neuberger Berman Advisers Management Trust

The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see “Investments of the Variable Account.”) The Fixed Account is the general account of ReliaStar Life Insurance Company (the “company,” “ReliaStar Life,” “we,” “us” or “our”). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

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If you have received a summary prospectus for any of the Funds available through your contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus. Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated April 30, 2010, has been filed with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information is available by accessing the SEC’s Internet website (www.sec.gov) or upon request without charge by writing to us at the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 46 of this prospectus.

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THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The contracts:

  Are not bank deposits or guaranteed by a bank.
  Are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
  Are affected by market fluctuations and so involve investment risk, including possible loss of principal.
  Have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes what you should know before purchasing the Select*Annuity III variable annuity contract.

Please read it carefully and keep it for future reference.

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THE DATE OF THIS PROSPECTUS IS APRIL 30, 2010.

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DEFINITIONS

Annuitant. The person who is named by the Owner whose life determines the annuity benefits payable.

Annuity Commencement Date. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

Beneficiary. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant’s death.

Code. The Internal Revenue Code of 1986, as amended.

Contract Anniversary. Occurs yearly on the same day and month the contract was issued.

Contract Owner (Owner, you). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

Contract Value. The sum of (a) the Variable Account Contract Value, which is the value of the Subaccount Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

Contract Year. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.

Death Benefit. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

Fixed Account. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

Fixed Annuity. An annuity with payments that do not vary as to dollar amount.

Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Subaccount invests.

Qualified Plan. A retirement plan under Sections 401, 408 or 408A or some provisions of 403 and 457 of the Code.

Specified Contract Anniversary. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See “Death Benefit Before the Annuity Commencement Date.”)

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Subaccount. That portion of the Variable Account which invests in shares of a specific Fund.

Subaccount Accumulation Unit. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

Successor Beneficiary. The person named to become the Beneficiary if the Beneficiary is not alive.

Valuation Date. Each day on which the New York Stock Exchange is open for business except for a day that a Subaccount’s corresponding Fund does not value its shares. ReliaStar Life reserves the right to revise the definition of Valuation Date as needed in accordance with applicable federal securities laws and regulations.

Valuation Period. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time). ReliaStar Life reserves the right to revise the definition of Valuation Period as needed in accordance with applicable federal securities laws and regulations.

Variable Account. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

Variable Annuity. A series of periodic payments to the contract payee that will vary in amount, primarily based on the investment results of the Subaccounts under the contract.

Variable Annuity Unit. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

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SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. See “CHARGES MADE BY RELIASTAR LIFE” for additional information about each of these fees and expenses.

Maximum Contract Owner Transaction Expenses. The following table describes the fees and expenses you will pay at the time you buy the contract, surrender the contract or make transfers between the Subaccounts or to the Fixed Account. State premium taxes may also be deducted. See “Premium and Other Taxes.”

Sales Charge Imposed on Purchases	None
Maximum Surrender Charge (a)	6.00%
Partial Surrender Fee (b)	2.00% of the partial
surrender amount, up to
$25.00
Transfer Charge (c)	$25.00

Periodic Fees and Expenses. The following table describes the fees and expenses you will pay periodically during the time you own the contract, not including Fund fees and expenses.

Annual Contract Charge	$30.00

Variable Account Annual Expenses (as a percentage of average Variable Account Contract Value):
Mortality and Expense Risk Premiums	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

(a)	The surrender charge is percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years. The percentage declines over time. In certain situations amounts can be surrendered without any surrender charge. See “Surrender Charge (Contingent Deferred Sales Charge).”
(b)	ReliaStar Life currently does not assess this fee. See “Partial Surrenders.”
(c)	ReliaStar Life currently imposes this charge only on transfers after the 12th transfer in a Contract Year. See “Transfer Charge.”

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Expenses of the Funds. The following table shows the minimum and maximum total gross annual Fund expenses that you may pay during the time you own the contract. Fund expenses vary from Fund to Fund and may change from year to year. For more detail about a Fund’s fees and expenses, review the Fund’s prospectus. See also “Expenses of the Funds.”

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	Minimum	Maximum
Total Gross Annual Fund Expenses (d) (deducted from Fund assets)	0.26%	1.26%

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Total gross annual Fund expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including ReliaStar Life and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares.

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If a Fund is structured as a “Fund of Funds,” total gross annual Fund expenses also include the fees associated with the Fund or Funds in which it invests. Because of this a Fund that is structured as a “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities. For a list of the “Fund of Funds” available through the contract, see the chart of Funds available through the Variable Account on page 10.

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(d)	Some Funds that are available through the contract have contractual arrangements to waive and/or reimburse certain Fund fees and expenses. The minimum and maximum total gross annual Fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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Examples. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, periodic fees and expenses, including the annual contract charge of $30.00 (converted to a percentage of assets equal to 0.0160%), and Fund fees and expenses.

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Example 1: The following examples assume that you invest $10,000.00 in the contract for the time periods indicated. The examples also assume that your investment has a 5.00% return each year and assume the maximum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable	$885.00	$1,374.00	$1,889.00	$3,147.00
time period:
If you annuitize your contract at the end of the applicable	$885.00	$874.00	$1,489.00	$3,147.00
time period:*
If you do not surrender your contract at the end of the	$285.00	$874.00	$1,489.00	$3,147.00
applicable time period:

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Example 2: The following examples assume that you invest $10,000.00 in the contract for the time periods indicated. The examples also assume that your investment has a 5.00% return each year and assume the minimum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable	$785.00	$1,073.00	$1,385.00	$2,137.00
time period:
If you annuitize your contract at the end of the applicable	$785.00	$573.00	$985.00	$2,137.00
time period:*
If you do not surrender your contract at the end of the	$185.00	$573.00	$985.00	$2,137.00
applicable time period:

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ReliaStar Life and certain of its insurance company affiliates offers other variable annuity contracts that also invest in the Funds. These contracts may have charges that could affect the value of their Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent/registered representative or call 1-877-884-5050.

For performance information and Condensed Financial Information, see Appendix C.

*	If the contract’s Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued, a surrender charge is deducted and the expenses shown in year one reflect this deduction.

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RELIASTAR LIFE

ReliaStar Life is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. ReliaStar Life offers individual life insurance and annuities, employee benefits and retirement contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).

ReliaStar Life is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. Although ReliaStar Life is a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ReliaStar Life.

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As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

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The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

ReliaStar Life is a member of the Insurance Marketplace Standard Association (“IMSA”). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments -- ReliaStar Life and the Industry

As with many financial services companies, ReliaStar Life and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, ReliaStar Life and its affiliates have been and are providing full cooperation.

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Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ReliaStar Life and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving ReliaStar Life. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ReliaStar Life is engaged. In light of these and other developments, U.S. affiliates of ING, including ReliaStar Life, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual Funds and variable insurance products. This activity has primarily focused on inappropriate trading of Fund shares; directed brokerage; compensation; sales practices, suitability and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on Fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual Fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of ReliaStar Life and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of ReliaStar Life with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to ReliaStar Life or certain ING affiliates before investigations relating to Fund trading are completed. The potential outcome of such action is difficult to predict but could subject ReliaStar Life or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including ReliaStar Life.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities, including state insurance regulators, state securities adminisrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S. federal income tax law imposes certain requirements relating to non-qualified annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Code. See FEDERAL TAX CONSIDERATIONS, page 34, for further discussion of some of these requirements. Failure to administer certain non-qualified product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject ReliaStar Life to administrative penalties imposed by a particular governmental or self-regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm ReliaStar Life’s reputation, interrupt ReliaStar Life’s operations or adversely impact profitability.

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THE VARIABLE ACCOUNT

The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life’s other assets and are not part of ReliaStar Life’s general account.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account that are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

Purchase payments allocated to the Variable Account under a contract are invested in one or more Subaccounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the Subaccounts selected.

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INVESTMENTS OF THE VARIABLE ACCOUNT

When you apply for a contract, you can allocate purchase payments to one or more of the available Subaccounts. Each Subaccount invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Subaccount to another Subaccount. An Owner may make transfers to the Fixed Account from the Variable Account at any time. The following chart lists the Funds that are available through the Variable Account.

Certain of these Funds that are available through the Variable Account are structured as “Fund of Funds.” A “Fund of Funds” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. The “Fund of Funds” available through the contract are identified below.

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Funds Available Through the Variable Account

· American Funds – Growth Fund (Class 2)	· ING Van Kampen Growth and Income Portfolio (Class S)
· American Funds – Growth-Income Fund (Class 2)	· ING Wells Fargo Health Care Portfolio (Class I)
· American Funds – International Fund (Class 2)	· ING Wells Fargo Omega Growth Portfolio (Class I)
· BlackRock Global Allocation V.I. Fund (Class III)	· ING Wells Fargo Small Cap Disciplined Portfolio (Class I)
· Fidelity® VIP Contrafund® Portfolio (Initial Class)	· ING Baron Small Cap Growth Portfolio (I Class)
· Fidelity® VIP Equity-Income Portfolio (Initial Class)	· ING Columbia Small Cap Value Portfolio (I Class)
· ING Artio Foreign Portfolio (Class I)	· ING JPMorgan Mid Cap Value Portfolio (I Class)
· ING BlackRock Large Cap Growth Portfolio (Class I)	· ING Oppenheimer Global Portfolio (I Class)
· ING Clarion Global Real Estate Portfolio (Class S)	~~·~~ ING Oppenheimer Global Strategic Income Portfolio (S Class)
· ING DFA Global All Equity Portfolio (Class I) *	· ING Pioneer High Yield Portfolio (I Class)
· ING DFA Global Allocation Portfolio (Class I) *	· ING T. Rowe Price Diversified Mid Cap Growth Portfolio
· ING FMRSM Diversified Mid Cap Portfolio (Class I)	(I Class)
· ING Franklin Templeton Founding Strategy Portfolio	· ING UBS U.S. Large Cap Equity Portfolio (I Class)
(Class I)*	· ING Van Kampen Comstock Portfolio (I Class)
· ING Global Resources Portfolio (Class I)	· ING Van Kampen Equity and Income Portfolio (I Class)
· ING JPMorgan Emerging Markets Equity Portfolio (Class I)	· ING Balanced Portfolio (Class I)
· ING JPMorgan Small Cap Core Equity Portfolio (Class I)	· ING Intermediate Bond Portfolio (Class I)

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· ING Limited Maturity Bond Portfolio (Class S)	· ING Growth and Income Portfolio (Class I)
· ING Liquid Assets Portfolio (Class I)	· ING Index Plus LargeCap Portfolio (Class I)
· ING MFS Total Return Portfolio (Class I)	· ING Index Plus MidCap Portfolio (Class I)
· ING MFS Utilities Portfolio (Class I)	· ING Index Plus SmallCap Portfolio (Class I)
· ING Marsico Growth Portfolio (Class I)	· ING International Index Portfolio (Class S)
· ING Marsico International Opportunities Portfolio (Class I)	· ING RussellTM Large Cap Growth Index Portfolio (Class I)
· ING RussellTM Large Cap Index Portfolio (Class I)
· ING RussellTM Large Cap Value Index Portfolio (Class I)
· ING PIMCO Total Return Bond Portfolio (Class I)	· ING RussellTM Mid Cap Growth Index Portfolio (Class I)
· ING Pioneer Fund Portfolio (Class I)	· ING RussellTM Small Cap Index Portfolio (Class I)
· ING Pioneer Mid Cap Value Portfolio (Class I)	· ING Small Company Portfolio (Class I)
· ING Retirement Growth Portfolio (Class I)*	· ING U.S. Bond Index Portfolio (Class I)
· ING Retirement Moderate Growth Portfolio (Class I)*	· ING SmallCap Opportunities Portfolio (Class I)
· ING Retirement Moderate Portfolio (Class I)*	· Neuberger Berman AMT Socially Responsive Portfolio®
· ING T. Rowe Price Capital Appreciation Portfolio (Class I)	(Class I)
· ING T. Rowe Price Equity Income Portfolio (Class I)
· ING U.S. Stock Index Portfolio (Class I)

* These Funds are structured as “Fund of Funds.” See the “Expenses of the Funds” table and “Expenses of the Funds” for more information about “Fund of Funds.”

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Certain Funds available through the Variable Account have names, investment objectives and policies similar to the names, investment objectives and policies of other Funds managed by the Fund’s investment adviser. The investment results of a Fund, however, may be higher or lower than those of other Funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.

See Appendix B to this prospectus for more information about the Funds available through the Variable Account, including information about each Fund’s investment adviser/subadviser and investment objective. More detailed information about each Fund, including information about their investment risks and fees and expenses, can be found in the Fund’s current prospectus and Statement of Additional Information. The Fund prospectuses should be read carefully before any allocation to, or transfers among, the Subaccounts. You may obtain these documents by contacting us at the ING Customer Service Center.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

The Funds available for investment in the Separate Account during the income phase may be different than those available for investment during the payout phase. For information about the Funds available during the payout phase, please contact the ING Customer Service Center.

Reinvestment

The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.

Addition, Deletion or Substitution of Fund Shares

ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

  ReliaStar Life reserves the right to establish additional Subaccounts of the Variable Account each of which would invest in shares corresponding to a new or another investment company portfolio or delete Subaccounts.
  Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

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  ReliaStar Life may, in its sole discretion, eliminate one or more Subaccounts, combine two or more Subaccounts or close such Subaccounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant. ReliaStar Life will notify you in advance by a supplement to this prospectus if it closes a Subaccount. If ReliaStar Life eliminates, closes or combines a Subaccount or if a Subaccount is otherwise unavailable for new investment, all future premiums directed to the Subaccount that was eliminated, closed or combined or otherwise unavailable may be automatically allocated among the other available Subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting the ING
  Customer Service Center. See also the “Transfers” section of this prospectus for information about making Subaccount allocation changes;
  If the shares of a Fund are closed or otherwise no longer available for investment, or if, in ReliaStar Life’s judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced.

In the event of any such substitution, deletion or change, ReliaStar Life may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Subaccounts.

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ReliaStar Life will not make a change, until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). ReliaStar will notify you of any changes.

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If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required or it may be combined with our other separate accounts.

CHARGES MADE BY RELIASTAR LIFE

ReliaStar Life deducts the charges described below to cover our costs and expenses, the services we provide and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charge (Contingent Deferred Sales Charge)

No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

If part or all of a contract’s value is surrendered or, except for contracts issued in the State of Washington, if the contract’s Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.

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In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.

Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted and thereafter from Contract Earnings.

  “New Purchase Payments” are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;
  “Old Purchase Payments” are those contract purchase payments not defined as New Purchase Payments; and
  “Contract Earnings” at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

Total Surrenders; Amount of Surrender Charge -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

Surrender Charge Percentage Table

Contract Year of Surrender	Surrender Charge as a
Minus Contract Year of	Percentage of Each
Purchase Payment	Purchase Payment
0-1	6.00%
2-3	5.00%
4-5	4.00%
6 and later	0.00%

Free Surrenders -- Surrenders taken from the following amounts (“Free Surrenders”) are not subject to a surrender charge during any Contract Year: (1) any Old Purchase Payments not already surrendered; (2) 10.00% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (3) any contract earnings being surrendered.

Partial Surrenders -- The amount of the partial surrender subject to a surrender charge is determined by dividing (1) the portion of each New Purchase Payment to be surrendered that is not eligible for a Free Surrender by (2) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Subaccounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

In addition, ReliaStar Life reserves the right to assess a partial surrender fee. This fee is the lesser of 2.00% of the partial surrender amount or $25.00. ReliaStar Life currently does not assess this fee.

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Annual Contract Charge

Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30.00 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

Waiver of Charges

Waiver of Annual Contract Charge -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000.00. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000.00 or if ReliaStar Life withdraws the waiver of the charge.

ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

Waiver of Surrender Charge -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50.00% of the Contract Value of the contract without incurring a surrender charge.

These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.

Mortality Risk Premium

The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the Subaccounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this “mortality risk” and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see “Death Benefit Before the Annuity Commencement Date”), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.

Expense Risk Premium

ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.

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Administration Charge

ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.

Transfer Charge

ReliaStar Life currently assesses a transfer charge of $25.00 per transfer for transfers between the Subaccounts or the Fixed Account after the 12th transfer in a Contract Year. We reserve the right to charge up to $25.00 on all transfers and to limit the number of transfers.

Premium and Other Taxes

Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

General: Reduction or Waiver of Charges or Minimum Purchase Payments

Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life’s policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life’s affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

Expenses of the Funds

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As shown in the Fund prospectuses and described in the “Expenses of the Funds” table of this prospectus, each Fund deducts management fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses which may include service fees that may be used to compensate service providers, including ReliaStar Life and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

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You should evaluate the expenses associated with the Funds available through this contract before making a decision to invest.

ReliaStar Life may receive substantial revenue from each of the Funds or from the Funds’ affiliates, although the amount and types of revenue vary with respect to each of the Funds offered through the contract. This revenue is one of several factors ReliaStar Life considers when determining the contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to ReliaStar Life’s profitability, and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Directed Services LLC or another ReliaStar Life affiliate, generate the largest dollar amount of revenue for ReliaStar Life. Affiliated Funds may also be subadvised by a ReliaStar Life affiliate or by an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for ReliaStar Life. ReliaStar Life expects to earn a profit from this revenue to the extent it exceeds its expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds.

Types of revenues received by ReliaStar Life from affiliated Funds may include:

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  A share of the management fee deducted from Fund assets;
  Service fees that are deducted from Fund assets; and
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  Other revenues that may be based either on an annual percentage of average net assets held in the Fund by ReliaStar life or a percentage of the Fund’s management fees.
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These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between ReliaStar Life and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with ReliaStar Life. ReliaStar Life receives additional amounts related to affiliated Funds in the form of intercompany payments from the Fund’s investment adviser or the investment adviser’s parent. These revenues provide ReliaStar Life with a financial incentive to offer affiliated Funds through the contract rather than unaffiliated Funds.

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Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by ReliaStar Life. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts ReliaStar Life receives may be significant.

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The types of revenues received by ReliaStar Life or its affiliates from unaffiliated Funds include:

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  For certain Funds, compensation paid from 12b-1 fees or service fees that are deducted from Fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the Funds or their affiliates, such as processing purchase and redemption requests, and mailing Fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each Fund prospectus. These additional payments may be used by ReliaStar Life to finance distribution of the contract.
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These revenues are received as cash payments, and if the three unaffiliated Fund families currently offered through the contract that made cash payments to ReliaStar Life were individually ranked according to the total amount they paid to ReliaStar Life or its affiliates in 2009 in connection with the registered variable annuity contracts issued by ReliaStar Life, that ranking would be as follows:

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  Fidelity Variable Insurance Product Portfolios;
  American Funds Insurance Series; and
  Neuberger Berman AMT Portfolios
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If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to ReliaStar Life or its affiliates in 2009, the affiliated Funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Certain Funds may be structured as “Fund of Funds.” These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds are affiliated Funds and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying Fund or Funds. The “Fund of Funds” available through the contract are identified in the list of Funds available through the Variable Account on page 11.

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Please note that certain management personnel and other employees of ReliaStar Life or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See “Distribution of the Contract.”

ADMINISTRATION OF THE CONTRACTS

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ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Subaccounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050; Telephone 1-877-884-5050.

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THE CONTRACTS

The contracts are designed for sale as non-qualified contracts and also for retirement plans that may be Qualified Plans. A single purchase payment can be made for a deferred annuity or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000.00 for non-qualified contracts and $2,000.00 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500.00 and for a qualified contract if it is less than $200.00. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000.00. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

Factors to Consider in the Purchase Decision

The decision to purchase the contract should be discussed with a qualified financial representative and tax adviser, making sure that you understand the Subaccounts it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative and tax adviser, you consider an investment in the contract.

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  Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract.
  You should not purchase the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
  Investment Risk - The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.
  Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
  Exchanges - If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or with a qualified tax adviser to make sure that the exchange will be handled so that it is tax-free.
  Tax Favored Arrangement - If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities (“IRAs”) and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the Death Benefit or the option of lifetime annuity payments at established rates) that may be valuable to you. You should discuss your alternatives with a qualified tax adviser or registered representative taking into account the additional fees and expenses you may incur in an annuity.
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There may be differences in your contract (such as differences in fees, charges and benefits) from the one described in this prospectus because of the requirements of the state where ReliaStar issued your contract. Consult your contract for its specific terms.

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Other Products

ReliaStar Life and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same Funds. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact the ING Customer Service Center or your agent/registered representative.

Allocation of Purchase Payments

Purchase payments can be allocated by the Owner to one or more of the available Subaccounts of the Variable Account (see “Funds Available Through the Variable Account,”) and/or to the Fixed Account (see Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days according to the applicant’s premium allocation instructions. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Subaccount accumulation unit value next determined after receipt of the purchase payment.

If the applicant’s most recent premium allocation instructions includes a Fund that corresponds to a Subaccount that is closed to new investment or is otherwise unavailable, net premium received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting the ING Customer Service Center. See also the “Transfers” section of this prospectus for information about making Subaccount allocation changes.

Upon allocation to Subaccounts of the Variable Account, a purchase payment is converted into accumulation units of the Subaccount. The amount of the purchase payment allocated to a particular Subaccount is divided by the value of an accumulation unit for the Subaccount to determine the number of accumulation units of the Subaccount to be held in the Variable Account with respect to the contract. The net investment results of each Subaccount vary primarily with the investment performance of the Fund whose shares are held in the Subaccount.

A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Subaccount for the purchase of shares of such Fund, such purchase payments will be refunded.

Subaccount Accumulation Unit Value

Each Subaccount Accumulation Unit is generally initially valued at $10.00 when the first Fund shares were purchased. Thereafter the value of each Subaccount Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the Subaccounts will be valued at their net asset value.

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Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Subaccount. The number of Subaccount Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

Net Investment Factor

The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Subaccount. If the net investment factor is greater than one, the value of a Subaccount Accumulation Unit has increased. If the net investment factor is less than one, the value of a Subaccount Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)	Is the net result of:
	(a)	the net asset value per share of the Fund shares held in the Subaccount, determined at the end of the current Valuation Period, plus
	(b)	the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Subaccount during the current Valuation Period, plus or minus
	(c)	a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Subaccount and to be applicable to the contract;
(2)	Is the net result of:
	(a)	the net asset value per share of the Fund shares held in the Subaccount, determined at the end of the last prior Valuation Period, plus or minus
	(b)	a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Subaccount and to be applicable to the contract; and
(3)	Is a factor representing the mortality risk premium, the expense risk premium and the administration charge
	deducted	from the Subaccount which factor is equal, on an annual basis, to 1.40% of the daily net asset value of
	the	Subaccount.

Death Benefit Before the Annuity Commencement Date

If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:

(1)	If any Owner (including the Annuitant) dies on or before the first day of the month following the Owner’s 85th birthday, the greater of (a) the Contract Value on the Death Benefit Valuation Date; or (b) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (c) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner’s death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;
(2)	If any Owner (including the Annuitant) dies after the first day of the month following the Owner’s 85th birthday, the Contract Value on the Death Benefit Valuation Date.

If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and that ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner’s death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

If the only Beneficiary is the Owner’s surviving spouse, such spouse may continue the contract as the Owner and then (1) select a single sum payment or (2) select any annuity form that does not exceed such spouse’s life expectancy.

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If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See “Annuity Provisions.”) Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

Death Benefit After the Annuity Commencement Date

If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.

Surrender (Redemption)

If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See “Surrender Charge (Contingent Deferred Sales Charge).”)

Partial surrenders must be at least $500.00. No partial surrender can cause the Contract Value to fall below $1,000.00. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2.00% of the partial surrender amount or $25.00. No processing fee will be charged in connection with total surrenders.

ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Subaccounts, a partial surrender will be taken proportionately from the Fixed Account and all Subaccounts on a basis that reflects their proportionate percentage of the Contract Value.

If the Contract Value after all charges is less than $1,000.00, ReliaStar Life can cancel the contract on any Contract Anniversary or, if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter by paying to the Owner the Contract Value as of such Valuation Date.

If the contract was purchased as a “tax-sheltered annuity” under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See “Section 403(b) Tax-Sheltered Annuities.”)

Surrender payments may be taxable and in addition may be subject to a 10.00% tax penalty if before age 59½. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

Systematic Withdrawals

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Systematic withdrawals, which are a specialized form of partial surrenders (see “Surrender (Redemption)”), are offered for both Qualified Plan contracts and for non-qualified contracts. The Owner may elect to take systematic withdrawals from Subaccounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100.00. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See “Surrender Charge (Contingent Deferred Sales Charge).”) Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000.00 or at any time by writing to the ING Customer Service Center in Minot, North Dakota.

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ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2.00% of the systematic withdrawal payment or $25.00.

Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with a qualified tax adviser before requesting any systematic withdrawal. (See “Taxation of Annuities.”)

Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

Transfers

Before the Annuity Commencement Date, the Owner may transfer amounts between Subaccounts or from the Subaccounts to the Fixed Account subject to certain conditions ReliaStar Life or the Funds may impose. See “Limits on Frequent or Disruptive Transfers.” Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the Subaccounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

Written Transfers

Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a Subaccount’s value to other Subaccounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that:

  Transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary and only one transfer may be made during each such period;
  No more than 50.00% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000.00, in which case the full Fixed Account Contract Value may be transferred); and
  Such transfer must involve at least $500.00 (or the total Fixed Account Contract Value, if less).

Currently, there is a $25.00 charge for each transfer in excess of 12 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers and multiple transfers on a single day currently constitute a single transfer. ReliaStar Life reserves the right to charge a transfer fee not to exceed $25.00 per transfer on any transfer and to limit the number of transfers.

After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Subaccount Accumulation Unit values.

No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

Telephone/Fax Instructions -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

  Transfers between Funds;
  Surrenders;
  Changes of allocations among Fund options;
  Change of source Funds for systematic withdrawals; and
  Change of source Funds for variable annuitization payouts.

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If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the Subaccounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging transfers and portfolio rebalancing.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same Fund within a rolling twelve month period.

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The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-Fund transfers (for example, new purchase payments and withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of Fund shares in the amount of $5,000.00 or less;
  Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
  Transactions initiated by us, another member of the ING family of companies or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter (once per year) warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same Fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

From late 2003 to 2008 we were engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and ReliaStar. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain ReliaStar variable life insurance policies (“market timing”). Beginning in late 2003, ReliaStar refused to accept electronic trading instructions from Prusky because of violations of our Excessive Trading Policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered ReliaStar to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the Fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et al. v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions and/or restrictions on trading imposed by the Funds in which the ReliaStar subaccounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) We will enforce all such Fund-imposed conditions and/or restrictions consistent with the Order and the judgment of the Federal Court in a related matter.

Prusky’s ReliaStar policies include subaccounts which invest in all the same Funds as are available through this contract. The prospectus for each Fund describes restrictions imposed by the Fund to prevent or minimize frequent trading.

Limits Imposed by the Funds. Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the contract. Contract Owner trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, ReliaStar Life is required to share information regarding Contract Owner transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

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As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner’s transactions if the Fund determines that the Contract Owner has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of premium or Contract Value to the Fund or all Funds within the Fund family.

Dollar Cost Averaging Transfers -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Subaccount value to any one or more other Subaccounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100.00. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging at any time without prior notice, including, but not limited to, as a result of any excessive trading restrictions imposed by ING or a Fund company. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25.00 per transfer.

Portfolio Rebalancing Service -- You may request this service if your Contract Value is at least $25,000.00. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Subaccounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.00.

You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing at any time without prior notice, including, but not limited to, as a result of any excessive trading restrictions imposed by ING or a Fund company. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25.00 per transfer.

Assignments

If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See “Taxation of Annuities.”)

Contract Owner and Beneficiaries

Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner’s rights under the contract. No more than two (2) natural persons may be named as Owner.

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The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner’s death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner’s estate will receive the applicable proceeds. If the Beneficiary or Successor Beneficiary is a minor, the proceeds will be held in an interest bearing account until the Beneficiary or Successor Beneficiary attains the age of majority.

A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (1) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (2) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice and ReliaStar Life shall not be responsible for the validity of any change.

Contract Inquiries

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Inquiries regarding a contract may be made by writing to the ING Customer Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050, or by calling 1-877-884-5050.

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ANNUITY PROVISIONS

Annuity Commencement Date

The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant’s 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See “Surrender Charge (Contingent Deferred Sales Charge).”) The latest Annuity Commencement Date is the later of the Annuitant’s age 85 or ten years after the contract issue date.

The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

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Annuity Form Selection

The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

Annuity Forms

Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

Life Annuity -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant’s death occurs. It would be possible under this annuity form for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

Life Annuity With Payments Guaranteed for Ten Years (120 Months) or 20 Years (240 Months) -- An annuity payable on the first day of each month during the Annuitant’s life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant’s death occurs. If all of the guaranteed payments have not been made before the Annuitant’s death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

Joint and Full Survivor Annuity -- An annuity payable on the first day of each month during the Annuitant’s life and the life of a named person (the “Joint Annuitant”), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this annuity form. Payments cease upon the death of the last survivor of the Annuitant and the joint Annuitant regardless of the number of payments received.

ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

Frequency and Amount of Annuity Payments

Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000.00, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50.00, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50.00 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

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Annuity Payments

The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000.00 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable Subaccount. Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Subaccount Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Subaccount Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Subaccount, the foregoing procedure is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the monthly annuity payment.

The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See “Premium and Other Taxes.”) Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the Subaccounts during the income or payout phase.

The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

A Subaccount’s Variable Annuity Units will initially be valued at $10.00 each at the time accumulation units with respect to the Subaccount are first converted into Variable Annuity Units. The Subaccount Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the Subaccount for the Valuation Period for which the Subaccount Annuity Unit Value is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See “Net Investment Factor.”)

Assumed Investment Rate

An assumed investment rate of 4.00% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate, the payments will decrease.

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FEDERAL TAX CONSIDERATIONS

Introduction

The contract is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current U.S. federal income tax laws affecting the contract. U.S. federal income tax treatment of the contract is complex and sometimes uncertain. The Contract Owner should keep the following in mind when reading it:

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  The Contract Owner’s tax position (or the tax position of the designated Beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including this contract;
  This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
  No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.
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ReliaStar Life does not intend this information to be tax advice. For advice about the effect of U.S. federal income tax laws affecting the contract, state tax laws or any other tax laws affecting the contract or any transactions involving the contract, consult a qualified tax adviser.

Types of Contract: Non-Qualified or Qualified

The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis.

Non-qualified annuity contracts are purchased with after tax contributions to save money for retirement in exchange for the right to receive annuity payments for either a specified period of time or over the lifetime of an individual.

Qualified annuity contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special favorable income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the final regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the plan under which the assets in the contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premums. The Contract Owner may not deduct the amount of the Contract Owner’s premiums to a non-qualified annuity contract.

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Taxation of Gains Prior to Distribution. Code section 72 governs the general federal income taxation of annuity contracts. ReliaStar Life believes that if the Contract Owner is a natural person (i.e., an individual), the Contract Owner will generally not be taxed on increases in the value of his or her non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. To be eligible to defer federal income taxation on the increases in the Contract Value, each of the following requirements must be satisfied:

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· Diversification. Code Section 817(h) requires that the investments of the Funds available through a separate account that supports a variable annuity contract be “adequately diversified” in order for a non-qualified contract to qualify as an annuity contract under federal tax law. The Variable Account, through its Funds, intends to comply with the diversification requirements prescribed by Code Section 817(h) and by the Treasury in Reg. Sec.
1:817-5, and any rulings made thereunder, which affect how the Funds’ assets may be invested. If is it determined, however, that the contract does not satisfy the applicable diversification requirements and rulings because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, ReliaStar Life will take appropriate steps to bring the contract into compliance with such regulations and rulings. ReliaStar Life reserves the right to modify the contract as necessary to do so.

· Investor Control. Although earnings under non-qualified annuity contracts generally are not taxed until withdrawn, the IRS has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of investment control over such assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable Contract Owner’s gross income. Future guidance regarding the extent to which Contract Owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts, such as the contract described in this prospectus. ReliaStar Life therefore reserves the right to modify the contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of the assets of the Variable
Account for federal income tax purposes.

· Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the Contract Owner’s interest in the contract will be distributed in the event of the Contract Owner’s death. The non-qualified contracts contain provisions that are intended to comply with these Code requirements.

Different distribution requirements apply depending on whether the Contract Owner’s death occurs:
· After the Contract Owner begins receiving annuity payments under the contract; or
· Before the Contract Owner begins receiving such annuity payments.

If the Contract Owner’s death occurs after the Contract Owner begins receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of the Contract Owner’s death.

If the Contract Owner’s death occurs before the Contract Owner begins receiving annuity payments, such
Contract Owner’s entire balance must be distributed within five years after the date of his or her death. For example, if the Contract Owner died on September 1, 2010, his or her entire balance must be distributed by
August 31, 2015. However, if distributions begin within one year of the Contract Owner’s death, then payments may be made over one of the following two timeframes:
· Over the life of the designated Beneficiary; or
· Over a period not extending beyond the life expectancy of the designated Beneficiary.

If the designated Beneficiary is the Contract Owner’s spouse, the contract may be continued with the surviving spouse as the new Contract Owner.

There are currently no regulations interpreting these Code requirements. When such requirements are clarified by regulation or otherwise, ReliaStar Life intends to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

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· Owners of Non-Qualified Contracts That Are Non-Natural Persons. If the Contract Owner of a non-qualified annuity contract is not a natural person, the contract generally is not treated as an annuity for federal income tax purposes and any such income on such contract during the applicable taxable year is taxable as ordinary income.

Income on the contract during the applicable taxable year is equal to any increase in the Contract Value over the “investment in the contract” (generally, the premiums or other consideration the Contract Owner paid for such contract less any nontaxable withdrawals) during such taxable year. There are certain exceptions to this rule, and a non-natural person considering an investment in the contract should consult with a qualified tax adviser prior to purchasing the contract. If the Contract Owner is not a natural person and the primary Annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a Contract Owner. When the Contract Owner is a non-natural person, a change in the Annuitant is treated as the death of the Contract Owner.

· Delayed Annuity Starting Date. If the date on which annuity payments begin under a non-qualified annuity contract occurs (or is scheduled to occur) at a time when the Annuitant has, or will have, reached an advanced age (e.g., age 85), it is possible that such contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under such contract could be currently includible in the Contract Owner’s taxable income.

Taxation of Distributions

General. When a withdrawal from a non-qualified annuity contract occurs, the amount received will be treated as ordinary income subject to federal income tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner’s investment in the contract at such time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in the Contract Owner’s taxable income as the result of certain assignments, pledges or gifts, less the aggregate amount of non-taxable distributions previously made under such contract.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in such contract (e.g., the cost basis).

10.00% Penalty Tax. A distribution from a non-qualified annuity contract may be subject to a federal tax penalty equal to 10.00% of the amount treated as income. In general, however, there is no penalty on distributions from non-qualified contracts if such distributions are:

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· Made on or after the taxpayer reaches age 59½;
· Made on or after the death of the Contract Owner (or the Annuitant if the Contract Owner is a non-natural person);
· Attributable to the taxpayer’s becoming disabled as defined in the Code;
· Made as part of a series of substantially equal periodic payments (which payments are made at least annually)
over the Contract Owner’s life or life expectancy or the joint lives or joint life expectancies of the Contract
Owner and the Contract Owner’s designated Beneficiary; or
· Allocable to the investment in the contract before August 14, 1982.

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The 10.00% penalty does not apply to distributions from an immediate annuity as defined in the Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a qualified tax adviser with regard to whether any distributions from the contract meet the exceptions from the 10.00% penalty tax as provided in the Code.

Tax Free Exchanges. Section 1035 of the Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. The Contract Owner should consult with a qualified tax adviser regarding procedures for making Section 1035 exchanges.

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If the contract is purchased through a tax free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions from the contract, other than annuity payments, will be treated, for federal tax purposes, as coming:

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· First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the contract;
· Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
· Then, from any remaining “income on the contract”; and
· Lastly, from any remaining “investment in the contract.”

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The IRS has concluded that in certain instances the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (“annuitizations”) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the tax-free treatment of the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to the Contract Owner reaching age 59½, may be subject to an additional 10.00% penalty tax. A taxable exchange may be avoided if requirements identified as a qualifying event (such as death, disability or attainment of age 59½) are satisfied. ReliaStar Life is not responsible for the manner in which any other insurance companies administer, recognize or report, for federal income tax reporting purposes, Section 1035 exchanges and partial exchanges and what the ultimate tax treatment may be by the IRS. We strongly advise that the Contract Owner discuss with a qualified tax adviser any proposed 1035 exchange or subsequent distribution within 12 months prior to proceeding with the transaction.

Taxation of Annuity Payments. Although the federal tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment generally is not taxed as ordinary income, while the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment generally is determined in a manner that is designed to allow the Contract Owner to recover the Contract Owner’s investment in the annuity contract ratably on a tax-free basis over the expected stream of annuity payments when annuity payments begin. Once the Contract Owner’s investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The federal income tax treatment of partial annuitizations is unclear. ReliaStar Life currently treats any partial annuitizations involving the contract as withdrawals rather than as annuity payments. Please consult a qualified tax adviser before electing a partial annuitization with respect to the contract.

Death Benefits. Amounts may be distributed from an annuity contract, such as this contract, because of the Contract Owner’s death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a surrender of the contract; or (ii) if distributed under a payment option, such amounts are taxed in the same way as annuity payments. As discussed above, the Code contains special rules that specify how the Contract Owner’s interest in a non-qualified contract will be distributed and taxed in the event of the Contract Owner’s death.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates or the designation of an Annuitant or payee other than a Contract Owner may result in certain tax consequences to the Contract Owner that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a qualified tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Code, an immediate annuity means an annuity (i) that is purchased with a single premium; (ii) with annuity payments starting within one year from the date of purchase; and (iii) that provides a series of substantially equal periodic payments made at least annually. This contract is not designed as an immediate annuity. If the contract were treated as an immediate annuity, it could affect the federal income treatment of the contract with respect to: (i) the application of certain exceptions from the 10.00% penalty tax; (ii) ownership, if the Contract Owner is not a natural person; and (iii) certain exchanges.

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Multiple Contracts. Federal income tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. ReliaStar Life will withhold and remit to the IRS a part of the taxable portion of each distribution made under the contract unless the intended recipient of the distribution notifies us at or before the time of such distribution that the recipient elects not to have any amounts withheld. Withholding is mandatory, however, if the intended recipient of such distribution fails to provide a valid taxpayer identification number or if ReliaStar Life is notified by the IRS that the taxpayer identification number ReliaStar Life has on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10.00% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether the Contract Owner elects to have federal income tax withheld, the Contract Owner is still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the Contract Owner may elect out of state withholding, even if federal withholding applies. For more information concerning a particular state or any required forms, please contact the ING Customer Service Center.

If the Contract Owner or the designated Beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual’s or the designated Beneficiary’s citizenship, country of domicile and treaty status, and ReliaStar Life may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General. The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified annuity contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on annuity payments from a qualified contract, depends on the type of qualified contract and the Contract Owner’s tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) other specified circumstances. Some Qualified Plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contract with Qualified Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. ReliaStar Life is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless ReliaStar Life consents to be so bound.

Contract Owners and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, the Contract Owner should seek qualified legal and tax advice regarding the suitability of a contract for the Contract Owner’s particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts generally are not taxed until they are withdrawn. However, in the case of a Qualified Plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to the Contract Owner. The Contract Owner should discuss alternatives with a qualified financial representative taking into account the additional fees and expenses that may be incurred in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Code permit certain employers to establish various types of retirement plans for employees and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek qualified legal advice.

The contract may also be available as a Roth 401(k), as described in Code Section 402A, and ReliaStar may set up accounts for the Contract Owner under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible and the time when distributions can begin. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of their employees. If the Contract Owner makes a tax-free rollover of a distribution from an IRA, the Contract Owner may not make another tax-free rollover from the IRA within a one-year period. Sales of the contract for use with IRAs may be subject to special requirements imposed by the IRS.

The IRS has not reviewed the contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements. The Contract Owner should consult with a qualified tax adviser in connection with purchasing the contract as an IRA.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not deductible, are subject to certain limitations and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA or SEP to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If the Contract Owner makes a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, the Contract Owner may not make another tax-free rollover from the Roth IRA within a one-year period. A 10.00% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements. The Contract Owner should consult with a qualified tax adviser in connection with purchasing the contract as a Roth IRA.

Section 403(b) Tax-Sheltered Annuities. Existing Contracts contracts issued as Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

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The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (i) the ability to terminate a 403(b) plan, which would entitle a Contract Owner to a distribution; (ii) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a Contract Owner’s right to transfer the Contract Owner’s 403(b) accounts; and (iii) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain Qualified Plans are limited by the Code. The Contract Owner should consult with a qualified tax adviser in connection with contributions to a qualified contract.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. ReliaStar Life reports the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

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  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Code;
  The Contract Owner made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.
  payment is an eligible rollover distribution unless it is:
  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s designated Beneficiary or for a specified period of ten years or more;
  A required minimum distribution under Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.
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The Code imposes a 10.00% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

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  The Contract Owner has attained age 59½;
  The Contract Owner has become disabled, as defined in the Code;
  The Contract Owner has died and the distribution is to the designated Beneficiary;
  The Contract Owner has separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Code;
  The Contract Owner has separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over the Contract Owner’s life or the life expectancy or the joint lives or joint life expectancies of the Contract Owner and the Contract Owner’s designated Beneficiary;
  The distribution is made due to an IRS levy upon the Contract Owner’s plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).
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In addition, the 10.00% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by the Contract Owner during the taxable year that qualify for deduction as specified in the Code. The Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

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  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Code; or
  The Contract Owner made after-tax contributions to the IRA (e.g., Roth IRA). In this case, the distribution will be taxed according to rules detailed in the Code.
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The Code imposes a 10.00% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

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  The Contract Owner has attained age 59½;
  The Contract Owner has become disabled, as defined in the Code;
  The Contract Owner has died and the distribution is to the designated Beneficiary of such IRA;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Code;
  The distribution is made due to an IRS levy upon the Contract Owner’s plan;
  The withdrawal amount is paid to an alternate payee under a QDRO; or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.
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In addition, the 10.00% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution that is both:

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  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after the Contract Owner attains age 59½, dies, becomes disabled as defined in the Code, or is used for a qualified first-time home purchase.
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If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Code imposes a 10.00% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10.00% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from the Contract Owner’s contract are subject to the requirements of Code Section 403(b), the Treasury Regulations, and, if applicable, the plan under which the assets in the Contract Owner’s contract are covered. In accordance with Code Section 403(b) and the Treasury Regulations, ReliaStar Life has no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, QDRO’s, hardship withdrawals and systematic distributions options) from the Contract Owner’s contract until ReliaStar Life has received instructions or information from the Contract Owner’s employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, the Contract Owner in a form acceptable to ReliaStar Life and necessary for ReliaStar Life to administer the Contract Owner’s contract in accordance with Code Section 403(b,), the Treasury Regulations, and, if applicable, the plan.

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All distributions from these plans are taxed as received unless one of the following is true:

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  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Code;
  The Contract Owner made after tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.
  payment is an eligible rollover distribution unless it is:
  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the designated Beneficiary or for a specified period of ten years or more;
  A required minimum distribution under Code Section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.
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The Code imposes a 10.00% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event the Contract Owner has separated from service with the plan sponsor at or after age 55 or the Contract Owner has separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over the Contract Owner’s life or the life expectancy or the joint lives or joint life expectancies of the Contract Owner and the designated Beneficiary. In addition, the 10.00% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by the Contract Owner during the taxable year that qualify for deduction as specified in the Code. The Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Code Section 403(b)(11) may only occur upon the Contract Owner’s death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Code and the regulations.

Special Disaster Relief. In 2005, 2007 and 2008 Congress temporarily provided taxpayers with certain kinds of relief which eased the complex rules covering withdrawals by individuals who suffered economic losses due to natural disasters such as Hurricanes Katrina, Rita and Wilma, as well as tornados and floods. The Contract Owner should consult a qualified tax adviser for further information if there is any question as to whether such relief is available.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs only). To avoid certain tax penalties, the Contract Owner and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. These rules may dictate the following:

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  Start date for distributions;
  The time period within which all amounts in the Contract Owner’s account(s) must be distributed; and
  Distribution amounts.
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     Start Date and Time Period. Generally, the Contract Owner must begin receiving distributions by April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70½. ReliaStar Life must pay out distributions from the contract over a period not extending beyond one of the following time periods:

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  Over the Contract Owner’s life or the joint lives of the Contract Owner and the designated Beneficiary; or
  Over a period not greater than the Contract Owner’s life expectancy or the joint life expectancies of the Contract Owner and the designated Beneficiary.
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     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

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     50.00% Excise Tax. If the Contract Owner fails to receive the minimum required distribution for any tax year, a 50.00% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during the Contract Owner’s lifetime. Further information regarding required minimum distributions may be found in the contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), IRAs and Roth IRAs Only).

Different distribution requirements apply after the Contract Owner’s death, depending upon if the Contract Owner had been receiving required minimum distributions. Further information regarding required distributions upon death may be found in the contract.

If the Contract Owner’s death occurs on or after the date the Contract Owner begins receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of the Contract Owner’s death. Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after the Contract Owner’s death.

If the Contract Owner’s death occurs before the date the Contract Owner began receiving minimum distributions under the contract, the Contract Owner’s entire balance must be distributed by December 31st of the calendar year containing the fifth anniversary of the date of the Contract Owner’s death. For example, if the Contract Owner died on September 1, 2010, the entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31st of the calendar year following the calendar year of the Contract Owner’s death, and the Contract Owner had named a designated Beneficiary, then payments may be made over either of the following time frames:

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  Over the life of the designated Beneficiary; or
  Over a period not extending beyond the life expectancy of the designated Beneficiary.
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     Start Dates for Spousal Beneficiaries. If the designated Beneficiary is the Contract Owner’s spouse, distributions must begin on or before the later of the following:

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  December 31st of the calendar year following the calendar year of the Contract Owner’s death; or
  December 31st of the calendar year in which the Contract Owner would have attained age 70½.
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     No Designated Beneficiary. If there is no designated Beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the Contract Owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated Beneficiary is the Contract Owner’s surviving spouse, the spousal Beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20.00% federal income tax withholding. However, mandatory withholding will not be required if the Contract Owner elects a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Code.

IRAs and Roth IRAs. Generally, the Contract Owner or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions.

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Non-resident Aliens. If the Contract Owner or the Contract Owner’s designated Beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and ReliaStar Life may require additional documentation prior to processing any requested transaction.

Assignment and Other Transfers

IRAS and Roth IRAs. The Code does not allow a transfer or assignment of the Contract Owner’s rights under these contracts except in limited circumstances. Adverse tax consequences may result if the Contract Owner assigns or transfers the Contract Owner’s interest in such contracts to persons other than the Contract Owner’s spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to the Contract Owner may result if your beneficial interest in the contract is assigned or transferred to persons other than:

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  The Contract Owner as a means to provide benefit payments;
  An alternate payee under a QDRO in accordance with Code Section 414(p); or
  ReliaStar Life as collateral for a loan.
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Enhanced Death Benefits. The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income to Contract Owners and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). The Contract Owner should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company

ReliaStar Life is taxed as a life insurance company under the Code. The Variable Account is not a separate entity from ReliaStar Life. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of ReliaStar Life.

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ReliaStar Life automatically applies investment income and capital gains attributable to the Variable Account to increase reserves under the contract. Because of this, under existing federal tax law, ReliaStar Life believes that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contract. In addition, any foreign tax credits attributable to the Variable Account will be first used to reduce any income taxes imposed on the Variable Account before being used by ReliaStar Life.

In summary, ReliaStar Life does not expect that it will incur any federal income tax liability attributable to the Variable Account and ReliaStar Life does not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the Variable Account. In this case, ReliaStar Life may impose a charge against the Variable Account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. ReliaStar Life may deduct this amount from the Variable Account, including from the Contract Owner’s account value invested in the Subaccounts.

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VOTING OF FUND SHARES

As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to Subaccounts that are invested in Fund shares, the Fund shares held in the Subaccounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the Subaccounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the Subaccounts in its own right.

Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

Any Fund shares held in the Variable Account for which ReliaStar Life does not receive timely voting instructions, or that are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which ReliaStar Life must receive instructions before ReliaStar Life votes the shares. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account’s voting interest in the respective Fund and will be voted in the same manner as are the respective account’s vote.

All Fund proxy material will be sent to persons having voting interests together with appropriate forms that may be used to give voting instructions. Persons entitled to voting interests and the number of votes that they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

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DISTRIBUTION OF THE CONTRACT

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Effective January 1, 2004, ReliaStar Life’s affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

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This contract is no longer available for new purchasers.

The following is a list of broker/dealers affiliated with ReliaStar Life:

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  Directed Services LLC
  ING America Equities, Inc.
  ING Financial Advisers, LLC
  ING Financial Markets LLC
  ING Financial Partners, Inc.
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  ING Funds Distributor, LLC
  ING Investment Advisors, LLC
  ING Investment Management Services LLC
  ShareBuilder Securities Corporation
  Systematized Benefits Administrators, Inc.
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The amounts that we pay for the sale of the contract can generally be categorized as either commissions or other amounts. Commissions and other distribution compensation will be paid by ReliaStar Life. However categorized, commissions paid will not exceed 8.00% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

In addition to the sales compensation described above, ING Financial Advisers, LLC or ReliaStar Life Insurance Company, as appropriate, may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by ReliaStar Life and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate ReliaStar Life’s attendance at certain educational and training meetings to provide information and training about its products. ReliaStar Life also holds training programs from time to time at its own expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell ReliaStar Life’s products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

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ReliaStar Life may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from its resources, which include the fees and charges imposed under the contract.

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The following is a list of the top 25 broker/dealers that, during 2009, received the most, in the aggregate, from ReliaStar Life in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

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  ING Financial Partners, Inc.
  Lincoln Investment Planning, Inc.
  PlanMember Securities Corporation
  LPL Financial Corporation
  Great American Advisors, Inc.
  GLP Investment Services, LLC
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  Veritrust Ò Financial, L.L.C.
  Securities America, Inc.
  Royal Alliance Associates, Inc.
  Legend Equities Corporation
  National Planning Corporation
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  Raymond James and Associates, Inc
  Wells Fargo Advisors, LLC
  SagePoint Financial, Inc.
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  Woodbury Financial Services, Inc.
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· Signator Investors, Inc.

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  Princor Financial Services Corporation
  AXA Advisors, LLC
  Transamerica Financial Advisors, Inc.
  GWN Securities, Inc.
  Financial Network Investment Corporation
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  T.S. Phillips Investments, Inc.
  Mutual Service Corporation
  Commonwealth Financial Network Ò
  Ameritas Investment Corp.
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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

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ANTI-MONEY LAUNDERING

In order to protect against the possible misuse of our products in money laundering or terrorist financing, ReliaStar Life has adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents/registered representatives and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

Under ReliaStar Life’s anti-money laundering program, it may require Contract Owners, Annuitants and/or Beneficiaries to provide sufficient evidence of identification, and ReliaStar Life reserves the right to verify any information received by accessing information databases maintained internally or by outside firms.

ReliaStar Life may also refuse to accept certain forms of premium payments (travelers cheques, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000.00, for example). In addition, ReliaStar Life may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not to accept it. Use of an unacceptable form of payment may result in ReliaStar Life returning your premium payment and/or not issuing the contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require ReliaStar Life to block certain transactions until authorization is received from the appropriate regulator. ReliaStar Life may also be required to provide additional information about you and your contract to government regulators.

ReliaStar Life’s anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

REVOCATION

The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life’s Contract Administrator at the mailing address shown below or the agent/registered representative through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:

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ReliaStar Life Insurance Company ING Customer Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 www.ingservicecenter.com

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The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

REPORTS TO OWNERS

ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

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To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS

ReliaStar Life is not aware of any pending legal proceedings that involve the variable account as a party.

ReliaStar Life is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against ReliaStar Life sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on ReliaStar Life’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the contract.

EXPERTS

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The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto. Additional information about ReliaStar Life, the variable account or the contracts (including the SAI) can be reviewed and copied from the SEC’s Internet website (www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-5850. When looking for information regarding the contract offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 033-69892.

Information about the Fixed Account can be found in Appendix A to the prospectus and Condensed Financial Information can be found in Appendix C to the prospectus.

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STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

Page
Introduction	2
Administration of the Contracts	2
Underwriters	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	3
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

If you would like to receive a copy of the ReliaStar Select Variable Account Select*Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

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RELIASTAR LIFE INSURANCE COMPANY ING CUSTOMER SERVICE CENTER P.O. BOX 5050 MINOT, ND 58702-5050 www.ingservicecenter.com Your Name Address

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City

State

Zip

Please send me a copy of the ReliaStar Select Variable Account Select*Annuity III Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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APPENDIX A

THE FIXED ACCOUNT

Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”) nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

ReliaStar Life guarantees that it will credit interest at a rate of not less than 3.00% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3.00% per year; however, ReliaStar Life is not obligated to do so. Any interest credited to amounts allocated to the Fixed Account in excess of 3.00% per year will be determined in the sole discretion of ReliaStar Life. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum guarantee of 3.00% for any given year.

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APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the Subaccounts of the variable account, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each Fund. If you have received a summary prospectus for any of the Funds available through your contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by allocating Contract Value to the Subaccounts that invest in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in common stocks.
Company
American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks or other securities that
demonstrate the potential for
appreciation and/or dividends.
American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies located outside the
United States.
BlackRock Global Allocation V.I.	Investment Adviser:	The fund seeks to provide high total
Fund (Class III)	BlackRock Advisors, LLC	return through a fully managed
	Subadvisers:	investment policy utilizing U.S. and
	BlackRock Investment Management,	foreign equity, debt and money market
	LLC; BlackRock Asset Management	instruments, the combination of which
	U.K. Limited	will be varied from time to time both
with respect to types of securities and
markets in response to changing market
and economic trends.
Fidelity Ò VIP Contrafund Ò Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Management &
Research (U.K.) Inc.; Fidelity Research
& Analysis Company; Fidelity
Investments Japan Limited; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity Ò VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Management &	the securities comprising the Standard
	Research (U.K.) Inc.; Fidelity Research	& Poor's 500SM Index.
& Analysis Company; Fidelity
Investments Japan Limited; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited
ING Artio Foreign Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services LLC
Subadviser:
Artio Global Management, LLC
ING BlackRock Large Cap Growth	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC
ING Clarion Global Real Estate	Investment Adviser:	A non-diversified portfolio that seeks to
Portfolio (Class S)	ING Investments, LLC	provide investors with high total return
	Subadviser:	consisting of capital appreciation and
	ING Clarion Real Estate Securities	current income.
LLC
ING DFA Global All Equity	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Dimensional Fund Advisors LP
ING DFA Global Allocation Portfolio	Investment Adviser:	Seeks high level of total return,
(Class I)	Directed Services LLC	consisting of capital appreciation and
	Subadviser:	income.
Dimensional Fund Advisors LP
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio	Directed Services LLC
(Class I)	Subadviser:
Fidelity Management & Research
Company
ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I)	Directed Services LLC	secondarily, income.
ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.
ING JPMorgan Emerging Markets	Investment Adviser:	Seeks capital appreciation.
Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management
Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.
ING Liquid Assets Portfolio (Class I)	Investment Adviser:	Seeks high level of current income
	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.
ING MFS Utilities Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return, consistent
Portfolio (Class I)	Directed Services LLC	with preservation of capital and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC
ING Pioneer Fund Portfolio (Class I)	Investment Adviser:	Seeks reasonable income and capital
	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.

ING Retirement Growth Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I)	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee.	that can be expected to be greater than
that of ING Retirement Moderate
Growth Portfolio.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Retirement Moderate Growth	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be greater than
that of ING Retirement Moderate
Portfolio but less than that of ING
Retirement Growth Portfolio.
ING Retirement Moderate Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I)	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be less than that
of ING Retirement Moderate Growth
Portfolio.
ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.
ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income as
Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Van Kampen
ING Wells Fargo Health Care	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth.
Subadviser:
Wells Capital Management, Inc.
ING Wells Fargo Omega Growth	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.
ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.
ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.
ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

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

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.
ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Oppenheimer Global Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return through
(Initial Class)	Directed Services LLC	income and capital appreciation.
Subadviser:
Pioneer Investment Management, Inc.

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.
ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Van Kampen
ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Van Kampen
ING Balanced Portfolio (Class I)	Investment Adviser:	Prior to July 15, 2010, the portfolio
	ING Investments, LLC	seeks to maximize investment return,
	Subadviser:	consistent with reasonable safety of
	ING Investment Management Co.	principal, by investing in a diversified
portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

Effective July 15, 2010, the portfolio
seeks total return consisting of capital
appreciation (both realized and
unrealized) and current income; the
secondary investment objective is long-
term capital appreciation.

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

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified portfolio
consisting primarily of debt securities.
It is anticipated that capital
appreciation and investment income
will both be major factors in achieving
total return.
ING Growth and Income Portfolio	Investment Adviser:	Seeks to maximize total return through
(Class I)	ING Investments, LLC	investments in a diversified portfolio of
	Subadviser:	common stocks and securities
	ING Investment Management Co.	convertible into common stocks. It is
anticipated that capital appreciation and
investment income will both be major
factors in achieving total return.
ING Index Plus LargeCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500® Composite Stock Price Index,
	ING Investment Management Co.	while maintaining a market level of
risk.
ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index, while maintaining a
	ING Investment Management Co.	market level of risk.
ING Index Plus SmallCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index, while maintaining
	ING Investment Management Co.	a market level of risk.
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of a widely accepted
	ING Investment Management Co.	International Index.
ING RussellTM Large Cap Growth	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200® Growth
Index.
ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Index.
ING RussellTM Large Cap Value	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200® Value
Index.
ING RussellTM Mid Cap Growth	Investment Adviser:	A non-diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Midcap® Growth
Index.



Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell 2000® Index.
ING Investment Management Co.
ING Small Company Portfolio	Investment Adviser:	Seeks growth of capital primarily
(Class I)	ING Investments, LLC	through investment in a diversified
	Subadviser:	portfolio of common stocks of
	ING Investment Management Co.	companies with smaller market
capitalizations.
ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Barclays Capital U.S.
	Neuberger Berman Fixed Income LLC	Aggregate Bond Index Ò .
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
Neuberger Berman AMT Socially	Investment Adviser:	Seeks long-term growth of capital by
Responsive Portfolio® (Class I)	Neuberger Berman Management LLC	investing primarily in securities of
	Subadviser:	companies that meet the portfolio’s
	Neuberger Berman LLC	financial criteria and social policy.








APPENDIX C

Performance Information and Condensed Financial Information

Performance Information

From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available Subaccounts. These figures are based on historical earnings and do not indicate or project future performance.

Yields and total returns for the Subaccounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds’ expenses. See the prospectuses for the Funds.

The yield of the Subaccount investing in money market portfolios such as the ING Liquid Assets Portfolio refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.

The yield of a Subaccount (except money market portfolios such as the ING Liquid Assets Portfolio) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total returns generally will be presented in “standardized” format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, “non-standardized” returns may be shown from prior to the inception date of the Variable Account. Nonstandardized information will be accompanied by standardized information. ReliaStar Life will not show nonstandardized performance unless ReliaStar Life also shows standardized performance.

When a Subaccount has been in operation for one, five and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Subaccount commenced operations, nonstandardized performance information for contracts funded by the Subaccounts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the Subaccounts for the contracts.

ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations.

ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.


CONDENSED FINANCIAL INFORMATION

The following table shows, for each subaccount of the Variable Account, the value of a subaccount Accumulation Unit as they are invested in Funds at the dates shown, and the total number of subaccount Accumulation Units outstanding at the end of each period. Fund name changes after December 31, 2009 are not reflected in this information.


Year Ended December 31

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.05	$14.57	$13.15	$12.10	$10.63
Value at end of period	$11.07	$8.05	$14.57	$13.15	$12.10
Number of accumulation units outstanding at end of period	107,404	128,162	174,191	202,364	188,279
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME
FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.98	$13.02	$12.56	$11.06	$10.10
Value at end of period	$10.32	$7.98	$13.02	$12.56	$11.06
Number of accumulation units outstanding at end of period	90,565	103,033	118,879	143,882	153,073
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.80	$14.50	$14.50	$12.36	$10.20
Value at end of period	$13.82	$9.80	$17.17	$14.50	$12.36
Number of accumulation units outstanding at end of period	72,558	94,627	142,211	148,217	130,550
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.10
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	1,123
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.90	$42.17	$36.36	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395	$27.8416
Value at end of period	$31.99	$23.90	$42.17	$36.36	$33.00	$28.62	$25.13	$19.84	$22.1874	$25.6395
Number of accumulation units outstanding at end of period	375,408	447,017	613,349	807,671	1,131,052	1,478,830	1,816,561	2,009,345	2,545,232	3,048,087
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.72	$33.10	$33.06	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181	$23.0232
Value at end of period	$24.04	$18.72	$33.10	$33.06	$27.89	$26.72	$24.29	$18.90	$23.0729	$24.6181
Number of accumulation units outstanding at end of period	392,193	482,551	623,519	834,836	1,172,633	1,621,767	1,985,202	2,122,244	2,584,578	2,952,877
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$17.47	$18.31	$17.79	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.70	$12.5711
Value at end of period	$19.93	$17.47	$18.31	$17.79	$17.29	$17.15	$16.65	$16.05	$14.7484	$28.70
Number of accumulation units outstanding at end of period	157,519	203,784	276,395	428,235	691,373	1,071,855	1,441,591	1,718,651	1,602,587	1,291,171
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.03	$12.44	$12.97	$11.36	$10.51
Value at end of period	$12.12	$9.03	$12.44	$12.97	$11.36
Number of accumulation units outstanding at end of period	2,817	3,484	3,619	5,485	9,953
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.65	$17.31	$15.04	$11.76	$9.82
Value at end of period	$11.48	$9.65	$17.31	$15.04	$11.76
Number of accumulation units outstanding at end of period	28,919	33,996	41,358	40,421	30,413

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

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 2006)
Value at beginning of period	$7.76	$10.94	$10.51	$10.01
Value at end of period	$9.12	$7.76	$10.94	$10.51
Number of accumulation units outstanding at end of period	210,933	263,747	340,649	423,116
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.66	$13.19	$12.58	$11.04	$10.38
Value at end of period	$10.24	$7.66	$13.19	$12.58	$11.04
Number of accumulation units outstanding at end of period	26,203	32,870	37,080	33,166	26,510
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$7.80	$12.95	$12.26	$11.95
Value at end of period	$10.04	$7.80	$12.95	$12.26
Number of accumulation units outstanding at end of period	4,680	3,728	5,151	3,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Since May 17, 2004)
Value at beginning of period	$8.64	$13.51	$13.11	$11.39	$10.94	$10.32
Value at end of period	$9.64	$8.64	$13.51	$13.11	$11.39	$10.94
Number of accumulation units outstanding at end of period	93,156	126,499	170,507	241,275	342,999	493,592
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.69	$10.26
Value at end of period	$7.48	$5.69
Number of accumulation units outstanding at end of period	25,938	31,802
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.69	$10.25	$10.07	$9.95
Value at end of period	$8.25	$6.69	$10.25	$10.07
Number of accumulation units outstanding at end of period	4,115	3,568	2,144	458
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.27	$13.15	$12.26	$11.40
Value at end of period	$11.01	$9.27	$13.15	$12.26
Number of accumulation units outstanding at end of period	3,451	4,728	2,436	9,749
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.41	$13.13	$11.89	$11.39	$11.10
Value at end of period	$13.24	$9.41	$13.13	$11.89	$11.39
Number of accumulation units outstanding at end of period	1,004,321	1,183,521	1,470,754	1,931,323	2,641,223
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$6.71	$11.16	$9.86	$9.99
Value at end of period	$9.24	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	11,599	17,371	11,930	12,229
ING FOCUS 5 PORTFOLIO
Value at beginning of period	$5.97
Value at end of period	$7.18
Number of accumulation units outstanding at end of period	1,619
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
Value at beginning of period	$6.72
Value at end of period	$8.66
Number of accumulation units outstanding at end of period	170



	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.47	$21.37	$16.22	$13.51
Value at end of period	$16.94	$12.47	$21.37	$16.22
Number of accumulation units outstanding at end of period	37,953	43,486	44,354	79,982
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.13	$9.96	$10.00
Value at end of period	$7.87	$6.13	$9.96
Number of accumulation units outstanding at end of period	48,808	54,963	81,832
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.96	$12.85	$12.41	$10.98	$10.29
Value at end of period	$9.67	$7.96	$12.85	$12.41	$10.98
Number of accumulation units outstanding at end of period	3,822	9,332	2,244	13,209	3,972
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.02	$13.02	$12.52	$11.60	$10.59
Value at end of period	$10.42	$8.02	$13.02	$12.52	$11.60
Number of accumulation units outstanding at end of period	30,619	50,647	74,122	100,409	106,720
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.82	$11.94	$12.92	$11.51	$10.16
Value at end of period	$9.63	$7.82	$11.94	$12.92	$11.51
Number of accumulation units outstanding at end of period	21,517	40,397	59,344	87,105	97,075
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.80	$10.86	$10.39	$10.12	$10.02
Value at end of period	$10.78	$9.80	$10.86	$10.39	$10.12
Number of accumulation units outstanding at end of period	41,983	70,158	57,798	48,426	29,572
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.18
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	72,441
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$16.43	$29.10	$26.01	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072	$17.2046
Value at end of period	$20.60	$16.43	$29.10	$26.01	$20.38	$18.88	$16.31	$12.73	$15.2495	$17.5072
Number of accumulation units outstanding at end of period	65,493	83,279	116,618	188,003	325,902	503,669	547,278	406,618	368,448	349,793
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.51	$15.59	$11.39	$10.48
Value at end of period	$12.74	$7.51	$15.59	$11.39
Number of accumulation units outstanding at end of period	34,859	30,961	30,179	33,573
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.46	$12.77	$12.62	$10.95	$10.17
Value at end of period	$10.50	$8.46	$12.77	$12.62	$10.95
Number of accumulation units outstanding at end of period	22,608	22,476	31,093	43,161	42,804



	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Since June 4, 2004)
Value at beginning of period	$9.54	$13.75	$14.16	$12.28	$11.97	$9.96
Value at end of period	$11.99	$9.54	$13.75	$14.16	$12.28	$11.97
Number of accumulation units outstanding at end of period	207,770	250,262	347,644	514,301	792,826	337,948
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.55	$12.59	$12.97	$11.93	$11.26
Value at end of period	$9.85	$7.55	$12.59	$12.97	$11.93
Number of accumulation units outstanding at end of period	1,352	1,352	1,569	2,010	1,583
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.54	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.14	$10.54	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	171,163	227,603	291,662	401,552	11,931
ING LIQUID ASSETS PORTFOLIO
(Since May 10, 2004)
Value at beginning of period	$11.04	$10.90	$10.51	$10.15	$9.99	$10.00
Value at end of period	$10.95	$11.04	$10.90	$10.51	$10.15	$9.99
Number of accumulation units outstanding at end of period	500,625	626,756	793,479	769,051	970,786	1,405,296
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.30	$13.23	$12.86	$11.06
Value at end of period	$9.74	$8.30	$13.23	$12.86
Number of accumulation units outstanding at end of period	193	194	194	1,172
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.95	$13.47	$11.93	$11.50	$10.09
Value at end of period	$10.13	$7.95	$13.47	$11.93	$11.50
Number of accumulation units outstanding at end of period	9,632	13,601	14,514	15,264	9,170
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.08	$18.17	$15.25	$12.45	$10.16
Value at end of period	$12.36	$9.08	$18.17	$15.25	$12.45
Number of accumulation units outstanding at end of period	209,694	239,062	309,597	415,318	646,005
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.12	$11.88	$11.55	$10.44	$10.14
Value at end of period	$10.62	$9.12	$11.88	$11.55	$10.44
Number of accumulation units outstanding at end of period	16,746	18,075	11,848	12,948	16,322
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.04	$16.31	$12.95	$10.02	$10.02
Value at end of period	$13.18	$10.04	$16.31	$12.95	$10.02
Number of accumulation units outstanding at end of period	101,081	124,544	177,283	238,766	240,264
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$5.68	$9.24	$7.45	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561
Value at end of period	$7.92	$5.68	$9.24	$7.45	$7.01	$6.44	$5.85	$4.34	$5.9396	$8.8561
Number of accumulation units outstanding at end of period	322,606	388,683	515,659	732,188	979,332	1,286,006	119,974	78,226	104,414	63,345

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	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.62	$14.64	$13.93	$11.98	$10.04
Value at end of period	$11.86	$8.62	$14.64	$13.93	$11.98
Number of accumulation units outstanding at end of period	450,463	566,806	719,366	987,160	1,384,718
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.59	$11.54	$10.77	$10.09	$10.11
Value at end of period	$11.47	$9.59	$11.54	$10.77	$10.09
Number of accumulation units outstanding at end of period	95,085	125,589	134,254	173,717	18,735
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$7.32	$11.53	$11.35	$9.92	$9.98
Value at end of period	$8.31	$7.32	$11.53	$11.35	$9.92
Number of accumulation units outstanding at end of period	9,228	16,405	19,788	38,912	64,275
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.91	$9.93
Value at end of period	$11.21	$9.91
Number of accumulation units outstanding at end of period	49,774	11,895
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.06	$11.20	$10.36	$10.08	$10.07
Value at end of period	$12.31	$11.06	$11.20	$10.36	$10.08
Number of accumulation units outstanding at end of period	32,845	42,546	30,740	38,670	31,552
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.49	$13.15	$12.65	$11.73
Value at end of period	$10.42	$8.49	$13.15	$12.65
Number of accumulation units outstanding at end of period	4,958	5,699	7,316	8,280
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.07	$10.21
Value at end of period	$11.64	$7.07
Number of accumulation units outstanding at end of period	274,588	339,904
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.37	$12.65	$12.13	$10.92
Value at end of period	$10.35	$8.37	$12.65	$12.13
Number of accumulation units outstanding at end of period	2,693	2,704	3,310	2,645
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.23
Value at end of period	$9.39
Number of accumulation units outstanding at end of period	10,340
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.44
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	36,112

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

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.82
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	7,376
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.01
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	825,158
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.85
Value at end of period	$12.75
Number of accumulation units outstanding at end of period	4,050
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.82
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	421,593
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.13
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	9,115
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.96
Value at end of period	$8.69
Number of accumulation units outstanding at end of period	472
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$20.38	$31.55	$29.07	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707	$42.3014
Value at end of period	$26.34	$20.38	$31.55	$29.07	$26.18	$24.33	$22.40	$16.39	$29.4598	$42.1707
Number of accumulation units outstanding at end of period	76,399	87,434	109,698	161,191	220,745	301,141	410,529	620,847	773,226	860,669
ING STOCK INDEX PORTFOLIO
(Since June 22, 2004)
Value at beginning of period	$8.28	$13.36	$12.87	$11.29	$10.95	$10.24
Value at end of period	$10.31	$8.28	$13.36	$12.87	$11.29	$10.95
Number of accumulation units outstanding at end of period	884,723	1,085,316	1,408,512	1,806,092	2,519,398	3,644,867
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$8.00	$12.68	$12.25	$10.97	$10.65
Value at end of period	$9.88	$8.00	$12.68	$12.25	$10.97
Number of accumulation units outstanding at end of period	1,708	1,709	1,824	1,888	3,979
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.37	$12.21	$11.74	$10.71	$10.53
Value at end of period	$10.06	$8.37	$12.21	$11.74	$10.71
Number of accumulation units outstanding at end of period	3,248	3,252	4,187	4,273	2,775

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

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.25	$12.91	$12.51	$11.03
Value at end of period	$12.19	$9.25	$12.91	$12.51
Number of accumulation units outstanding at end of period	75,350	84,473	95,844	101,957
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.88	$14.06	$12.58	$11.69	$10.03
Value at end of period	$11.38	$7.88	$14.06	$12.58	$11.69
Number of accumulation units outstanding at end of period	442,656	523,941	708,539	1,029,207	1,558,061
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.16	$12.83	$12.59	$10.69	$10.36
Value at end of period	$10.08	$8.16	$12.83	$12.59	$10.69
Number of accumulation units outstanding at end of period	32,216	30,737	32,477	46,197	37,296
ING U.S. BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.26	$10.00
Value at end of period	$10.72	$10.26
Number of accumulation units outstanding at end of period	7,328	2,002
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.52	$12.66	$12.69	$11.24	$10.74
Value at end of period	$9.77	$7.52	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	65,084	74,010	120,796	172,164	228,257
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.37	$11.75	$12.17	$10.62	$10.21
Value at end of period	$9.38	$7.37	$11.75	$12.17	$10.62
Number of accumulation units outstanding at end of period	9,332	8,999	13,021	17,889	25,740
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$9.34	$12.36	$12.10	$10.89	$10.29
Value at end of period	$11.30	$9.34	$12.36	$12.10	$10.89
Number of accumulation units outstanding at end of period	9,740	10,804	15,219	16,737	3,714
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.61	$12.88	$12.73	$11.13	$11.09
Value at end of period	$10.52	$8.61	$12.88	$12.73	$11.13
Number of accumulation units outstanding at end of period	154,253	206,107	271,078	362,385	2,190
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.62	$9.96	$10.46	$10.00
Value at end of period	$8.52	$6.62	$9.96	$10.46
Number of accumulation units outstanding at end of period	2,467	1,998	1,729	1,903
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
Value at beginning of period	$9.16	$15.35	$14.46	$12.90	$12.24	$10.95	$8.26	$9.8309	$10.3394	$10.6549
Value at end of period	$11.88	$9.16	$15.35	$14.46	$12.90	$12.24	$10.95	$10.3394	$9.8309	$10.3394
Number of accumulation units outstanding at end of period	21,369	22,740	27,008	35,585	47,808	53,325	63,728	48,267	62,695	47,083

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APPENDIX D

INFORMATION REGARDING CLOSED SUBACCOUNTS

The subaccounts that invest in the following Funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  ING BlackRock Large Cap Value Portfolio
  ING Lord Abbett Growth and Income Portfolio
  ING Opportunistic LargeCap Portfolio
  ING American Century Small-Mid Cap Value Portfolio
  ING Legg Mason ClearBridge Aggressive Growth Portfolio
  ING PIMCO Total Return Portfolio
  ING Strategic Allocation Conservative Portfolio
  ING Strategic Allocation Growth Portfolio
  ING Strategic Allocation Moderate Portfolio
  ING International Value Portfolio
  ING MidCap Opportunities Portfolio

Contract owners who have Contract Value allocated to one or more of the Subaccounts that correspond to these Funds may leave their Contract Value in those Subaccounts, but future allocations and transfers into those Subaccounts are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these Funds, premium received that would have been allocated to a Subaccount corresponding to one of these Funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our:

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ING Customer Service Center P.O. Box 5050 Minot, ND 58702-5050 1-877-884-5050

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D-1

PART B
STATEMENT OF ADDITIONAL INFORMATION

-----------------
SELECT*ANNUITY III
INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY
RELIASTAR SELECT VARIABLE ACCOUNT OF
RELIASTAR LIFE INSURANCE COMPANY

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This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus dated April 30, 2010, (the "prospectus") relating to the Select*Annuity III Individual Deferred Variable/Fixed Annuity contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050 or by accessing the SEC's website at www.sec.gov.


Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the prospectus.

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TABLE OF CONTENTS
Page
Introduction	2
Administration of the Contracts	2
Underwriters	2
Custody of Assets	2
Experts	2
Sales Material and Advertising	3
Financial Statements	3
Financial Statements of ReliaStar Select Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

The date of this Statement of Additional Information is April 30, 2010.

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INTRODUCTION

The Select*Annuity III contracts (the "contracts") are flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the prospectus.) Annuity payouts under the contracts are deferred until a selected later date.

Purchase payments may be allocated to one or more of the available subaccounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available subaccounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of Funds.

ADMINISTRATION OF THE CONTRACTS

ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the subaccounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions.

UNDERWRITERS

Effective January 1, 2004, ReliaStar Life’s affiliate, ING Financial Advisers, LLC, became the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

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ING Financial Advisers, LLC offers the securities under the contracts on a continuous basis, however, the contract is no longer available to new purchasers. ReliaStar Life pays ING Financial Advisers, LLC under a distribution agreement. For the years ended December 31, 2009, 2008 and 2007, ING Financial Advisers, LLC was paid fees by ReliaStar Life with respect to the distribution of the Select*Annuity III contract aggregating $124,232.00, $202,334.00 and $103,569.00, respectively.


CUSTODY OF ASSETS

ReliaStar Life maintains custody of the assets of the Variable Account. As custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the subaccounts are reflected only on the records of the Funds, and are not issued in certificated form.

EXPERTS

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The statements of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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2

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying Funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying Funds, if accompanied by performance which also shows the performance of such Funds reduced by applicable charges under the Variable Account. We may also show in advertisements the portfolio holdings of the underlying Funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and portfolio rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

FINANCIAL STATEMENTS

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The financial statements of the Variable Account reflect the operations of the Variable Account as of and for the year ended December 31, 2009, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of ReliaStar Life as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of ReliaStar Life should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. The statutory basis financial statements of ReliaStar Life as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.


The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA

30308.

3

FINANCIAL STATEMENTS ReliaStar Life Insurance Company ReliaStar Select Variable Account Year ended December 31, 2009 with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Financial Statements Year ended December 31, 2009

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ReliaStar Life Insurance Company ReliaStar Select Variable Account (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth Fund - Class 2	ING Limited Maturity Bond Portfolio - Service Class
American Funds Insurance Series® Growth-Income Fund -	ING Liquid Assets Portfolio - Institutional Class
Class 2	ING Lord Abbett Affiliated Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING Marsico Growth Portfolio - Institutional Class
BlackRock Variable Series Funds, Inc.:	ING Marsico International Opportunities Portfolio - Institutional
BlackRock Global Allocation V.I. Fund - Class III	Class
Fidelity® Variable Insurance Products:	ING MFS Total Return Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING MFS Utilities Portfolio - Institutional Class
Fidelity® Variable Insurance Products II:	ING Oppenheimer Main Street Portfolio® - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING PIMCO Total Return Bond Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Pioneer Fund Portfolio - Institutional Class
Fidelity® Variable Insurance Products V:	ING Pioneer Mid Cap Value Portfolio - Institutional Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Retirement Growth Portfolio - Institutional Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING Retirement Moderate Growth Portfolio - Institutional Class
ING Balanced Portfolio, Inc.:	ING Retirement Moderate Portfolio - Institutional Class
ING Balanced Portfolio - Class I	ING Stock Index Portfolio - Institutional Class
ING Intermediate Bond Portfolio:	ING T. Rowe Price Capital Appreciation Portfolio - Institutional
ING Intermediate Bond Portfolio - Class I	Class
ING Investors Trust:	ING T. Rowe Price Equity Income Portfolio - Institutional Class
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional	ING Van Kampen Capital Growth Portfolio - Institutional Class
Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Artio Foreign Portfolio - Institutional Class	ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
ING BlackRock Large Cap Growth Portfolio - Institutional Class	Class
ING BlackRock Large Cap Value Portfolio - Institutional Class	ING Partners, Inc.:
ING Clarion Global Real Estate Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial
ING Evergreen Health Sciences Portfolio - Institutional Class	Class
ING Evergreen Omega Portfolio - Institutional Class	ING American Century Small-Mid Cap Value Portfolio - Initial
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	Class
ING Focus 5 Portfolio - Class I	ING Baron Small Cap Growth Portfolio - Initial Class
ING Franklin Templeton Founding Strategy Portfolio -	ING Columbia Small Cap Value Portfolio - Initial Class
Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Global Resources Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
ING Growth and Income Portfolio II - Institutional Class	Class
ING Index Plus International Equity Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Oppenheimer Global Portfolio - Initial Class
Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional	ING PIMCO Total Return Portfolio - Initial Class
Class	ING Pioneer High Yield Portfolio - Initial Class
ING JPMorgan Value Opportunities Portfolio - Institutional	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Class	Initial Class
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING LifeStyle Growth Portfolio - Institutional Class	ING Van Kampen Comstock Portfolio - Initial Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Institutional Class

ING Strategic Allocation Portfolios, Inc.:	ING Variable Products Trust:
ING Strategic Allocation Conservative Portfolio - Class I	ING International Value Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING MidCap Opportunities Portfolio - Class I
ING Strategic Allocation Moderate Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class I
ING Variable Funds:	Neuberger Berman Advisers Management Trust:
ING Growth and Income Portfolio - Class I	Neuberger Berman AMT Socially Responsive Portfolio® -
ING Variable Portfolios, Inc.:	Class I
ING Index Plus LargeCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class I
ING International Index Portfolio - Class S
ING Opportunistic Large Cap Portfolio - Class I
ING Russell™ Large Cap Growth Index Portfolio - Class I
ING Russell™ Large Cap Index Portfolio - Class I
ING Russell™ Large Cap Value Index Portfolio - Class I
ING Russell™ Mid Cap Growth Index Portfolio - Class I
ING Russell™ Small Cap Index Portfolio - Class I
ING U.S. Bond Index Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company
ReliaStar Select Variable Account at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia April 19, 2010

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	BlackRock	Fidelity® VIP
	Insurance	Series®	Series®	Global	Equity-Income
	Series® Growth Growth-Income		International	Allocation V.I.	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class III	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,473	$ 1,072	$ 1,215	$ 35	$ 20,606
Total assets	1,473	1,072	1,215	35	20,606
Net assets	$ 1,473	$ 1,072	$ 1,215	$ 35	$ 20,606

Net assets
Accumulation units	$ 1,473	$ 1,072	$ 1,215	$ 35	$ 20,575
Contracts in payout (annuitization)	-	-	-	-	31
Total net assets	$ 1,473	$ 1,072	$ 1,215	$ 35	$ 20,606

Total number of mutual fund shares	31,951	34,387	71,021	2,631	1,225,829

Cost of mutual fund shares	$ 1,925	$ 1,324	$ 1,503	$ 35	$ 28,263

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
Assets
Investments in mutual funds
at fair value	$ 13,700	$ 2	$ 4,188	$ 42	$ 5,582
Total assets	13,700	2	4,188	42	5,582
Net assets	$ 13,700	$ 2	$ 4,188	$ 42	$ 5,582

Net assets
Accumulation units	$ 13,678	$ 2	$ 4,188	$ -	$ 5,582
Contracts in payout (annuitization)	22	-	-	42	-
Total net assets	$ 13,700	$ 2	$ 4,188	$ 42	$ 5,582

Total number of mutual fund shares	664,400	19	335,605	42,058	535,735

Cost of mutual fund shares	$ 17,628	$ 3	$ 4,180	$ 42	$ 7,088

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

			ING BlackRock	ING BlackRock
		ING Artio	Large Cap	Large Cap	ING Clarion
	ING	Foreign	Growth	Value	Global Real
	Intermediate	Portfolio -	Portfolio -	Portfolio -	Estate
	Bond Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Class I	Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 717	$ 387	$ 67	$ 1,114	$ 219
Total assets	717	387	67	1,114	219
Net assets	$ 717	$ 387	$ 67	$ 1,114	$ 219

Net assets
Accumulation units	$ 717	$ 387	$ 67	$ 1,114	$ 219
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 717	$ 387	$ 67	$ 1,114	$ 219

Total number of mutual fund shares	61,999	35,534	7,773	115,403	23,767

Cost of mutual fund shares	$ 768	$ 573	$ 64	$ 1,365	$ 236

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Franklin
Templeton
	ING Evergreen	ING Evergreen	ING FMRSM		Founding
	Health Sciences	Omega	Diversified Mid		Strategy
	Portfolio -	Portfolio -	Cap Portfolio -	ING Focus 5	Portfolio -
	Institutional	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Class I	Class
Assets
Investments in mutual funds
at fair value	$ 66	$ 14,658	$ 127	$ 12	$ 1
Total assets	66	14,658	127	12	1
Net assets	$ 66	$ 14,658	$ 127	$ 12	$ 1

Net assets
Accumulation units	$ 66	$ 14,633	$ 127	$ 12	$ 1
Contracts in payout (annuitization)	-	25	-	-	-
Total net assets	$ 66	$ 14,658	$ 127	$ 12	$ 1

Total number of mutual fund shares	6,354	1,260,353	10,665	1,648	188

Cost of mutual fund shares	$ 59	$ 13,341	$ 123	$ 9	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

		ING JPMorgan	ING JPMorgan
	ING Global	Emerging	Small Cap Core		ING Liquid
	Resources	Markets Equity	Equity	ING Limited	Assets
	Portfolio -	Portfolio -	Portfolio -	Maturity Bond	Portfolio -
	Institutional	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 691	$ 511	$ 2,953	$ 2,020	$ 8,542
Total assets	691	511	2,953	2,020	8,542
Net assets	$ 691	$ 511	$ 2,953	$ 2,020	$ 8,542

Net assets
Accumulation units	$ 691	$ 511	$ 2,953	$ 2,017	$ 8,542
Contracts in payout (annuitization)	-	-	-	3	-
Total net assets	$ 691	$ 511	$ 2,953	$ 2,020	$ 8,542

Total number of mutual fund shares	38,367	25,066	282,306	193,847	8,542,204

Cost of mutual fund shares	$ 894	$ 563	$ 3,480	$ 2,073	$ 8,542

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING Lord		ING Marsico
	Abbett	ING Marsico	International	ING MFS Total	ING MFS
	Affiliated	Growth	Opportunities	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 2	$ 111	$ 2,985	$ 254	$ 1,464
Total assets	2	111	2,985	254	1,464
Net assets	$ 2	$ 111	$ 2,985	$ 254	$ 1,464

Net assets
Accumulation units	$ 2	$ 111	$ 2,985	$ 254	$ 1,461
Contracts in payout (annuitization)	-	-	-	-	3
Total net assets	$ 2	$ 111	$ 2,985	$ 254	$ 1,464

Total number of mutual fund shares	244	7,634	285,398	18,611	121,679

Cost of mutual fund shares	$ 3	$ 128	$ 3,665	$ 260	$ 1,708

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Retirement
	ING PIMCO		ING Pioneer	ING Retirement	Moderate
	Total Return	ING Pioneer	Mid Cap Value	Growth	Growth
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 705	$ 52	$ 28	$ 97	$ 450
Total assets	705	52	28	97	450
Net assets	$ 705	$ 52	$ 28	$ 97	$ 450

Net assets
Accumulation units	$ 705	$ 52	$ 28	$ 97	$ 450
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 705	$ 52	$ 28	$ 97	$ 450

Total number of mutual fund shares	57,739	5,309	2,968	10,307	46,836

Cost of mutual fund shares	$ 687	$ 59	$ 31	$ 95	$ 442

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING Van
	ING Retirement	ING Stock	Price Capital	Price Equity	Kampen
	Moderate	Index	Appreciation	Income	Growth and
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Income
	Institutional	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 10,910	$ 1,446	$ 344	$ 1,973
Total assets	92	10,910	1,446	344	1,973
Net assets	$ 92	$ 10,910	$ 1,446	$ 344	$ 1,973

Net assets
Accumulation units	$ 92	$ 10,910	$ 1,446	$ 344	$ 1,969
Contracts in payout (annuitization)	-	-	-	-	4
Total net assets	$ 92	$ 10,910	$ 1,446	$ 344	$ 1,973

Total number of mutual fund shares	9,184	1,129,398	71,652	33,123	102,010

Cost of mutual fund shares	$ 91	$ 11,886	$ 1,646	$ 421	$ 2,598

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Wells
	Fargo Small	ING American	ING Baron	ING Columbia
	Cap Disciplined	Century Small-	Small Cap	Small Cap	ING JPMorgan
	Portfolio -	Mid Cap Value	Growth	Value	Mid Cap Value
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 21	$ 34	$ 284	$ 45	$ 280
Total assets	21	34	284	45	280
Net assets	$ 21	$ 34	$ 284	$ 45	$ 280

Net assets
Accumulation units	$ 21	$ 34	$ 284	$ 45	$ 280
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 21	$ 34	$ 284	$ 45	$ 280

Total number of mutual fund shares	2,598	3,463	18,596	5,359	24,504

Cost of mutual fund shares	$ 21	$ 41	$ 327	$ 50	$ 351

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING Legg		ING
	Mason Partners	ING	Oppenheimer
	Aggressive	Oppenheimer	Strategic	ING PIMCO	ING Pioneer
	Growth	Global	Income	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 13	$ 6,472	$ 1,281	$ 500	$ 5,351
Total assets	13	6,472	1,281	500	5,351
Net assets	$ 13	$ 6,472	$ 1,281	$ 500	$ 5,351

Net assets
Accumulation units	$ 13	$ 6,472	$ 1,275	$ 500	$ 5,342
Contracts in payout (annuitization)	-	-	6	-	9
Total net assets	$ 13	$ 6,472	$ 1,281	$ 500	$ 5,351

Total number of mutual fund shares	343	531,798	122,006	42,803	532,403

Cost of mutual fund shares	$ 15	$ 7,002	$ 1,295	$ 511	$ 4,749

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING T. Rowe
	Price	ING UBS U.S.	ING Van	ING Van	ING Strategic
	Diversified Mid	Large Cap	Kampen	Kampen Equity	Allocation
	Cap Growth	Equity	Comstock	and Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
Assets
Investments in mutual funds
at fair value	$ 6,275	$ 703	$ 112	$ 110	$ 24
Total assets	6,275	703	112	110	24
Net assets	$ 6,275	$ 703	$ 112	$ 110	$ 24

Net assets
Accumulation units	$ 6,275	$ 703	$ 112	$ 110	$ 24
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,275	$ 703	$ 112	$ 110	$ 24

Total number of mutual fund shares	935,105	87,198	12,467	3,547	2,599

Cost of mutual fund shares	$ 7,643	$ 775	$ 137	$ 104	$ 36

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Strategic
	Allocation	ING Growth	ING Index Plus	ING Index Plus	ING Index Plus
	Moderate	and Income	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 33	$ 403	$ 95	$ 394	$ 254
Total assets	33	403	95	394	254
Net assets	$ 33	$ 403	$ 95	$ 394	$ 254

Net assets
Accumulation units	$ 33	$ 403	$ 95	$ 394	$ 254
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 33	$ 403	$ 95	$ 394	$ 254

Total number of mutual fund shares	3,410	20,730	7,644	30,667	22,043

Cost of mutual fund shares	$ 45	$ 489	$ 75	$ 423	$ 266

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 2,521	$ 77	$ 20,615	$ 80	$ 5,969
Total assets	2,521	77	20,615	80	5,969
Net assets	$ 2,521	$ 77	$ 20,615	$ 80	$ 5,969

Net assets
Accumulation units	$ 2,514	$ 77	$ 20,503	$ 80	$ 5,954
Contracts in payout (annuitization)	7	-	112	-	15
Total net assets	$ 2,521	$ 77	$ 20,615	$ 80	$ 5,969

Total number of mutual fund shares	308,593	7,988	1,605,492	8,991	471,829

Cost of mutual fund shares	$ 2,299	$ 106	$ 17,498	$ 68	$ 5,045

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING Russell™	ING Russell™		ING
	Mid Cap	Small Cap	ING U.S. Bond	International	ING MidCap
	Growth Index	Index	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 147	$ 4	$ 79	$ 1,642	$ 2,735
Total assets	147	4	79	1,642	2,735
Net assets	$ 147	$ 4	$ 79	$ 1,642	$ 2,735

Net assets
Accumulation units	$ 147	$ 4	$ 79	$ 1,642	$ 2,735
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 147	$ 4	$ 79	$ 1,642	$ 2,735

Total number of mutual fund shares	11,220	418	7,561	194,062	302,916

Cost of mutual fund shares	$ 130	$ 3	$ 78	$ 2,404	$ 1,979

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

Neuberger
Berman AMT
	ING SmallCap	Socially
	Opportunities	Responsive
	Portfolio -	Portfolio® -
	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 2,306	$ 282
Total assets	2,306	282
Net assets	$ 2,306	$ 282

Net assets
Accumulation units	$ 2,306	$ 282
Contracts in payout (annuitization)	-	-
Total net assets	$ 2,306	$ 282

Total number of mutual fund shares	143,384	23,345

Cost of mutual fund shares	$ 2,138	$ 326

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	BlackRock	Fidelity® VIP
	Insurance	Series®	Series®	Global	Equity-Income
	Series® Growth Growth-Income		International	Allocation V.I.	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class III	Initial Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 15	$ 16	$ -	$ 413
Total investment income	9	15	16	-	413
Expenses:
Mortality, expense risk
and other charges	18	13	15	-	248
Total expenses	18	13	15	-	248
Net investment income (loss)	(9)	2	1	-	165

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(173)	(104)	(186)	-	(1,326)
Capital gains distributions	-	-	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	(173)	(104)	(180)	-	(1,326)
Net unrealized appreciation
(depreciation) of investments	604	344	530	-	5,820
Net realized and unrealized gain (loss)
on investments	431	240	350	-	4,494
Net increase (decrease) in net assets
resulting from operations	$ 422	$ 242	$ 351	$ -	$ 4,659

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
Net investment income (loss)
Income:
Dividends	$ 166	$ -	$ 390	$ -	$ 252
Total investment income	166	-	390	-	252
Expenses:
Mortality, expense risk
and other charges	168	-	61	1	71
Total expenses	168	-	61	1	71
Net investment income (loss)	(2)	-	329	(1)	181

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(177)	-	(83)	-	(514)
Capital gains distributions	3	-	17	-	-
Total realized gain (loss) on investments
and capital gains distributions	(174)	-	(66)	-	(514)
Net unrealized appreciation
(depreciation) of investments	3,757	-	324	-	1,196
Net realized and unrealized gain (loss)
on investments	3,583	-	258	-	682
Net increase (decrease) in net assets
resulting from operations	$ 3,581	$ -	$ 587	$ (1)	$ 863

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				ING BlackRock	ING BlackRock
		ING	ING Artio	Large Cap	Large Cap
	ING	AllianceBernstein	Foreign	Growth	Value
	Intermediate	Mid Cap Growth	Portfolio -	Portfolio -	Portfolio -
	Bond Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class I	Institutional Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 46	$ -	$ 14	$ -	$ 10
Total investment income	46	-	14	-	10
Expenses:
Mortality, expense risk
and other charges	10	1	5	1	16
Total expenses	10	1	5	1	16
Net investment income (loss)	36	(1)	9	(1)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	(73)	(87)	(35)	(114)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(62)	(73)	(87)	(35)	(114)
Net unrealized appreciation
(depreciation) of investments	93	100	139	46	230
Net realized and unrealized gain (loss)
on investments	31	27	52	11	116
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 26	$ 61	$ 10	$ 110

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Clarion	ING Evergreen	ING Evergreen	ING FMRSM
	Global Real	Health Sciences	Omega	Diversified Mid
	Estate	Portfolio -	Portfolio -	Cap Portfolio -	ING Focus 5
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Class I
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 65	$ 1	$ -
Total investment income	5	-	65	1	-
Expenses:
Mortality, expense risk
and other charges	3	1	178	2	-
Total expenses	3	1	178	2	-
Net investment income (loss)	2	(1)	(113)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	(8)	(349)	(33)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(19)	(8)	(349)	(33)	-
Net unrealized appreciation
(depreciation) of investments	71	19	4,952	72	3
Net realized and unrealized gain (loss)
on investments	52	11	4,603	39	3
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 10	$ 4,490	$ 38	$ 3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Franklin
	Templeton					ING JPMorgan
	Founding		ING Global	ING Growth	ING Index Plus	Emerging
	Strategy		Resources	and Income	International	Markets Equity
	Portfolio -		Portfolio -	Portfolio II -	Equity	Portfolio -
	Institutional		Institutional	Institutional	Portfolio -	Institutional
	Class		Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ -		$ 4	$ 1	$ 137	$ 5
Total investment income		-	4	1	137	5
Expenses:
Mortality, expense risk
and other charges		-	9	-	17	5
Total expenses		-	9	-	17	5
Net investment income (loss)		-	(5)	1	120	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(79)	(11)	(2,125)	(26)
Capital gains distributions		-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		-	(79)	(11)	(2,125)	(26)
Net unrealized appreciation
(depreciation) of investments		-	283	14	2,367	210
Net realized and unrealized gain (loss)
on investments		-	204	3	242	184
Net increase (decrease) in net assets
resulting from operations	$ -		$ 199	$ 4	$ 362	$ 184

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING LifeStyle		ING LifeStyle
	Small Cap Core	Value	Aggressive	ING LifeStyle	Moderate
	Equity	Opportunities	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 313	$ 1	$ 6	$ 22
Total investment income	21	313	1	6	22
Expenses:
Mortality, expense risk
and other charges	37	39	-	1	4
Total expenses	37	39	-	1	4
Net investment income (loss)	(16)	274	1	5	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(251)	(4,068)	(22)	(80)	(175)
Capital gains distributions	62	-	1	3	8
Total realized gain (loss) on investments
and capital gains distributions	(189)	(4,068)	(21)	(77)	(167)
Net unrealized appreciation
(depreciation) of investments	811	4,128	28	100	223
Net realized and unrealized gain (loss)
on investments	622	60	7	23	56
Net increase (decrease) in net assets
resulting from operations	$ 606	$ 334	$ 8	$ 28	$ 74

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				ING Lord
	ING LifeStyle		ING Liquid	Abbett		ING Marsico
	Moderate	ING Limited	Assets	Affiliated		Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -		Portfolio -
	Institutional	Portfolio -	Institutional	Institutional		Institutional
	Class	Service Class	Class	Class		Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 101	$ 31	$ -		$ 1
Total investment income	3	101	31		-	1
Expenses:
Mortality, expense risk
and other charges	1	30	139		-	2
Total expenses	1	30	139		-	2
Net investment income (loss)	2	71	(108)		-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	(38)	-		-	(13)
Capital gains distributions	1	17	22		-	-
Total realized gain (loss) on investments
and capital gains distributions	(33)	(21)	22		-	(13)
Net unrealized appreciation
(depreciation) of investments	38	67	-		-	43
Net realized and unrealized gain (loss)
on investments	5	46	22		-	30
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 117	$ (86)	$ -		$ 29

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Marsico			ING
	International	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO
	Opportunities	Return	Utilities	Main Street	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Bond Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 43	$ 7	$ 75	$ -	$ 17
Total investment income	43	7	75	-	17
Expenses:
Mortality, expense risk
and other charges	37	3	19	-	5
Total expenses	37	3	19	-	5
Net investment income (loss)	6	4	56	-	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(115)	(37)	(22)	(17)	7
Capital gains distributions	-	-	-	-	13
Total realized gain (loss) on investments
and capital gains distributions	(115)	(37)	(22)	(17)	20
Net unrealized appreciation
(depreciation) of investments	948	73	345	19	14
Net realized and unrealized gain (loss)
on investments	833	36	323	2	34
Net increase (decrease) in net assets
resulting from operations	$ 839	$ 40	$ 379	$ 2	$ 46

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				ING Retirement
		ING Pioneer	ING Retirement	Moderate	ING Retirement
	ING Pioneer	Mid Cap Value	Growth	Growth	Moderate
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ -
Total investment income	1	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	1	-	-	1	-
Total expenses	1	-	-	1	-
Net investment income (loss)	-	-	-	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	(7)	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	(7)	-	-	-
Net unrealized appreciation
(depreciation) of investments	19	12	2	8	1
Net realized and unrealized gain (loss)
on investments	8	5	2	8	1
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 5	$ 2	$ 7	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING Van	ING Van
		Price Capital	Price Equity	Kampen Capital	Kampen
	ING Stock	Appreciation	Income	Growth	Growth and
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Income
	Institutional	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 66	$ 27	$ 6	$ 165	$ 23
Total investment income	66	27	6	165	23
Expenses:
Mortality, expense risk
and other charges	138	17	4	129	26
Total expenses	138	17	4	129	26
Net investment income (loss)	(72)	10	2	36	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(667)	(136)	(86)	(11,481)	(459)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(667)	(136)	(86)	(11,481)	(459)
Net unrealized appreciation
(depreciation) of investments	2,884	471	140	15,177	821
Net realized and unrealized gain (loss)
on investments	2,217	335	54	3,696	362
Net increase (decrease) in net assets
resulting from operations	$ 2,145	$ 345	$ 56	$ 3,732	$ 359

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Wells
	Fargo Small	ING American	ING American	ING Baron	ING Columbia
	Cap Disciplined	Century Large	Century Small-	Small Cap	Small Cap
	Portfolio -	Company Value	Mid Cap Value	Growth	Value
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -
Total investment income	-	-	1	-	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	4	-
Total expenses	-	-	-	4	-
Net investment income (loss)	-	-	1	(4)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(1)	(2)	(37)	(5)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	(1)	(2)	(37)	(5)
Net unrealized appreciation
(depreciation) of investments	8	1	12	117	11
Net realized and unrealized gain (loss)
on investments	5	-	10	80	6
Net increase (decrease) in net assets
resulting from operations	$ 5	$ -	$ 11	$ 76	$ 6

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING Legg			ING
		Mason Partners G Neuberger		ING	Oppenheimer
	ING JPMorgan	Aggressive	Berman	Oppenheimer	Strategic
	Mid Cap Value	Growth	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ - $	2	$ 145	$ 45
Total investment income	4	-	2	145	45
Expenses:
Mortality, expense risk
and other charges	3	-	-	80	18
Total expenses	3	-	-	80	18
Net investment income (loss)	1	-	2	65	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33)	-	(20)	(292)	(35)
Capital gains distributions	4	-	-	105	-
Total realized gain (loss) on investments
and capital gains distributions	(29)	-	(20)	(187)	(35)
Net unrealized appreciation
(depreciation) of investments	82	3	21	2,001	233
Net realized and unrealized gain (loss)
on investments	53	3	1	1,814	198
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 3 $	3	$ 1,879	$ 225

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			ING T. Rowe
			Price	ING UBS U.S.	ING Van
	ING PIMCO	ING Pioneer	Diversified Mid	Large Cap	Kampen
	Total Return	High Yield	Cap Growth	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 17	$ 355	$ 23	$ 9	$ 3
Total investment income	17	355	23	9	3
Expenses:
Mortality, expense risk
and other charges	7	62	75	8	1
Total expenses	7	62	75	8	1
Net investment income (loss)	10	293	(52)	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(142)	(470)	(41)	(7)
Capital gains distributions	18	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	(142)	(470)	(41)	(7)
Net unrealized appreciation
(depreciation) of investments	39	2,143	2,552	197	29
Net realized and unrealized gain (loss)
on investments	47	2,001	2,082	156	22
Net increase (decrease) in net assets
resulting from operations	$ 57	$ 2,294	$ 2,030	$ 157	$ 24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Van	ING Strategic	ING Strategic		ING Strategic
	Kampen Equity	Allocation	Allocation		Allocation		ING Growth
	and Income	Conservative	Growth		Moderate		and Income
	Portfolio -	Portfolio -	Portfolio -		Portfolio -		Portfolio -
	Initial Class	Class I	Class I		Class I		Class I
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 1		$ 2		$ 5
Total investment income	2	-		1		2	5
Expenses:
Mortality, expense risk
and other charges	1	-		-		-	5
Total expenses	1	-		-		-	5
Net investment income (loss)	1	-		1		2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(1)		-		-	(37)
Capital gains distributions	-	-		1		1	-
Total realized gain (loss) on investments
and capital gains distributions	(10)	(1)		1		1	(37)
Net unrealized appreciation
(depreciation) of investments	29	1		2		3	128
Net realized and unrealized gain (loss)
on investments	19	-		3		4	91
Net increase (decrease) in net assets
resulting from operations	$ 20	$ -	$ 4		$ 6		$ 91

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

					ING
	ING Index Plus	ING Index Plus	ING Index Plus	ING	Opportunistic
	LargeCap	MidCap	SmallCap	International	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 3	$ 6	$ 4	$ -	$ 3
Total investment income	3	6	4	-	3
Expenses:
Mortality, expense risk
and other charges	1	5	3	13	1
Total expenses	1	5	3	13	1
Net investment income (loss)	2	1	1	(13)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(162)	(116)	12	(39)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	(162)	(116)	12	(39)
Net unrealized appreciation
(depreciation) of investments	36	242	146	222	41
Net realized and unrealized gain (loss)
on investments	9	80	30	234	2
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 81	$ 31	$ 221	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Mid Cap	Small Cap
	Growth Index	Index	Value Index	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-		-
Expenses:
Mortality, expense risk
and other charges	124	-	38	1		-
Total expenses	124	-	38	1		-
Net investment income (loss)	(124)	-	(38)	(1)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	1	74	-		-
Capital gains distributions	-	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	158	1	74	-		-
Net unrealized appreciation
(depreciation) of investments	3,117	12	924	17		1
Net realized and unrealized gain (loss)
on investments	3,275	13	998	17		1
Net increase (decrease) in net assets
resulting from operations	$ 3,151	$ 13	$ 960	$ 16	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

						Neuberger
			ING			Berman AMT
	ING U.S. Bond		International	ING MidCap	ING SmallCap	Socially
	Index		Value	Opportunities	Opportunities	Responsive
	Portfolio -		Portfolio -	Portfolio -	Portfolio -	Portfolio® -
	Class I		Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2		$ 26	$ 6	$ -	$ 5
Total investment income		2	26	6	-	5
Expenses:
Mortality, expense risk
and other charges		1	21	33	29	4
Total expenses		1	21	33	29	4
Net investment income (loss)		1	5	(27)	(29)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(242)	46	(91)	(23)
Capital gains distributions		1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		1	(242)	46	(91)	(23)
Net unrealized appreciation
(depreciation) of investments		1	578	799	673	90
Net realized and unrealized gain (loss)
on investments		2	336	845	582	67
Net increase (decrease) in net assets
resulting from operations	$ 3		$ 341	$ 818	$ 553	$ 68

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	BlackRock
	Insurance	Series®	Series®	Global
	Series® Growth Growth-Income		International	Allocation V.I.
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class III
Net Assets at January 1, 2008	$ 2,873	$ 1,693	$ 2,618	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	5	7	-
Total realized gain (loss) on investments
and capital gains distributions	167	66	249	-
Net unrealized appreciation (depreciation)
of investments	(1,243)	(686)	(1,194)	-
Net increase (decrease) in net assets from operations	(1,089)	(615)	(938)	-
Changes from principal transactions:
Premiums	48	13	31	-
Death Benefits	(33)	(25)	(31)	-
Surrenders and withdrawals	(455)	(287)	(548)	-
Contract charges	(1)	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	(122)	172	(34)	-
Increase (decrease) in net assets derived from
principal transactions	(563)	(128)	(583)	-
Total increase (decrease) in net assets	(1,652)	(743)	(1,521)	-
Net assets at December 31, 2008	1,221	950	1,097	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	2	1	-
Total realized gain (loss) on investments
and capital gains distributions	(173)	(104)	(180)	-
Net unrealized appreciation (depreciation)
of investments	604	344	530	-
Net increase (decrease) in net assets from operations	422	242	351	-
Changes from principal transactions:
Premiums	23	8	9	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(172)	(136)	(207)	-
Contract Charges	(1)	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	(20)	9	(34)	35
Increase (decrease) in net assets derived from
principal transactions	(170)	(120)	(233)	35
Total increase (decrease) in net assets	252	122	118	35
Net assets at December 31, 2009	$ 1,473	$ 1,072	$ 1,215	$ 35

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Equity-Income	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net Assets at January 1, 2008	$ 41,961	$ 28,892	$ 3	$ 6,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	289	(96)	-	178
Total realized gain (loss) on investments
and capital gains distributions	654	2,057	-	(122)
Net unrealized appreciation (depreciation)
of investments	(16,937)	(12,391)	(1)	(312)
Net increase (decrease) in net assets from operations	(15,994)	(10,430)	(1)	(256)
Changes from principal transactions:
Premiums	351	242	-	-
Death Benefits	(244)	(55)	-	(38)
Surrenders and withdrawals	(5,500)	(3,854)	-	(1,350)
Contract charges	(31)	(20)	-	(5)
Transfers between Divisions
(including fixed account), net	(1,680)	(2,746)	-	(238)
Increase (decrease) in net assets derived from
principal transactions	(7,104)	(6,433)	-	(1,631)
Total increase (decrease) in net assets	(23,098)	(16,863)	(1)	(1,887)
Net assets at December 31, 2008	18,863	12,029	2	4,697

Increase (decrease) in net assets
Operations:
Net investment income (loss)	165	(2)	-	329
Total realized gain (loss) on investments
and capital gains distributions	(1,326)	(174)	-	(66)
Net unrealized appreciation (depreciation)
of investments	5,820	3,757	-	324
Net increase (decrease) in net assets from operations	4,659	3,581	-	587
Changes from principal transactions:
Premiums	108	75	-	-
Death Benefits	(183)	(57)	-	(41)
Surrenders and withdrawals	(2,351)	(1,730)	-	(827)
Contract Charges	(25)	(16)	-	(4)
Transfers between Divisions
(including fixed account), net	(465)	(182)	-	(224)
Increase (decrease) in net assets derived from
principal transactions	(2,916)	(1,910)	-	(1,096)
Total increase (decrease) in net assets	1,743	1,671	-	(509)
Net assets at December 31, 2009	$ 20,606	$ 13,700	$ 2	$ 4,188

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

				ING
	Fidelity® VIP		ING	AllianceBernstein
	Money Market	ING Balanced	Intermediate	Mid Cap Growth
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Institutional Class
Net Assets at January 1, 2008	$ 48	$ 9,814	$ 783	$ 234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	181	43	(2)
Total realized gain (loss) on investments
and capital gains distributions	-	382	(11)	6
Net unrealized appreciation (depreciation)
of investments	-	(3,120)	(150)	(87)
Net increase (decrease) in net assets from operations	-	(2,557)	(118)	(83)
Changes from principal transactions:
Premiums	-	1	16	-
Death Benefits	-	(69)	-	-
Surrenders and withdrawals	-	(1,205)	(161)	(69)
Contract charges	-	(9)	-	-
Transfers between Divisions
(including fixed account), net	(3)	(323)	402	4
Increase (decrease) in net assets derived from
principal transactions	(3)	(1,605)	257	(65)
Total increase (decrease) in net assets	(3)	(4,162)	139	(148)
Net assets at December 31, 2008	45	5,652	922	86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	181	36	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	(514)	(62)	(73)
Net unrealized appreciation (depreciation)
of investments	-	1,196	93	100
Net increase (decrease) in net assets from operations	(1)	863	67	26
Changes from principal transactions:
Premiums	-	-	4	-
Death Benefits	-	(78)	(13)	-
Surrenders and withdrawals	-	(762)	(155)	(2)
Contract Charges	-	(8)	-	-
Transfers between Divisions
(including fixed account), net	(2)	(85)	(108)	(110)
Increase (decrease) in net assets derived from
principal transactions	(2)	(933)	(272)	(112)
Total increase (decrease) in net assets	(3)	(70)	(205)	(86)
Net assets at December 31, 2009	$ 42	$ 5,582	$ 717	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		ING BlackRock	ING BlackRock
	ING Artio	Large Cap	Large Cap	ING Clarion
	Foreign	Growth	Value	Global Real
	Portfolio -	Portfolio -	Portfolio -	Estate
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class
Net Assets at January 1, 2008	$ 937	$ 74	$ 2,647	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(1)	(13)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(18)	5	106	(6)
Net unrealized appreciation (depreciation)
of investments	(375)	(44)	(923)	(88)
Net increase (decrease) in net assets from operations	(403)	(40)	(830)	(95)
Changes from principal transactions:
Premiums	24	-	-	2
Death Benefits	-	-	(3)	-
Surrenders and withdrawals	(165)	-	(371)	(9)
Contract charges	(1)	-	(2)	-
Transfers between Divisions
(including fixed account), net	12	42	(136)	301
Increase (decrease) in net assets derived from
principal transactions	(130)	42	(512)	294
Total increase (decrease) in net assets	(533)	2	(1,342)	199
Net assets at December 31, 2008	404	76	1,305	199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(1)	(6)	2
Total realized gain (loss) on investments
and capital gains distributions	(87)	(35)	(114)	(19)
Net unrealized appreciation (depreciation)
of investments	139	46	230	71
Net increase (decrease) in net assets from operations	61	10	110	54
Changes from principal transactions:
Premiums	5	-	-	-
Death Benefits	-	-	(2)	-
Surrenders and withdrawals	(59)	-	(216)	(37)
Contract Charges	-	-	(2)	-
Transfers between Divisions
(including fixed account), net	(24)	(19)	(81)	3
Increase (decrease) in net assets derived from
principal transactions	(78)	(19)	(301)	(34)
Total increase (decrease) in net assets	(17)	(9)	(191)	20
Net assets at December 31, 2009	$ 387	$ 67	$ 1,114	$ 219

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM
	Health Sciences	Omega	Diversified Mid
	Portfolio -	Portfolio -	Cap Portfolio -	ING Focus 5
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Class I
Net Assets at January 1, 2008	$ 37	$ 21,274	$ 141	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(145)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	1,980	9	-
Net unrealized appreciation (depreciation)
of investments	(12)	(7,210)	(82)	-
Net increase (decrease) in net assets from operations	(18)	(5,375)	(73)	-
Changes from principal transactions:
Premiums	-	126	2	-
Death Benefits	-	(52)	-	-
Surrenders and withdrawals	(4)	(2,932)	(23)	-
Contract charges	-	(22)	-	-
Transfers between Divisions
(including fixed account), net	31	(723)	86	-
Increase (decrease) in net assets derived from
principal transactions	27	(3,603)	65	-
Total increase (decrease) in net assets	9	(8,978)	(8)	-
Net assets at December 31, 2008	46	12,296	133	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(113)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	(8)	(349)	(33)	-
Net unrealized appreciation (depreciation)
of investments	19	4,952	72	3
Net increase (decrease) in net assets from operations	10	4,490	38	3
Changes from principal transactions:
Premiums	1	58	2	-
Death Benefits	(6)	(49)	-	-
Surrenders and withdrawals	(9)	(1,858)	(25)	-
Contract Charges	-	(21)	-	-
Transfers between Divisions
(including fixed account), net	24	(258)	(21)	9
Increase (decrease) in net assets derived from
principal transactions	10	(2,128)	(44)	9
Total increase (decrease) in net assets	20	2,362	(6)	12
Net assets at December 31, 2009	$ 66	$ 14,658	$ 127	$ 12

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Franklin
	Templeton
	Founding		ING Global	ING Growth	ING Index Plus
	Strategy		Resources	and Income	International
	Portfolio -		Portfolio -	Portfolio II -	Equity
	Institutional		Institutional	Institutional	Portfolio -
	Class		Class	Class	Service Class
Net Assets at January 1, 2008	$ -		$ 1,081	$ 35	$ 5,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)		-	5	-	183
Total realized gain (loss) on investments
and capital gains distributions		-	143	(2)	752
Net unrealized appreciation (depreciation)
of investments		-	(647)	(11)	(3,012)
Net increase (decrease) in net assets from operations		-	(499)	(13)	(2,077)
Changes from principal transactions:
Premiums		-	25	-	3
Death Benefits		-	-	-	(19)
Surrenders and withdrawals		-	(122)	(2)	(691)
Contract charges		-	(1)	-	(5)
Transfers between Divisions
(including fixed account), net		-	94	7	(96)
Increase (decrease) in net assets derived from
principal transactions		-	(4)	5	(808)
Total increase (decrease) in net assets		-	(503)	(8)	(2,885)
Net assets at December 31, 2008		-	578	27	2,305

Increase (decrease) in net assets
Operations:
Net investment income (loss)		-	(5)	1	120
Total realized gain (loss) on investments
and capital gains distributions		-	(79)	(11)	(2,125)
Net unrealized appreciation (depreciation)
of investments		-	283	14	2,367
Net increase (decrease) in net assets from operations		-	199	4	362
Changes from principal transactions:
Premiums		-	8	-	-
Death Benefits		-	-	-	(8)
Surrenders and withdrawals		-	(137)	(1)	(128)
Contract Charges		-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net		1	44	(30)	(2,529)
Increase (decrease) in net assets derived from
principal transactions		1	(86)	(31)	(2,667)
Total increase (decrease) in net assets		1	113	(27)	(2,305)
Net assets at December 31, 2009	$ 1		$ 691	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING LifeStyle
	Emerging	Small Cap Core	Value	Aggressive
	Markets Equity	Equity	Opportunities	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class
Net Assets at January 1, 2008	$ 526	$ 5,627	$ 12,627	$ 145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(26)	210	-
Total realized gain (loss) on investments
and capital gains distributions	14	277	560	4
Net unrealized appreciation (depreciation)
of investments	(316)	(1,678)	(5,254)	(36)
Net increase (decrease) in net assets from operations	(296)	(1,427)	(4,484)	(32)
Changes from principal transactions:
Premiums	13	79	69	-
Death Benefits	-	(5)	(61)	-
Surrenders and withdrawals	(46)	(1,097)	(1,921)	(47)
Contract charges	-	(4)	(9)	-
Transfers between Divisions
(including fixed account), net	52	(327)	(404)	(34)
Increase (decrease) in net assets derived from
principal transactions	19	(1,354)	(2,326)	(81)
Total increase (decrease) in net assets	(277)	(2,781)	(6,810)	(113)
Net assets at December 31, 2008	249	2,846	5,817	32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(16)	274	1
Total realized gain (loss) on investments
and capital gains distributions	(26)	(189)	(4,068)	(21)
Net unrealized appreciation (depreciation)
of investments	210	811	4,128	28
Net increase (decrease) in net assets from operations	184	606	334	8
Changes from principal transactions:
Premiums	5	30	23	-
Death Benefits	-	(2)	(25)	-
Surrenders and withdrawals	(61)	(412)	(496)	(1)
Contract Charges	-	(3)	(5)	-
Transfers between Divisions
(including fixed account), net	134	(112)	(5,648)	(39)
Increase (decrease) in net assets derived from
principal transactions	78	(499)	(6,151)	(40)
Total increase (decrease) in net assets	262	107	(5,817)	(32)
Net assets at December 31, 2009	$ 511	$ 2,953	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		ING LifeStyle
	ING LifeStyle	Moderate	ING LifeStyle
	Growth	Growth	Moderate	ING Limited
	Portfolio -	Portfolio -	Portfolio -	Maturity Bond
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class
Net Assets at January 1, 2008	$ 227	$ 593	$ 215	$ 3,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	1	142
Total realized gain (loss) on investments
and capital gains distributions	12	19	-	40
Net unrealized appreciation (depreciation)
of investments	(97)	(230)	(41)	(221)
Net increase (decrease) in net assets from operations	(84)	(206)	(40)	(39)
Changes from principal transactions:
Premiums	-	6	1	50
Death Benefits	-	-	-	(3)
Surrenders and withdrawals	(24)	(41)	(107)	(759)
Contract charges	-	-	-	(2)
Transfers between Divisions
(including fixed account), net	21	77	27	59
Increase (decrease) in net assets derived from
principal transactions	(3)	42	(79)	(655)
Total increase (decrease) in net assets	(87)	(164)	(119)	(694)
Net assets at December 31, 2008	140	429	96	2,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	18	2	71
Total realized gain (loss) on investments
and capital gains distributions	(77)	(167)	(33)	(21)
Net unrealized appreciation (depreciation)
of investments	100	223	38	67
Net increase (decrease) in net assets from operations	28	74	7	117
Changes from principal transactions:
Premiums	-	-	-	12
Death Benefits	-	-	-	(42)
Surrenders and withdrawals	(5)	(64)	(47)	(544)
Contract Charges	-	-	-	(2)
Transfers between Divisions
(including fixed account), net	(163)	(439)	(56)	(108)
Increase (decrease) in net assets derived from
principal transactions	(168)	(503)	(103)	(684)
Total increase (decrease) in net assets	(140)	(429)	(96)	(567)
Net assets at December 31, 2009	$ -	$ -	$ -	$ 2,020

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		ING Lord		ING Marsico
	ING Liquid	Abbett	ING Marsico	International
	Assets	Affiliated	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class
Net Assets at January 1, 2008	$ 11,907	$ 3	$ 228	$ 6,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	151	-	-	(9)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(11)	695
Net unrealized appreciation (depreciation)
of investments	-	(1)	(80)	(3,469)
Net increase (decrease) in net assets from operations	151	(1)	(91)	(2,783)
Changes from principal transactions:
Premiums	241	-	2	40
Death Benefits	(224)	-	-	(38)
Surrenders and withdrawals	(6,994)	-	(40)	(848)
Contract charges	(8)	-	-	(4)
Transfers between Divisions
(including fixed account), net	6,153	-	13	(347)
Increase (decrease) in net assets derived from
principal transactions	(832)	-	(25)	(1,197)
Total increase (decrease) in net assets	(681)	(1)	(116)	(3,980)
Net assets at December 31, 2008	11,226	2	112	2,493

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(108)	-	(1)	6
Total realized gain (loss) on investments
and capital gains distributions	22	-	(13)	(115)
Net unrealized appreciation (depreciation)
of investments	-	-	43	948
Net increase (decrease) in net assets from operations	(86)	-	29	839
Changes from principal transactions:
Premiums	116	-	1	16
Death Benefits	(117)	-	-	(7)
Surrenders and withdrawals	(2,956)	-	(38)	(303)
Contract Charges	(9)	-	-	(3)
Transfers between Divisions
(including fixed account), net	368	-	7	(50)
Increase (decrease) in net assets derived from
principal transactions	(2,598)	-	(30)	(347)
Total increase (decrease) in net assets	(2,684)	-	(1)	492
Net assets at December 31, 2009	$ 8,542	$ 2	$ 111	$ 2,985

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO
	Return	Utilities	Main Street	Total Return
	Portfolio -	Portfolio -	Portfolio® -	Bond Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class
Net Assets at January 1, 2008	$ 236	$ 3,136	$ 69	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	42	1	1
Total realized gain (loss) on investments
and capital gains distributions	(8)	385	(7)	-
Net unrealized appreciation (depreciation)
of investments	(69)	(1,476)	(20)	4
Net increase (decrease) in net assets from operations	(63)	(1,049)	(26)	5
Changes from principal transactions:
Premiums	14	8	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(90)	(617)	(13)	(4)
Contract charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	135	(108)	3	159
Increase (decrease) in net assets derived from
principal transactions	59	(719)	(10)	155
Total increase (decrease) in net assets	(4)	(1,768)	(36)	160
Net assets at December 31, 2008	232	1,368	33	160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	56	-	12
Total realized gain (loss) on investments
and capital gains distributions	(37)	(22)	(17)	20
Net unrealized appreciation (depreciation)
of investments	73	345	19	14
Net increase (decrease) in net assets from operations	40	379	2	46
Changes from principal transactions:
Premiums	-	1	-	-
Death Benefits	(1)	(10)	-	-
Surrenders and withdrawals	(15)	(229)	(1)	(135)
Contract Charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	(2)	(43)	(34)	634
Increase (decrease) in net assets derived from
principal transactions	(18)	(283)	(35)	499
Total increase (decrease) in net assets	22	96	(33)	545
Net assets at December 31, 2009	$ 254	$ 1,464	$ -	$ 705

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

				ING Retirement
		ING Pioneer	ING Retirement	Moderate
	ING Pioneer	Mid Cap Value	Growth	Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class
Net Assets at January 1, 2008	$ 96	$ 51	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	(32)	(14)	-	-
Net increase (decrease) in net assets from operations	(28)	(18)	-	-
Changes from principal transactions:
Premiums	-	1	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(12)	-	-
Contract charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(20)	5	-	-
Increase (decrease) in net assets derived from
principal transactions	(20)	(6)	-	-
Total increase (decrease) in net assets	(48)	(24)	-	-
Net assets at December 31, 2008	48	27	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(7)	-	-
Net unrealized appreciation (depreciation)
of investments	19	12	2	8
Net increase (decrease) in net assets from operations	8	5	2	7
Changes from principal transactions:
Premiums	-	-	-	2
Death Benefits	-	-	(77)	-
Surrenders and withdrawals	-	(9)	(2)	-
Contract Charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(4)	5	174	441
Increase (decrease) in net assets derived from
principal transactions	(4)	(4)	95	443
Total increase (decrease) in net assets	4	1	97	450
Net assets at December 31, 2009	$ 52	$ 28	$ 97	$ 450

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Retirement		Price Capital	Price Equity
	Moderate	ING Stock	Appreciation	Income
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class
Net Assets at January 1, 2008	$ -	$ 22,306	$ 1,637	$ 453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	331	51	15
Total realized gain (loss) on investments
and capital gains distributions	-	447	42	19
Net unrealized appreciation (depreciation)
of investments	-	(8,073)	(589)	(224)
Net increase (decrease) in net assets from operations	-	(7,295)	(496)	(190)
Changes from principal transactions:
Premiums	-	202	41	9
Death Benefits	-	(186)	-	-
Surrenders and withdrawals	-	(3,475)	(233)	(46)
Contract charges	-	(19)	(2)	-
Transfers between Divisions
(including fixed account), net	-	(852)	254	99
Increase (decrease) in net assets derived from
principal transactions	-	(4,330)	60	62
Total increase (decrease) in net assets	-	(11,625)	(436)	(128)
Net assets at December 31, 2008	-	10,681	1,201	325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(72)	10	2
Total realized gain (loss) on investments
and capital gains distributions	-	(667)	(136)	(86)
Net unrealized appreciation (depreciation)
of investments	1	2,884	471	140
Net increase (decrease) in net assets from operations	1	2,145	345	56
Changes from principal transactions:
Premiums	-	90	14	1
Death Benefits	-	(55)	(10)	-
Surrenders and withdrawals	-	(1,646)	(168)	(83)
Contract Charges	-	(16)	(1)	-
Transfers between Divisions
(including fixed account), net	91	(289)	65	45
Increase (decrease) in net assets derived from
principal transactions	91	(1,916)	(100)	(37)
Total increase (decrease) in net assets	92	229	245	19
Net assets at December 31, 2009	$ 92	$ 10,910	$ 1,446	$ 344

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Van	ING Van	ING Wells
	Kampen Capital	Kampen	Fargo Small	ING American
	Growth	Growth and	Cap Disciplined	Century Large
	Portfolio -	Income	Portfolio -	Company Value
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Initial Class
Net Assets at January 1, 2008	$ 4,625	$ 4,385	$ 17	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(235)	71	-	-
Total realized gain (loss) on investments
and capital gains distributions	845	(56)	-	-
Net unrealized appreciation (depreciation)
of investments	(16,468)	(1,241)	(7)	(1)
Net increase (decrease) in net assets from operations	(15,858)	(1,226)	(7)	(1)
Changes from principal transactions:
Premiums	198	64	-	-
Death Benefits	(20)	(9)	-	-
Surrenders and withdrawals	(3,163)	(742)	(7)	-
Contract charges	(23)	(3)	-	-
Transfers between Divisions
(including fixed account), net	30,840	(336)	10	-
Increase (decrease) in net assets derived from
principal transactions	27,832	(1,026)	3	-
Total increase (decrease) in net assets	11,974	(2,252)	(4)	(1)
Net assets at December 31, 2008	16,599	2,133	13	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	(3)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11,481)	(459)	(3)	(1)
Net unrealized appreciation (depreciation)
of investments	15,177	821	8	1
Net increase (decrease) in net assets from operations	3,732	359	5	-
Changes from principal transactions:
Premiums	59	10	-	-
Death Benefits	(61)	(33)	-	-
Surrenders and withdrawals	(1,095)	(441)	(4)	-
Contract Charges	(20)	(2)	-	-
Transfers between Divisions
(including fixed account), net	(19,214)	(53)	7	-
Increase (decrease) in net assets derived from
principal transactions	(20,331)	(519)	3	-
Total increase (decrease) in net assets	(16,599)	(160)	8	-
Net assets at December 31, 2009	$ -	$ 1,973	$ 21	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING JPMorgan
	Mid Cap Value	Growth	Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net Assets at January 1, 2008	$ 49	$ 510	$ 27	$ 487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(6)	(1)	4
Total realized gain (loss) on investments
and capital gains distributions	4	(6)	(3)	4
Net unrealized appreciation (depreciation)
of investments	(16)	(194)	(15)	(158)
Net increase (decrease) in net assets from operations	(13)	(206)	(19)	(150)
Changes from principal transactions:
Premiums	-	8	1	13
Death Benefits	-	-	-	-
Surrenders and withdrawals	(2)	(62)	(2)	(73)
Contract charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3)	12	25	(40)
Increase (decrease) in net assets derived from
principal transactions	(5)	(42)	24	(100)
Total increase (decrease) in net assets	(18)	(248)	5	(250)
Net assets at December 31, 2008	31	262	32	237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	-	1
Total realized gain (loss) on investments
and capital gains distributions	(2)	(37)	(5)	(29)
Net unrealized appreciation (depreciation)
of investments	12	117	11	82
Net increase (decrease) in net assets from operations	11	76	6	54
Changes from principal transactions:
Premiums	-	3	-	6
Death Benefits	-	-	-	-
Surrenders and withdrawals	(8)	(31)	(4)	(40)
Contract Charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(26)	11	23
Increase (decrease) in net assets derived from
principal transactions	(8)	(54)	7	(11)
Total increase (decrease) in net assets	3	22	13	43
Net assets at December 31, 2009	$ 34	$ 284	$ 45	$ 280

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Legg			ING
	Mason Partners ING Neuberger		ING	Oppenheimer
	Aggressive	Berman	Oppenheimer	Strategic
	Growth	Partners	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class
Net Assets at January 1, 2008	$ 20	$ 8	$ 12,360	$ 1,704

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	83	61
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	901	19
Net unrealized appreciation (depreciation)
of investments	(7)	(21)	(5,520)	(372)
Net increase (decrease) in net assets from operations	(7)	(22)	(4,536)	(292)
Changes from principal transactions:
Premiums	-	-	134	25
Death Benefits	-	-	(34)	(8)
Surrenders and withdrawals	(1)	(9)	(1,761)	(286)
Contract charges	-	-	(10)	(1)
Transfers between Divisions
(including fixed account), net	(2)	48	(351)	253
Increase (decrease) in net assets derived from
principal transactions	(3)	39	(2,022)	(17)
Total increase (decrease) in net assets	(10)	17	(6,558)	(309)
Net assets at December 31, 2008	10	25	5,802	1,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	65	27
Total realized gain (loss) on investments
and capital gains distributions	-	(20)	(187)	(35)
Net unrealized appreciation (depreciation)
of investments	3	21	2,001	233
Net increase (decrease) in net assets from operations	3	3	1,879	225
Changes from principal transactions:
Premiums	-	-	53	11
Death Benefits	-	-	(24)	(15)
Surrenders and withdrawals	-	(1)	(1,086)	(266)
Contract Charges	-	-	(8)	(1)
Transfers between Divisions
(including fixed account), net	-	(27)	(144)	(68)
Increase (decrease) in net assets derived from
principal transactions	-	(28)	(1,209)	(339)
Total increase (decrease) in net assets	3	(25)	670	(114)
Net assets at December 31, 2009	$ 13	$ -	$ 6,472	$ 1,281

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

			ING T. Rowe
			Price	ING UBS U.S.
	ING PIMCO	ING Pioneer	Diversified Mid	Large Cap
	Total Return	High Yield	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net Assets at January 1, 2008	$ 389	$ -	$ 11,980	$ 1,643

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	131	(83)	8
Total realized gain (loss) on investments
and capital gains distributions	26	(102)	1,095	9
Net unrealized appreciation (depreciation)
of investments	(69)	(1,541)	(5,486)	(529)
Net increase (decrease) in net assets from operations	(21)	(1,512)	(4,474)	(512)
Changes from principal transactions:
Premiums	2	-	137	18
Death Benefits	-	(13)	(23)	(1)
Surrenders and withdrawals	(202)	(244)	(1,952)	(434)
Contract charges	-	(1)	(11)	(1)
Transfers between Divisions
(including fixed account), net	407	5,605	(631)	(105)
Increase (decrease) in net assets derived from
principal transactions	207	5,347	(2,480)	(523)
Total increase (decrease) in net assets	186	3,835	(6,954)	(1,035)
Net assets at December 31, 2008	575	3,835	5,026	608

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	293	(52)	1
Total realized gain (loss) on investments
and capital gains distributions	8	(142)	(470)	(41)
Net unrealized appreciation (depreciation)
of investments	39	2,143	2,552	197
Net increase (decrease) in net assets from operations	57	2,294	2,030	157
Changes from principal transactions:
Premiums	-	1	41	7
Death Benefits	(12)	(110)	(20)	-
Surrenders and withdrawals	(75)	(799)	(653)	(61)
Contract Charges	-	(5)	(9)	(1)
Transfers between Divisions
(including fixed account), net	(45)	135	(140)	(7)
Increase (decrease) in net assets derived from
principal transactions	(132)	(778)	(781)	(62)
Total increase (decrease) in net assets	(75)	1,516	1,249	95
Net assets at December 31, 2009	$ 500	$ 5,351	$ 6,275	$ 703

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Allocation	Allocation
	Comstock	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I
Net Assets at January 1, 2008	$ 192	$ 188	$ 15	$ 33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	2	1	1
Total realized gain (loss) on investments
and capital gains distributions	(7)	(8)	(1)	3
Net unrealized appreciation (depreciation)
of investments	(51)	(23)	(2)	(16)
Net increase (decrease) in net assets from operations	(55)	(29)	(2)	(12)
Changes from principal transactions:
Premiums	5	-	-	-
Death Benefits	-	(4)	-	-
Surrenders and withdrawals	(45)	(38)	(1)	(1)
Contract charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	(13)	(16)	(8)	-
Increase (decrease) in net assets derived from
principal transactions	(53)	(58)	(9)	(1)
Total increase (decrease) in net assets	(108)	(87)	(11)	(13)
Net assets at December 31, 2008	84	101	4	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	-	1
Total realized gain (loss) on investments
and capital gains distributions	(7)	(10)	(1)	1
Net unrealized appreciation (depreciation)
of investments	29	29	1	2
Net increase (decrease) in net assets from operations	24	20	-	4
Changes from principal transactions:
Premiums	3	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(98)	(6)	(4)	-
Contract Charges	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	100	(5)	-	-
Increase (decrease) in net assets derived from
principal transactions	4	(11)	(4)	-
Total increase (decrease) in net assets	28	9	(4)	4
Net assets at December 31, 2009	$ 112	$ 110	$ -	$ 24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Index Plus	ING Index Plus
	Moderate	and Income	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net Assets at January 1, 2008	$ 51	$ 838	$ 134	$ 1,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	(77)	(14)	(40)
Net unrealized appreciation (depreciation)
of investments	(18)	(215)	(24)	(258)
Net increase (decrease) in net assets from operations	(15)	(294)	(38)	(298)
Changes from principal transactions:
Premiums	-	-	1	5
Death Benefits	-	(8)	-	(24)
Surrenders and withdrawals	(1)	(173)	-	(301)
Contract charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	(8)	(11)	29	(3)
Increase (decrease) in net assets derived from
principal transactions	(9)	(193)	30	(323)
Total increase (decrease) in net assets	(24)	(487)	(8)	(621)
Net assets at December 31, 2008	27	351	126	462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	2	1
Total realized gain (loss) on investments
and capital gains distributions	1	(37)	(27)	(162)
Net unrealized appreciation (depreciation)
of investments	3	128	36	242
Net increase (decrease) in net assets from operations	6	91	11	81
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	(2)	-	-
Surrenders and withdrawals	-	(67)	(1)	(85)
Contract Charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	-	31	(41)	(64)
Increase (decrease) in net assets derived from
principal transactions	-	(39)	(42)	(149)
Total increase (decrease) in net assets	6	52	(31)	(68)
Net assets at December 31, 2009	$ 33	$ 403	$ 95	$ 394

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

			ING	ING Russell™
	ING Index Plus	ING	Opportunistic	Large Cap
	SmallCap	International	Large Cap	Growth Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I
Net Assets at January 1, 2008	$ 779	$ -	$ 228	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	(124)	-	22	-
Net unrealized appreciation (depreciation)
of investments	(64)	-	(100)	-
Net increase (decrease) in net assets from operations	(190)	-	(76)	-
Changes from principal transactions:
Premiums	8	-	-	-
Death Benefits	(22)	-	-	-
Surrenders and withdrawals	(230)	-	(30)	-
Contract charges	-	-	-	-
Transfers between Divisions
(including fixed account), net	9	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	(235)	-	(32)	-
Total increase (decrease) in net assets	(425)	-	(108)	-
Net assets at December 31, 2008	354	-	120	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	2	(124)
Total realized gain (loss) on investments
and capital gains distributions	(116)	12	(39)	158
Net unrealized appreciation (depreciation)
of investments	146	222	41	3,117
Net increase (decrease) in net assets from operations	31	221	4	3,151
Changes from principal transactions:
Premiums	2	-	-	55
Death Benefits	-	-	-	(130)
Surrenders and withdrawals	(68)	(137)	(47)	(1,123)
Contract Charges	-	(1)	-	(10)
Transfers between Divisions
(including fixed account), net	(65)	2,438	-	18,672
Increase (decrease) in net assets derived from
principal transactions	(131)	2,300	(47)	17,464
Total increase (decrease) in net assets	(100)	2,521	(43)	20,615
Net assets at December 31, 2009	$ 254	$ 2,521	$ 77	$ 20,615

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	Small Cap
	Large Cap	Value Index	Growth Index	Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net Assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-		-
Net unrealized appreciation (depreciation)
of investments	-	-	-		-
Net increase (decrease) in net assets from operations	-	-	-		-
Changes from principal transactions:
Premiums	-	-	-		-
Death Benefits	-	-	-		-
Surrenders and withdrawals	-	-	-		-
Contract charges	-	-	-		-
Transfers between Divisions
(including fixed account), net	-	-	-		-
Increase (decrease) in net assets derived from
principal transactions	-	-	-		-
Total increase (decrease) in net assets	-	-	-		-
Net assets at December 31, 2008	-	-	-		-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(38)	(1)		-
Total realized gain (loss) on investments
and capital gains distributions	1	74	-		-
Net unrealized appreciation (depreciation)
of investments	12	924	17		1
Net increase (decrease) in net assets from operations	13	960	16		1
Changes from principal transactions:
Premiums	-	7	-		-
Death Benefits	-	(10)	-		-
Surrenders and withdrawals	(1)	(481)	(1)		-
Contract Charges	-	(3)	-		-
Transfers between Divisions
(including fixed account), net	68	5,496	132		3
Increase (decrease) in net assets derived from
principal transactions	67	5,009	131		3
Total increase (decrease) in net assets	80	5,969	147		4
Net assets at December 31, 2009	$ 80	$ 5,969	$ 147	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

		ING
		International	ING MidCap	ING SmallCap
	ING U.S. Bond	Value	Opportunities	Opportunities
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net Assets at January 1, 2008	$ -	$ 4,155	$ 5,063	$ 4,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	35	(52)	(43)
Total realized gain (loss) on investments
and capital gains distributions	-	363	285	206
Net unrealized appreciation (depreciation)
of investments	-	(1,851)	(1,901)	(1,404)
Net increase (decrease) in net assets from operations	-	(1,453)	(1,668)	(1,241)
Changes from principal transactions:
Premiums	-	-	-	36
Death Benefits	-	(8)	(9)	(33)
Surrenders and withdrawals	-	(796)	(793)	(515)
Contract charges	-	(3)	(5)	(4)
Transfers between Divisions
(including fixed account), net	21	(263)	(233)	(160)
Increase (decrease) in net assets derived from
principal transactions	21	(1,070)	(1,040)	(676)
Total increase (decrease) in net assets	21	(2,523)	(2,708)	(1,917)
Net assets at December 31, 2008	21	1,632	2,355	2,097

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	(27)	(29)
Total realized gain (loss) on investments
and capital gains distributions	1	(242)	46	(91)
Net unrealized appreciation (depreciation)
of investments	1	578	799	673
Net increase (decrease) in net assets from operations	3	341	818	553
Changes from principal transactions:
Premiums	-	-	-	16
Death Benefits	-	-	(9)	(7)
Surrenders and withdrawals	(12)	(259)	(373)	(285)
Contract Charges	-	(2)	(4)	(3)
Transfers between Divisions
(including fixed account), net	67	(70)	(52)	(65)
Increase (decrease) in net assets derived from
principal transactions	55	(331)	(438)	(344)
Total increase (decrease) in net assets	58	10	380	209
Net assets at December 31, 2009	$ 79	$ 1,642	$ 2,735	$ 2,306

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

Neuberger
Berman AMT
Socially
Responsive
Portfolio® -
Class I
Net Assets at January 1, 2008	$ 494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2
Total realized gain (loss) on investments
and capital gains distributions	46
Net unrealized appreciation (depreciation)
of investments	(237)
Net increase (decrease) in net assets from operations	(189)
Changes from principal transactions:
Premiums	18
Death Benefits	-
Surrenders and withdrawals	(86)
Contract charges	-
Transfers between Divisions
(including fixed account), net	26
Increase (decrease) in net assets derived from
principal transactions	(42)
Total increase (decrease) in net assets	(231)
Net assets at December 31, 2008	263

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1
Total realized gain (loss) on investments
and capital gains distributions	(23)
Net unrealized appreciation (depreciation)
of investments	90
Net increase (decrease) in net assets from operations	68
Changes from principal transactions:
Premiums	5
Death Benefits	-
Surrenders and withdrawals	(53)
Contract Charges	-
Transfers between Divisions
(including fixed account), net	(1)
Increase (decrease) in net assets derived from
principal transactions	(49)
Total increase (decrease) in net assets	19
Net assets at December 31, 2009	$ 282

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

1.	Organization

ReliaStar Life Insurance Company ReliaStar Select Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable annuity contracts (“Contracts”). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2009, the Account had, under Select*Annuity II and Select*Annuity III Contracts, 72 investment divisions (the “Divisions”), 10 of which invest in independently managed mutual funds and 62 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2009 and related Trusts are as follows:

American Funds Insurance Series:	Fidelity® Variable Insurance Products II:
American Funds Insurance Series® Growth Fund -	Fidelity® VIP Contrafund® Portfolio - Initial Class
Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class
American Funds Insurance Series® Growth-Income	Fidelity® Variable Insurance Products V:
Fund - Class 2	Fidelity® VIP Investment Grade Bond Portfolio -
American Funds Insurance Series® International	Initial Class
Fund - Class 2	Fidelity® VIP Money Market Portfolio - Initial Class
BlackRock Variable Series Funds, Inc.:	ING Balanced Portfolio, Inc.:
BlackRock Global Allocation V.I. Fund - Class III**	ING Balanced Portfolio - Class I
Fidelity® Variable Insurance Products:	ING Intermediate Bond Portfolio:
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Intermediate Bond Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

ING Investors Trust:	ING Partners, Inc. (continued):
ING Artio Foreign Portfolio - Institutional Class	ING Columbia Small Cap Value Portfolio - Initial
ING BlackRock Large Cap Growth Portfolio -	Class
Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial
ING BlackRock Large Cap Value Portfolio -	Class
Institutional Class	ING Legg Mason Partners Aggressive Growth
ING Clarion Global Real Estate Portfolio - Service	Portfolio - Initial Class
Class*	ING Oppenheimer Global Portfolio - Initial Class
ING Evergreen Health Sciences Portfolio -	ING Oppenheimer Strategic Income Portfolio -
Institutional Class	Service Class
ING Evergreen Omega Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio -	ING Pioneer High Yield Portfolio - Initial Class*
Institutional Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Focus 5 Portfolio - Class I**	Portfolio - Initial Class
ING Franklin Templeton Founding Strategy	ING UBS U.S. Large Cap Equity Portfolio - Initial
Portfolio - Institutional Class**	Class
ING Global Resources Portfolio - Institutional Class	ING Van Kampen Comstock Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Van Kampen Equity and Income Portfolio -
Institutional Class	Initial Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Strategic Allocation Portfolios, Inc.:
Institutional Class	ING Strategic Allocation Growth Portfolio - Class I
ING Limited Maturity Bond Portfolio - Service Class	ING Strategic Allocation Moderate Portfolio - Class I
ING Liquid Assets Portfolio - Institutional Class	ING Variable Funds:
ING Lord Abbett Affiliated Portfolio - Institutional	ING Growth and Income Portfolio - Class I
Class	ING Variable Portfolios, Inc.:
ING Marsico Growth Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I
ING Marsico International Opportunities Portfolio -	ING Index Plus MidCap Portfolio - Class I
Institutional Class	ING Index Plus SmallCap Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class	ING International Index Portfolio - Class S**
ING MFS Utilities Portfolio - Institutional Class	ING Opportunistic Large Cap Portfolio - Class I
ING PIMCO Total Return Bond Portfolio -	ING Russell™ Large Cap Growth Index Portfolio -
Institutional Class*	Class I**
ING Pioneer Fund Portfolio - Institutional Class	ING Russell™ Large Cap Index Portfolio - Class I**
ING Pioneer Mid Cap Value Portfolio - Institutional	ING Russell™ Large Cap Value Index Portfolio -
Class	Class I**
ING Retirement Growth Portfolio - Institutional	ING Russell™ Mid Cap Growth Index Portfolio -
Class**	Class I**
ING Retirement Moderate Growth Portfolio -	ING Russell™ Small Cap Index Portfolio - Class I**
Institutional Class**	ING U.S. Bond Index Portfolio - Class I*
ING Retirement Moderate Portfolio - Institutional	ING Variable Products Trust:
Class**	ING International Value Portfolio - Class I
ING Stock Index Portfolio - Institutional Class	ING MidCap Opportunities Portfolio - Class I
ING T. Rowe Price Capital Appreciation Portfolio -	ING SmallCap Opportunities Portfolio - Class I
Institutional Class	Neuberger Berman Advisers Management Trust:
ING T. Rowe Price Equity Income Portfolio -	Neuberger Berman AMT Socially Responsive
Institutional Class	Portfolio® - Class I
ING Van Kampen Growth and Income Portfolio -
Service Class	* Division became available in 2008
ING Wells Fargo Small Cap Disciplined Portfolio -	** Division became available in 2009
Institutional Class
ING Partners, Inc.:
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Initial Class

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2009. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Institutional Class	ING Julius Baer Foreign Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio - Service	ING Global Real Estate Portfolio - Service Class
Class
ING Growth and Income Portfolio II - Institutional	ING Legg Mason Value Portfolio - Institutional Class
Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Service Class	Service Class
ING PIMCO Total Return Bond Portfolio -	ING PIMCO Core Bond Portfolio - Institutional Class
Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Initial	ING Columbia Small Cap Value II Portfolio - Initial
Class	Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative Portfolio -
Class I	Class I
ING Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I
ING Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio -
Class I
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio - Class I
ING U.S. Bond Index Portfolio - Class I	ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class I	ING VP International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

During 2009, the following Divisions were closed to contractowners:

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
ING Growth and Income Portfolio II - Institutional Class
ING Index Plus International Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional Class
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
ING LifeStyle Growth Portfolio - Institutional Class
ING LifeStyle Moderate Growth Portfolio - Institutional Class
ING LifeStyle Moderate Portfolio - Institutional Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class
ING Neuberger Berman Partners Portfolio - Initial Class

The following Division had activity during 2009, but no net assets as of December 31,
2009:

ING Strategic Allocation Portfolios, Inc.: ING Strategic Allocation Conservative Portfolio - Class I

The following Divisions were offered to contractowners during 2009 but did not have any activity for the year ended December 31, 2009.

ING Investors Trust: ING MFS Utilities Portfolio - Service Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis.

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SELECT VARIABLE ACCOUNT Notes to Financial Statements

The difference between cost and current market value owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of
ReliaStar Life.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

3. Recently Adopted Accounting Standards FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

  The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

  The circumstances under which an entity should recognize such events or transactions in its financial statements; and

  Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

  Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;

  Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and

  Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2 - Quoted prices in markets that are not active or inputs that are observable
either	directly or indirectly for substantially the full term of the asset or liability.
Level	2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both
unobservable	and significant to the overall fair value measurement. These
valuations,	whether derived internally or obtained from a third party, use critical
assumptions	that are not widely available to estimate market participant
expectations	in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ReliaStar Life expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge. Daily charges are deducted at annual rates of 1.30% for Select*Annuity II Contracts and 1.25%
for Select*Annuity III Contracts of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to Select*Annuity III Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 6.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the purchase payments or the accumulation value of each Contract. The amount and timing of deduction depends on the contractowner’s state of residence.

6. Related Party Transactions

During the year ended December 31, 2009, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Portfolios, Inc., ING Variable Products Trust, ING Balanced
Portfolio, Inc., and ING Intermediate Bond Portfolio. The annual fee rate ranged from
0.08% to 0.85% of the average net assets of each respective Fund.

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$ 91	$ 270	$ 403	$ 755
American Funds Insurance Series® Growth-Income Fund -
Class 2	64	181	334	371
American Funds Insurance Series® International Fund - Class 2	84	311	479	824
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	35	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	490	3,240	788	7,569
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	557	2,466	1,012	6,927
Fidelity® VIP Index 500 Portfolio - Initial Class	-	-	-	-
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	410	1,160	291	1,740
Fidelity® VIP Money Market Portfolio - Initial Class	2	5	3	5
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	272	1,024	1,077	1,762
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	106	341	1,043	718
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional
Class	19	132	30	71
ING Artio Foreign Portfolio - Institutional Class	27	96	245	311
ING BlackRock Large Cap Growth Portfolio - Institutional Class	24	43	88	34
ING BlackRock Large Cap Value Portfolio - Institutional Class	11	319	126	557
ING Clarion Global Real Estate Portfolio - Service Class	19	51	306	14
ING Evergreen Health Sciences Portfolio - Institutional Class	32	23	79	50
ING Evergreen Omega Portfolio - Institutional Class	116	2,357	2,102	3,867
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	18	63	131	56
ING Focus 5 Portfolio - Class I	9	-	-	-
ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class	1	-	-	-
ING Global Resources Portfolio - Institutional Class	85	176	484	316
ING Growth and Income Portfolio II - Institutional Class	1	31	24	15
ING Index Plus International Equity Portfolio - Service Class	144	2,691	1,354	869
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	147	69	170	118
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	113	565	436	1,442
ING JPMorgan Value Opportunities Portfolio - Institutional Class	320	6,198	1,410	2,483
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	2	40	6	83
ING LifeStyle Growth Portfolio - Institutional Class	9	169	49	40
ING LifeStyle Moderate Growth Portfolio - Institutional Class	46	523	169	95

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Institutional Class	$ 11	$ 111	$ 69	$ 143
ING Limited Maturity Bond Portfolio - Service Class	363	959	648	1,141
ING Liquid Assets Portfolio - Institutional Class	1,518	4,202	5,885	6,567
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	-	-	-
ING Marsico Growth Portfolio - Institutional Class	9	40	47	72
ING Marsico International Opportunities Portfolio - Institutional
Class	75	416	808	1,567
ING MFS Total Return Portfolio - Institutional Class	66	81	273	172
ING MFS Utilities Portfolio - Institutional Class	103	331	415	827
ING Oppenheimer Main Street Portfolio® - Institutional Class	-	36	30	39
ING PIMCO Total Return Bond Portfolio - Institutional Class	666	142	160	4
ING Pioneer Fund Portfolio - Institutional Class	13	18	9	25
ING Pioneer Mid Cap Value Portfolio - Institutional Class	5	10	18	21
ING Retirement Growth Portfolio - Institutional Class	186	91	-	-
ING Retirement Moderate Growth Portfolio - Institutional Class	443	1	-	-
ING Retirement Moderate Portfolio - Institutional Class	91	-	-	-
ING Stock Index Portfolio - Institutional Class	85	2,073	757	4,593
ING T. Rowe Price Capital Appreciation Portfolio - Institutional
Class	182	272	677	419
ING T. Rowe Price Equity Income Portfolio - Institutional Class	71	106	208	93
ING Van Kampen Capital Growth Portfolio - Institutional Class	230	20,525	32,439	4,058
ING Van Kampen Growth and Income Portfolio - Service Class	54	577	423	1,107
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional
Class	8	5	13	8
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial
Class	-	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	1	8	6	6
ING Baron Small Cap Growth Portfolio - Initial Class	32	90	94	128
ING Columbia Small Cap Value Portfolio - Initial Class	14	6	33	10
ING JPMorgan Mid Cap Value Portfolio - Initial Class	44	50	94	155
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	-	-	-	2
ING Neuberger Berman Partners Portfolio - Initial Class	28	55	48	10
ING Oppenheimer Global Portfolio - Initial Class	332	1,371	1,019	2,241
ING Oppenheimer Strategic Income Portfolio - Service Class	86	399	412	361
ING PIMCO Total Return Portfolio - Initial Class	34	139	739	500
ING Pioneer High Yield Portfolio - Initial Class	532	1,018	5,891	413
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	104	937	1,407	2,627
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	23	83	47	562
ING Van Kampen Comstock Portfolio - Initial Class	19	13	28	71
ING Van Kampen Equity and Income Portfolio - Initial Class	11	22	78	129

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	$ -	$ 4	$ 2 $	10
ING Strategic Allocation Growth Portfolio - Class I	3	-	4	2
ING Strategic Allocation Moderate Portfolio - Class I	4	-	7	10
ING Variable Funds:
ING Growth and Income Portfolio - Class I	42	82	15	211
ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	15	54	152	116
ING Index Plus MidCap Portfolio - Class I	12	160	287	512
ING Index Plus SmallCap Portfolio - Class I	9	139	298	502
ING International Index Portfolio - Class S	2,471	184	-	-
ING Opportunistic Large Cap Portfolio - Class I	3	49	33	34
ING Russell™ Large Cap Growth Index Portfolio - Class I	19,033	1,694	-	-
ING Russell™ Large Cap Index Portfolio - Class I	96	30	-	-
ING Russell™ Large Cap Value Index Portfolio - Class I	5,648	678	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class I	132	1	-	-
ING Russell™ Small Cap Index Portfolio - Class I	4	-	-	-
ING U.S. Bond Index Portfolio - Class I	70	13	21	-
ING Variable Products Trust:
ING International Value Portfolio - Class I	27	353	499	1,109
ING MidCap Opportunities Portfolio - Class I	6	471	5	1,095
ING SmallCap Opportunities Portfolio - Class I	33	407	554	771
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	19	66	102	114

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

8.	Changes in Units

The net changes in units outstanding follow:

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	11,000	29,655	(18,655)	17,543	63,055	(45,512)
American Funds Insurance Series® Growth-Income Fund - Class 2	6,159	21,363	(15,204)	21,892	32,867	(10,975)
American Funds Insurance Series® International Fund - Class 2	5,702	29,772	(24,070)	17,415	57,917	(40,502)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	2,907	-	2,907	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	9,061	132,175	(123,114)	15,005	220,186	(205,181)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	21,803	99,386	(77,583)	24,731	217,782	(193,051)
Fidelity® VIP Index 500 Portfolio - Initial Class	-	1	(1)	-	-	-
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	55,946	(55,946)	108	86,830	(86,722)
Fidelity® VIP Money Market Portfolio - Initial Class	9	286	(277)	8	309	(301)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	166	117,130	(116,964)	3,913	172,228	(168,315)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	6,254	33,789	(27,535)	94,097	72,171	21,926
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	2,665	14,171	(11,506)	347	5,476	(5,129)
ING Artio Foreign Portfolio - Institutional Class	1,742	9,897	(8,155)	13,179	25,426	(12,247)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,566	5,637	(3,071)	7,060	2,973	4,087
ING BlackRock Large Cap Value Portfolio - Institutional Class	17	35,589	(35,572)	1,841	46,713	(44,872)
ING Clarion Global Real Estate Portfolio - Service Class	2,352	7,975	(5,623)	36,964	2,050	34,914
ING Evergreen Health Sciences Portfolio - Institutional Class	3,214	2,209	1,005	6,502	4,356	2,146
ING Evergreen Omega Portfolio - Institutional Class	12,055	211,852	(199,797)	14,878	328,350	(313,472)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,335	8,458	(6,123)	13,416	6,198	7,218
ING Focus 5 Portfolio - Class I	1,620	1	1,619	-	-	-

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Franklin Templeton Founding Strategy Portfolio - Institutional Class	170	-	170	-	-	-
ING Global Resources Portfolio - Institutional Class	5,730	11,288	(5,558)	14,229	18,492	(4,263)
ING Growth and Income Portfolio II - Institutional Class	-	5,353	(5,353)	3,920	1,635	2,285
ING Index Plus International Equity Portfolio - Service Class	867	305,477	(304,610)	1,456	77,150	(75,694)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	13,815	6,860	6,955	10,309	10,915	(606)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	5,924	57,881	(51,957)	10,347	121,305	(110,958)
ING JPMorgan Value Opportunities Portfolio - Institutional Class	7,326	793,290	(785,964)	10,345	245,003	(234,658)
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	35	3,835	(3,800)	60	6,173	(6,113)
ING LifeStyle Growth Portfolio - Institutional Class	17	15,880	(15,863)	2,553	2,811	(258)
ING LifeStyle Moderate Growth Portfolio - Institutional Class	1,618	48,588	(46,970)	10,601	7,570	3,031
ING LifeStyle Moderate Portfolio - Institutional Class	671	10,699	(10,028)	4,276	10,726	(6,450)
ING Limited Maturity Bond Portfolio - Service Class	14,169	78,273	(64,104)	49,152	110,101	(60,949)
ING Liquid Assets Portfolio - Institutional Class	171,684	407,899	(236,215)	653,016	729,227	(76,211)
ING Lord Abbett Affiliated Portfolio - Institutional Class	-	1	(1)	-	1	(1)
ING Marsico Growth Portfolio - Institutional Class	966	4,166	(3,200)	4,025	6,839	(2,814)
ING Marsico International Opportunities Portfolio - Institutional Class	5,411	38,427	(33,016)	25,271	107,015	(81,744)
ING MFS Total Return Portfolio - Institutional Class	6,704	8,264	(1,560)	22,014	16,387	5,627
ING MFS Utilities Portfolio - Institutional Class	2,179	27,259	(25,080)	3,854	59,446	(55,592)
ING Oppenheimer Main Street Portfolio® - Institutional Class	24	4,268	(4,244)	2,424	3,505	(1,081)
ING PIMCO Total Return Bond Portfolio - Institutional Class	61,098	14,322	46,776	16,492	390	16,102
ING Pioneer Fund Portfolio - Institutional Class	1,433	2,174	(741)	440	2,057	(1,617)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	524	1,058	(534)	1,329	2,117	(788)
ING Retirement Growth Portfolio - Institutional Class	20,109	9,769	10,340	-	-	-
ING Retirement Moderate Growth Portfolio - Institutional Class	46,989	6	46,983	-	-	-
ING Retirement Moderate Portfolio - Institutional Class	9,212	-	9,212	-	-	-
ING Stock Index Portfolio - Institutional Class	15,319	246,974	(231,655)	26,098	405,928	(379,830)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	15,733	27,000	(11,267)	45,951	42,913	3,038
ING T. Rowe Price Equity Income Portfolio - Institutional Class	8,226	13,850	(5,624)	13,203	8,674	4,529

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Capital Growth Portfolio - Institutional Class	12,712	2,230,013	(2,217,301)	2,255,338	347,715	1,907,623
ING Van Kampen Growth and Income Portfolio - Service Class	4,954	65,110	(60,156)	6,175	98,807	(92,632)
ING Wells Fargo Small Cap Disciplined Portfolio - Institutional Class	1,063	594	469	1,145	876	269
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	-	53	(53)	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Initial Class	-	667	(667)	-	486	(486)
ING Baron Small Cap Growth Portfolio - Initial Class	3,932	10,401	(6,469)	8,027	12,506	(4,479)
ING Columbia Small Cap Value Portfolio - Initial Class	1,972	1,238	734	3,517	1,428	2,089
ING JPMorgan Mid Cap Value Portfolio - Initial Class	4,482	5,869	(1,387)	5,143	15,230	(10,087)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	-	-	-	-	217	(217)
ING Neuberger Berman Partners Portfolio - Initial Class	4,058	8,798	(4,740)	4,917	940	3,977
ING Oppenheimer Global Portfolio - Initial Class	15,218	142,592	(127,374)	28,148	199,413	(171,265)
ING Oppenheimer Strategic Income Portfolio - Service Class	4,603	38,381	(33,778)	33,100	35,275	(2,175)
ING PIMCO Total Return Portfolio - Initial Class	-	11,438	(11,438)	61,143	43,919	17,224
ING Pioneer High Yield Portfolio - Initial Class	24,469	107,530	(83,061)	589,557	47,157	542,400
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	12,229	98,704	(86,475)	16,267	230,558	(214,291)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,774	10,630	(8,856)	3,220	52,180	(48,960)
ING Van Kampen Comstock Portfolio - Initial Class	2,051	1,573	478	2,224	7,092	(4,868)
ING Van Kampen Equity and Income Portfolio - Initial Class	859	1,923	(1,064)	6,962	11,377	(4,415)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	-	402	(402)	-	901	(901)
ING Strategic Allocation Growth Portfolio - Class I	-	2	(2)	-	115	(115)
ING Strategic Allocation Moderate Portfolio - Class I	-	4	(4)	-	935	(935)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	4,103	10,186	(6,083)	968	27,907	(26,939)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc.:
ING Index Plus LargeCap Portfolio - Class I	1,705	7,662	(5,957)	15,825	10,519	5,306
ING Index Plus MidCap Portfolio - Class I	620	20,388	(19,768)	19,971	45,565	(25,594)
ING Index Plus SmallCap Portfolio - Class I	559	19,440	(18,881)	26,312	46,349	(20,037)
ING International Index Portfolio - Class S	201,492	13,075	188,417	-	-	-
ING Opportunistic Large Cap Portfolio - Class I	-	7,177	(7,177)	-	3,383	(3,383)
ING Russell™ Large Cap Growth Index Portfolio - Class I	1,752,994	132,309	1,620,685	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	8,702	2,414	6,288	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class I	524,987	48,647	476,340	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class I	11,382	60	11,322	-	-	-
ING Russell™ Small Cap Index Portfolio - Class I	472	-	472	-	-	-
ING U.S. Bond Index Portfolio - Class I	6,475	1,149	5,326	2,038	36	2,002
ING Variable Products Trust:
ING International Value Portfolio - Class I	-	19,666	(19,666)	-	43,334	(43,334)
ING MidCap Opportunities Portfolio - Class I	2	67,724	(67,722)	383	130,529	(130,146)
ING SmallCap Opportunities Portfolio - Class I	2,721	20,162	(17,441)	4,235	29,528	(25,293)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	1,617	7,004	(5,387)	5,554	8,932	(3,378)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

9.	Unit Summary

A summary of units outstanding at December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® Growth Fund -
Class 2
Contracts in accumulation period:
Select*Annuity II	25,561.123	$ 11.11	$ 283,984
Select*Annuity III	107,404.144	11.07	1,188,964
	132,965.267		$ 1,472,948
American Funds Insurance Series® Growth-Income
Fund - Class 2
Contracts in accumulation period:
Select*Annuity II	13,264.784	$ 10.37	$ 137,556
Select*Annuity III	90,565.469	10.32	934,636
	103,830.253		$ 1,072,192
American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period:
Select*Annuity II	15,304.150	$ 13.88	$ 212,422
Select*Annuity III	72,557.920	13.82	1,002,750
	87,862.070		$ 1,215,172
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Select*Annuity II	1,783.303	$ 12.15	$ 21,667
Select*Annuity III	1,123.308	12.14	13,637
	2,906.611		$ 35,304
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	2,443.842	$9.77 to $16.99	$ 30,501
Contracts in accumulation period:
Select*Annuity II	248,492.333	44.86	11,147,366
Select*Annuity III	392,193.072	24.04	9,428,321
	643,129.247		$ 20,606,188
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	2,244.490	$ 9.94	$ 22,310
Contracts in accumulation period:
Select*Annuity II	88,977.178	18.75	1,668,322
Select*Annuity III	375,407.962	31.99	12,009,301
	466,629.630		$ 13,699,933
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity III	90.459	$ 25.08	$ 2,269

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Select*Annuity II	40,753.521	$ 25.74	$ 1,048,996
Select*Annuity III	157,519.349	19.93	3,139,361
	198,272.870		$ 4,188,357

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Money Market Portfolio - Initial Class
Currently payable annuity contracts:	3,758.516	$ 11.19	$ 42,058

ING Balanced Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	399,852.096	$ 9.15	$ 3,658,647
Select*Annuity III	210,933.402	9.12	1,923,713
	610,785.498		$ 5,582,360
ING Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	24,446.549	$ 10.83	$ 264,756
Select*Annuity III	41,982.942	10.78	452,576
	66,429.491		$ 717,332
ING Artio Foreign Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	4,798.918	$ 11.53	$ 55,332
Select*Annuity III	28,919.350	11.48	331,994
	33,718.268		$ 387,326
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	2,023.704	$ 10.08	$ 20,399
Select*Annuity III	4,680.157	10.04	46,989
	6,703.861		$ 67,388
ING BlackRock Large Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	22,251.971	$ 9.69	$ 215,622
Select*Annuity III	93,155.744	9.64	898,021
	115,407.715		$ 1,113,643
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Select*Annuity II	3,352.885	$ 7.49	$ 25,113
Select*Annuity III	25,938.332	7.48	194,019
	29,291.217		$ 219,132
ING Evergreen Health Sciences Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	2,506.929	$ 11.05	$ 27,702
Select*Annuity III	3,451.252	11.01	37,998
	5,958.181		$ 65,700
ING Evergreen Omega Portfolio - Institutional Class
Currently payable annuity contracts:	2,109.398	$11.97 to $12.01	$ 25,284
Contracts in accumulation period:
Select*Annuity II	100,482.615	13.29	1,335,414
Select*Annuity III	1,004,320.919	13.24	13,297,209
	1,106,912.932		$ 14,657,907

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	2,117.016	$ 9.27	$ 19,625
Select*Annuity III	11,599.416	9.24	107,179
	13,716.432		$ 126,804
ING Focus 5 Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	1,618.539	$ 7.18	$ 11,621

ING Franklin Templeton Founding Strategy Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity III	169.635	$ 8.66	$ 1,469

ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	2,803.292	$ 17.01	$ 47,684
Select*Annuity III	37,952.524	16.94	642,916
	40,755.816		$ 690,600
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	5,222.947	$ 12.78	$ 66,749
Select*Annuity III	34,858.659	12.74	444,099
	40,081.606		$ 510,848
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	38,352.147	$ 12.04	$ 461,760
Select*Annuity III	207,769.952	11.99	2,491,162
	246,122.099		$ 2,952,922
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	302.974	$ 11.08	$ 3,357
Contracts in accumulation period:
Select*Annuity II	9,818.097	11.18	109,766
Select*Annuity III	171,163.413	11.14	1,906,760
	181,284.484		$ 2,019,883
ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	278,214.410	$ 11.00	$ 3,060,359
Select*Annuity III	500,625.180	10.95	5,481,846
	778,839.590		$ 8,542,205
ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	192.830	$ 9.74	$ 1,878

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	1,297.114	$ 10.17	$ 13,192
Select*Annuity III	9,631.994	10.13	97,572
	10,929.108		$ 110,764
ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	31,703.570	$ 12.41	$ 393,441
Select*Annuity III	209,694.341	12.36	2,591,822
	241,397.911		$ 2,985,263
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	7,158.350	$ 10.67	$ 76,380
Select*Annuity III	16,746.122	10.62	177,844
	23,904.472		$ 254,224
ING MFS Utilities Portfolio - Institutional Class
Currently payable annuity contracts:	219.290	$ 13.18	$ 2,890
Contracts in accumulation period:
Select*Annuity II	8,526.060	15.09	128,658
Select*Annuity III	101,081.136	13.18	1,332,249
	109,826.486		$ 1,463,797
ING PIMCO Total Return Bond Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity II	13,104.467	$ 11.22	$ 147,032
Select*Annuity III	49,773.668	11.21	557,963
	62,878.135		$ 704,995
ING Pioneer Fund Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	4,957.806	$ 10.42	$ 51,660

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Select*Annuity III	2,692.888	$ 10.35	$ 27,871

ING Retirement Growth Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity III	10,339.836	$ 9.39	$ 97,091

ING Retirement Moderate Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	10,870.285	$ 9.58	$ 104,137
Select*Annuity III	36,112.377	9.58	345,957
	46,982.662		$ 450,094

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	1,836.496	$ 9.94	$ 18,255
Select*Annuity III	7,375.723	9.94	73,315
	9,212.219		$ 91,570
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
Select*Annuity II	172,634.246	$ 10.36	$ 1,788,491
Select*Annuity III	884,722.775	10.31	9,121,492
	1,057,357.021		$ 10,909,983
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	43,125.872	$ 12.23	$ 527,429
Select*Annuity III	75,349.995	12.19	918,516
	118,475.867		$ 1,445,945
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity II	1,951.190	$ 10.12	$ 19,746
Select*Annuity III	32,215.971	10.08	324,737
	34,167.161		$ 344,483
ING Van Kampen Growth and Income Portfolio - Service
Class
Currently payable annuity contracts:	454.998	$ 9.01	$ 4,100
Contracts in accumulation period:
Select*Annuity II	32,768.777	10.56	346,038
Select*Annuity III	154,253.026	10.52	1,622,742
	187,476.801		$ 1,972,880
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
Contracts in accumulation period:
Select*Annuity III	2,467.345	$ 8.52	$ 21,022

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity III	2,817.092	$ 12.12	$ 34,143

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	1,522.288	$ 10.28	$ 15,649
Select*Annuity III	26,202.684	10.24	268,315
	27,724.972		$ 283,964
ING Columbia Small Cap Value Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	1,377.281	$ 8.27	$ 11,390
Select*Annuity III	4,115.184	8.25	33,950
	5,492.465		$ 45,340

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	4,028.225	$ 10.54	$ 42,457
Select*Annuity III	22,607.790	10.50	237,382
	26,636.015		$ 279,839
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Contracts in accumulation period:
Select*Annuity III	1,351.640	$ 9.85	$ 13,314

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	94,834.707	$ 11.91	$ 1,129,481
Select*Annuity III	450,463.492	11.86	5,342,497
	545,298.199		$ 6,471,978
ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	506.077	$ 11.17	$ 5,653
Contracts in accumulation period:
Select*Annuity II	16,041.043	11.52	184,793
Select*Annuity III	95,084.667	11.47	1,090,621
	111,631.787		$ 1,281,067
ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	7,701.740	$ 12.36	$ 95,194
Select*Annuity III	32,845.015	12.31	404,322
	40,546.755		$ 499,516
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	730.131	$ 12.01	$ 8,769
Contracts in accumulation period:
Select*Annuity II	184,021.078	11.66	2,145,686
Select*Annuity III	274,587.596	11.64	3,196,200
	459,338.805		$ 5,350,655
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	108,234.940	$ 11.43	$ 1,237,125
Select*Annuity III	442,656.299	11.38	5,037,429
	550,891.239		$ 6,274,554
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	6,824.400	$ 9.81	$ 66,947
Select*Annuity III	65,083.604	9.77	635,867
	71,908.004		$ 702,814

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period:
Select*Annuity II	2,582.361	$ 9.41	$ 24,300
Select*Annuity III	9,331.639	9.38	87,531
	11,914.000		$ 111,831
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Select*Annuity III	9,740.086	$ 11.30	$ 110,063

ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	758.883	$ 9.92	$ 7,528
Select*Annuity III	1,707.769	9.88	16,873
	2,466.652		$ 24,401
ING Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	3,247.611	$ 10.06	$ 32,671

ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	2,341.077	$ 7.88	$ 18,448
Select*Annuity III	48,808.125	7.87	384,120
	51,149.202		$ 402,568
ING Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	5,971.414	$ 9.71	$ 57,982
Select*Annuity III	3,822.012	9.67	36,959
	9,793.426		$ 94,941
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	7,172.544	$ 10.46	$ 75,025
Select*Annuity III	30,618.896	10.42	319,049
	37,791.440		$ 394,074
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	4,831.962	$ 9.67	$ 46,725
Select*Annuity III	21,516.823	9.63	207,207
	26,348.785		$ 253,932
ING International Index Portfolio - Class S
Currently payable annuity contracts:	607.399	$ 11.79	$ 7,161
Contracts in accumulation period:
Select*Annuity II	115,368.315	13.39	1,544,782
Select*Annuity III	72,440.812	13.38	969,258
	188,416.526		$ 2,521,201

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	9,227.759	$ 8.31	$ 76,683

ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	9,452.200	$11.74 to $12.72	$ 111,785
Contracts in accumulation period:
Select*Annuity II	786,074.837	12.73	10,006,733
Select*Annuity III	825,157.587	12.72	10,496,005
	1,620,684.624		$ 20,614,523
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	2,238.258	$ 12.76	$ 28,560
Select*Annuity III	4,050.187	12.75	51,640
	6,288.445		$ 80,200
ING Russell™ Large Cap Value Index Portfolio - Class I
Currently payable annuity contracts:	1,210.702	$11.74 to $12.53	$ 14,737
Contracts in accumulation period:
Select*Annuity II	53,535.853	12.54	671,340
Select*Annuity III	421,593.010	12.53	5,282,560
	476,339.565		$ 5,968,637
ING Russell™ Mid Cap Growth Index Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	2,207.408	$ 13.03	$ 28,763
Select*Annuity III	9,114.597	13.02	118,672
	11,322.005		$ 147,435
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	471.636	$ 8.69	$ 4,099

ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
Select*Annuity III	7,328.299	$ 10.72	$ 78,559

ING International Value Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	14,053.715	$ 20.82	$ 292,598
Select*Annuity III	65,493.307	20.60	1,349,162
	79,547.022		$ 1,641,760
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	11,439.589	$ 15.76	$ 180,288
Select*Annuity III	322,605.948	7.92	2,555,039
	334,045.537		$ 2,735,327

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Select*Annuity II	16,356.312	$ 17.93	$ 293,269
Select*Annuity III	76,398.671	26.34	2,012,341
	92,754.983		$ 2,305,610
Neuberger Berman AMT Socially Responsive Portfolio®
- Class I
Contracts in accumulation period:
Select*Annuity II	2,732.771	$ 10.47	$ 28,612
Select*Annuity III	21,368.868	11.88	253,862
	24,101.639		$ 282,474

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds Insurance Series® Growth Fund -
Class 2
2009	133	$11.07	to	$11.11	$1,473	0.67%	1.30%	to	1.40%	37.50%	to	37.52%
2008	152	$8.05	to	$8.08	$1,221	0.73%	1.30%	to	1.40%	-44.75%	to	-44.66%
2007	197	$14.57	to	$14.60	$2,873	0.76%	1.30%	to	1.40%	10.80%	to	10.86%
2006	221	$13.15	to	$13.17	$2,913	0.84%	1.30%	to	1.40%	8.68%	to	8.75%
2005	215	$12.10	to	$12.11	$2,599	(a)	1.30%	to	1.40%		(a)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2009	104	$10.32	to	$10.37	$1,072	1.48%	1.30%	to	1.40%	29.32%	to	29.62%
2008	119	$7.98	to	$8.00	$950	1.74%	1.30%	to	1.40%	-38.71%	to	-38.65%
2007	130	$13.02	to	$13.04	$1,693	1.48%	1.30%	to	1.40%	3.66%
2006	156	$12.56	to	$12.58	$1,960	1.68%	1.30%	to	1.40%	13.56%	to	13.64%
2005	158	$11.06	to	$11.07	$1,753	(a)	1.30%	to	1.40%		(a)
American Funds Insurance Series® International
Fund - Class 2
2009	88	$13.82	to	$13.88	$1,215	1.38%	1.30%	to	1.40%	41.02%	to	41.20%
2008	112	$9.80	to	$9.83	$1,097	1.72%	1.30%	to	1.40%	-42.92%	to	-42.85%
2007	152	$17.17	to	$17.20	$2,618	1.53%	1.30%	to	1.40%	18.41%	to	18.46%
2006	153	$14.50	to	$14.52	$2,216	1.87%	1.30%	to	1.40%	17.31%	to	17.38%
2005	131	$12.36	to	$12.37	$1,623	(a)	1.30%	to	1.40%		(a)
BlackRock Global Allocation V.I. Fund - Class III
2009	3	$12.14	to	$12.15	$35	(e)	1.30%	to	1.40%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	643	$9.77	to	$44.86	$20,606	2.09%	1.30%	to	1.40%	28.38%	to	28.54%
2008	766	$7.61	to	$34.90	$18,863	2.31%	1.30%	to	1.40%	-43.46%	to	-43.41%
2007	971	$13.46	to	$61.67	$41,961	1.68%	1.30%	to	1.40%	0.09%	to	0.21%
2006	1,255	$13.44	to	$61.54	$53,325	3.25%	1.30%	to	1.40%	18.52%	to	18.62%
2005	1,688	$27.89	to	$51.88	$59,493	1.74%	1.30%	to	1.40%	4.38%	to	4.51%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	467	$9.94	to	$31.99	$13,700	1.29%	1.30%	to	1.40%	33.78%	to	33.93%
2008	544	$7.43	to	$23.90	$12,029	0.86%	1.30%	to	1.40%	-43.32%	to	-43.25%
2007	737	$13.10	to	$42.17	$28,892	0.86%	1.30%	to	1.40%	15.93%	to	16.04%
2006	930	$11.30	to	$36.36	$31,940	1.24%	1.30%	to	1.40%	10.18%	to	10.27%
2005	1,269	$19.28	to	$33.00	$40,022	0.31%	1.30%	to	1.40%	15.30%	to	15.45%
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	-	$25.08			$2	-		1.40%		24.90%
2008	-	$20.08			$2	-		1.40%		-37.89%
2007	-	$32.33			$3	-		1.40%		3.99%
2006	-	$31.09			$3	1.64%		1.40%		14.13%
2005	-	$27.24			$2	0.60%		1.40%		3.46%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2009	198	$19.93	to	$25.74	$4,188	8.78%	1.30%	to	1.40%	14.08%	to	14.20%
2008	254	$17.47	to	$22.54	$4,697	4.54%	1.30%	to	1.40%	-4.59%	to	-4.49%
2007	341	$18.31	to	$23.60	$6,584	4.62%	1.30%	to	1.40%	2.92%	to	2.97%
2006	508	$17.79	to	$22.92	$9,441	4.45%	1.30%	to	1.40%	2.89%	to	3.01%
2005	808	$17.29	to	$22.25	$14,556	4.22%	1.30%	to	1.40%	0.82%	to	0.86%
Fidelity® VIP Money Market Portfolio - Initial Class
2009	4	$11.19			$42	-		1.30%		-0.62%
2008	4	$11.26			$45	2.15%		1.30%		1.72%
2007	4	$11.07			$48	6.12%		1.30%		3.75%
2006	5	$10.67	to	$14.14	$50	4.77%	1.30%	to	1.40%	3.44%	to	3.59%
2005	-	$13.67			$52	3.05%		1.40%		1.64%

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2009	611	$9.12	to	$9.15	$5,582	4.49%	1.30%	to	1.40%	17.53%	to	17.76%
2008	728	$7.75	to	$7.77	$5,652	3.70%	1.30%	to	1.40%	-29.11%	to	-29.07%
2007	896	$10.93	to	$10.96	$9,814	2.71%	1.30%	to	1.40%	4.09%	to	4.28%
2006	1,076	$10.50	to	$10.51	$11,310	(b)	1.30%	to	1.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Intermediate Bond Portfolio - Class I
2009	66	$10.78	to	$10.83	$717	5.61%	1.30%	to	1.40%	10.00%	to	10.17%
2008	94	$9.80	to	$9.83	$922	6.69%	1.30%	to	1.40%	-9.76%	to	-9.65%
2007	72	$10.86	to	$10.88	$783	3.92%	1.30%	to	1.40%	4.52%	to	4.62%
2006	62	$10.39	to	$10.40	$647	5.39%	1.30%	to	1.40%	2.67%
2005	30	$10.12	to	$10.13	$306	(a)	1.30%	to	1.40%		(a)
ING Artio Foreign Portfolio - Institutional Class
2009	34	$11.48	to	$11.53	$387	3.54%	1.30%	to	1.40%	18.96%	to	19.11%
2008	42	$9.65	to	$9.68	$404	-	1.30%	to	1.40%	-44.25%	to	-44.21%
2007	54	$17.31	to	$17.35	$937	0.35%	1.30%	to	1.40%	15.09%	to	15.21%
2006	52	$15.04	to	$15.06	$782	-	1.30%	to	1.40%	27.89%	to	27.95%
2005	37	$11.76	to	$11.77	$435	(a)	1.30%	to	1.40%		(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	7	$10.04	to	$10.08	$67	-	1.30%	to	1.40%	28.72%	to	28.90%
2008	10	$7.80	to	$7.82	$76	-	1.30%	to	1.40%	-39.77%	to	-39.75%
2007	6	$12.95	to	$12.98	$74	-	1.30%	to	1.40%	5.63%	to	5.70%
2006	4	$12.26	to	$12.28	$53	(f)	1.30%	to	1.40%		(f)
2005	3	$11.63	to	$11.64	$37	(a)	1.30%	to	1.40%		(a)
ING BlackRock Large Cap Value Portfolio -
Institutional Class
2009	115	$9.64	to	$9.69	$1,114	0.83%	1.30%	to	1.40%	11.57%	to	11.76%
2008	151	$8.64	to	$8.67	$1,305	0.66%	1.30%	to	1.40%	-36.05%	to	-36.01%
2007	196	$13.51	to	$13.55	$2,647	0.55%	1.30%	to	1.40%	3.05%	to	3.20%
2006	271	$13.11	to	$13.13	$3,547	0.79%	1.30%	to	1.40%	15.07%	to	15.10%
2005	378	$11.39	to	$11.41	$4,304	-	1.30%	to	1.40%	4.11%	to	4.20%

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service
Class
2009	29	$7.48	to	$7.49	$219	2.39%	1.30%	to	1.40%	31.46% to 31.63%
2008	35		$5.69		$199	(d)	1.30%	to	1.40%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Evergreen Health Sciences Portfolio - Institutional
Class
2009	6	$11.01	to	$11.05	$66	-	1.30%	to	1.40%	18.77% to 18.82%
2008	5	$9.27	to	$9.30	$46	-	1.30%	to	1.40%	-29.51% to -29.44%
2007	3	$13.15	to	$13.18	$37	1.27%	1.30%	to	1.40%	7.26% to 7.33%
2006	10	$12.26			$120	(f)		1.40%		(f)
2005	5	$11.16			$52	(a)		1.40%		(a)
ING Evergreen Omega Portfolio - Institutional Class
2009	1,107	$11.97	to	$13.29	$14,658	0.48%	1.30%	to	1.40%	40.70% to 40.93%
2008	1,307	$8.50	to	$9.43	$12,296	0.52%	1.30%	to	1.40%	-28.39% to -28.26%
2007	1,620	$11.87	to	$13.16	$21,274	0.32%	1.30%	to	1.40%	10.42% to 10.50%
2006	2,153	$10.75	to	$11.91	$25,598	-	1.30%	to	1.40%	4.39% to 4.57%
2005	2,932	$11.39			$33,401	(a)	1.30%	to	1.40%	(a)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2009	14	$9.24	to	$9.27	$127	0.77%	1.30%	to	1.40%	37.70% to 37.74%
2008	20	$6.71	to	$6.73	$133	1.46%	1.30%	to	1.40%	-39.87% to -39.80%
2007	13	$11.16	to	$11.18	$141	-	1.30%	to	1.40%	13.18% to 13.39%
2006	13		$9.86		$127	(b)	1.30%	to	1.40%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Focus 5 Portfolio - Class I
2009	2		$7.18		$12	(e)		1.40%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Templeton Founding Strategy
Portfolio - Institutional Class
2009	-		$8.66		$1	(e)		1.40%			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Global Resources Portfolio - Institutional Class
2009	41	$16.94	to	$17.01	$691	0.63%	1.30%	to	1.40%	35.85%	to	35.97%
2008	46	$12.47	to	$12.51	$578	2.17%	1.30%	to	1.40%	-41.65%	to	-41.57%
2007	51	$21.37	to	$21.41	$1,081	0.16%	1.30%	to	1.40%	31.75%	to	31.83%
2006	86	$16.22	to	$16.24	$1,395	0.54%	1.30%	to	1.40%	20.06%	to	20.12%
2005	58	$13.51	to	$13.52	$789	(a)	1.30%	to	1.40%		(a)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2009	40	$12.74	to	$12.78	$511	1.32%	1.30%	to	1.40%	69.64%	to	69.95%
2008	33	$7.51	to	$7.52	$249	3.10%	1.30%	to	1.40%	-51.83%
2007	34	$15.59	to	$15.61	$526	1.76%	1.30%	to	1.40%	36.87%	to	37.05%
2006	34	$11.39			$382	(b)		1.40%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2009	246	$11.99	to	$12.04	$2,953	0.72%	1.30%	to	1.40%	25.68%
2008	298	$9.54	to	$9.58	$2,846	0.76%	1.30%	to	1.40%	-30.62%	to	-30.53%
2007	409	$13.75	to	$13.79	$5,627	0.33%	1.30%	to	1.40%	-2.90%	to	-2.89%
2006	584	$14.16	to	$14.20	$8,270	0.06%	1.30%	to	1.40%	15.31%	to	15.45%
2005	871	$12.28	to	$12.30	$10,692	-	1.30%	to	1.40%	2.59%	to	2.67%
ING Limited Maturity Bond Portfolio - Service Class
2009	181	$11.08	to	$11.18	$2,020	4.38%	1.30%	to	1.40%	5.62%	to	5.77%
2008	245	$10.54	to	$10.57	$2,587	6.24%	1.30%	to	1.40%	-1.59%	to	-1.49%
2007	306	$10.71	to	$10.73	$3,281	1.96%	1.30%	to	1.40%	4.28%	to	4.38%
2006	416	$10.27	to	$10.28	$4,269	8.56%	1.30%	to	1.40%	2.39%
2005	12	$10.03			$120	(a)		1.40%			(a)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Liquid Assets Portfolio - Institutional Class
2009	779	$10.95	to	$11.00	$8,542	0.31%	1.30%	to	1.40%	-0.82%	to	-0.81%
2008	1,015	$11.04	to	$11.09	$11,226	2.65%	1.30%	to	1.40%	1.28%	to	1.37%
2007	1,091	$10.90	to	$10.94	$11,907	4.86%	1.30%	to	1.40%	3.71%	to	3.89%
2006	1,159	$10.51	to	$10.53	$12,189	5.22%	1.30%	to	1.40%	3.54%	to	3.55%
2005	1,354	$10.15	to	$10.17	$13,753	2.99%	1.30%	to	1.40%	0.16%	to	0.17%
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2009	-		$9.74		$2	-		1.40%		17.35%
2008	-		$8.30		$2	-		1.40%		-37.26%
2007	-	$13.23			$3	-		1.40%		2.88%
2006	1	$12.86			$15	1.24%		1.40%		16.27%
2005	1	$11.06			$15	(a)		1.40%			(a)
ING Marsico Growth Portfolio - Institutional Class
2009	11	$10.13	to	$10.17	$111	0.90%	1.30%	to	1.40%	27.42%	to	27.60%
2008	14	$7.95	to	$7.97	$112	1.18%	1.30%	to	1.40%	-40.98%	to	-40.96%
2007	17	$13.47	to	$13.50	$228	-	1.30%	to	1.40%	12.91%	to	12.97%
2006	18	$11.93	to	$11.95	$210	-	1.30%	to	1.40%	3.74%	to	3.82%
2005	10	$11.50	to	$11.51	$115	(a)	1.30%	to	1.40%		(a)
ING Marsico International Opportunities Portfolio -
Institutional Class
2009	241	$12.36	to	$12.41	$2,985	1.57%	1.30%	to	1.40%	36.12%	to	36.22%
2008	274	$9.08	to	$9.11	$2,493	1.18%	1.30%	to	1.40%	-50.03%	to	-49.97%
2007	356	$18.17	to	$18.21	$6,473	1.22%	1.30%	to	1.40%	19.15%	to	19.25%
2006	486	$15.25	to	$15.27	$7,417	0.08%	1.30%	to	1.40%	22.49%	to	22.65%
2005	723	$12.45			$9,005	(a)	1.30%	to	1.40%		(a)
ING MFS Total Return Portfolio - Institutional Class
2009	24	$10.62	to	$10.67	$254	2.88%	1.30%	to	1.40%	16.45%	to	16.61%
2008	25	$9.12	to	$9.15	$232	7.69%	1.30%	to	1.40%	-23.23%	to	-23.17%
2007	20	$11.88	to	$11.91	$236	3.27%	1.30%	to	1.40%	2.86%	to	2.94%
2006	17	$11.55	to	$11.57	$192	2.45%	1.30%	to	1.40%	10.63%	to	10.72%
2005	21	$10.44	to	$10.45	$219	(a)	1.30%	to	1.40%		(a)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Institutional Class
2009	110	$13.18 to $15.09			$1,464	5.30%	1.30%	to	1.40%	31.27% to 31.33%
2008	135	$10.04 to $11.49			$1,368	3.29%	1.30%	to	1.40%	-38.44% to -38.36%
2007	190	$16.31 to $18.64			$3,136	0.87%	1.30%	to	1.40%	25.95% to 26.08%
2006	252	$12.95 to $14.79			$3,281	0.17%	1.30%	to	1.40%	29.24% to 29.40%
2005	251	$10.02 to $11.43			$2,542	(a)	1.30%	to	1.40%	(a)
ING PIMCO Total Return Bond Portfolio -
Institutional Class
2009	63	$11.21 to $11.22			$705	3.93%	1.30%	to	1.40%	13.10% to 13.12%
2008	16	$9.91	to	$9.92	$160	(d)	1.30%	to	1.40%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Pioneer Fund Portfolio - Institutional Class
2009	5		$10.42		$52	2.00%		1.40%		22.73%
2008	6		$8.49		$48	2.78%		1.40%		-35.44%
2007	7		$13.15		$96	1.00%		1.40%		3.95%
2006	8		$12.65		$105	(b)		1.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2009	3		$10.35		$28	-		1.40%		23.66%
2008	3	$8.37	to	$8.40	$27	2.56%	1.30%	to	1.40%	-33.83% to -33.75%
2007	4	$12.65 to $12.68			$51	-	1.30%	to	1.40%	4.29% to 4.36%
2006	3		$12.13		$32	0.39%		1.40%		11.08%
2005	7		$10.92		$76	(a)	1.30%	to	1.40%	(a)
ING Retirement Growth Portfolio - Institutional Class
2009	10		$9.39		$97	(e)		1.40%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Moderate Growth Portfolio -
Institutional Class
2009	47		$9.58		$450	(e)	1.30%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Retirement Moderate Portfolio - Institutional
Class
2009	9		$9.94		$92	(e)	1.30%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Stock Index Portfolio - Institutional Class
2009	1,057	$10.31	to	$10.36	$10,910	0.61%	1.30%	to	1.40%	24.52%
2008	1,289	$8.28	to	$8.32	$10,681	3.38%	1.30%	to	1.40%	-38.02% to -37.91%
2007	1,669	$13.36	to	$13.40	$22,306	1.61%	1.30%	to	1.40%	3.81% to 3.88%
2006	2,120	$12.87	to	$12.90	$27,288	1.53%	1.30%	to	1.40%	13.99% to 14.06%
2005	2,883	$11.29	to	$11.31	$32,550	-	1.30%	to	1.40%	3.11% to 3.29%
ING T. Rowe Price Capital Appreciation Portfolio -
Institutional Class
2009	118	$12.19	to	$12.23	$1,446	2.04%	1.30%	to	1.40%	31.78% to 31.79%
2008	130	$9.25	to	$9.28	$1,201	5.07%	1.30%	to	1.40%	-28.35% to -28.28%
2007	127	$12.91	to	$12.94	$1,637	2.16%	1.30%	to	1.40%	3.20% to 3.35%
2006	128	$12.51	to	$12.52	$1,603	1.65%	1.30%	to	1.40%	13.41% to 13.42%
2005	86	$11.03	to	$11.04	$948	(a)	1.30%	to	1.40%	(a)
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2009	34	$10.08	to	$10.12	$344	1.79%	1.30%	to	1.40%	23.53% to 23.57%
2008	40	$8.16	to	$8.19	$325	5.40%	1.30%	to	1.40%	-36.40% to -36.31%
2007	35	$12.83	to	$12.86	$453	1.70%	1.30%	to	1.40%	1.91% to 1.98%
2006	48	$12.59	to	$12.61	$608	1.95%	1.30%	to	1.40%	17.77% to 17.85%
2005	38	$10.69	to	$10.70	$402	(a)	1.30%	to	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	187	$9.01	to	$10.56	$1,973	1.12%	1.30%	to	1.40%	22.18% to 22.36%
2008	248	$8.61	to	$8.63	$2,133	3.50%	1.30%	to	1.40%	-33.15%
2007	340	$12.88	to	$12.91	$4,385	1.48%	1.30%	to	1.40%	1.18% to 1.25%
2006	440	$12.73	to	$12.75	$5,606	2.47%	1.30%	to	1.40%	14.38%
2005	2	$11.13			$24	(a)		1.40%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Institutional Class
2009	2		$8.52		$21	-		1.40%		28.70%
2008	2		$6.62		$13	-		1.40%		-33.53%
2007	2		$9.96		$17	-		1.40%		-4.78%
2006	2	$10.46			$20	(b)		1.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2009	3	$12.12			$34	3.08%		1.40%		34.22%
2008	3		$9.03		$31	-		1.40%		-27.41%
2007	4	$12.44	to	$12.47	$49	-	1.30%	to	1.40%	-4.09% to -4.00%
2006	6	$12.97	to	$12.99	$76	0.02%	1.30%	to	1.40%	14.17% to 14.25%
2005	10	$11.36	to	$11.37	$117	(a)	1.30%	to	1.40%	(a)
ING Baron Small Cap Growth Portfolio - Initial Class
2009	28	$10.24	to	$10.28	$284	-	1.30%	to	1.40%	33.68% to 33.85%
2008	34	$7.66	to	$7.68	$262	-	1.30%	to	1.40%	-41.93% to -41.91%
2007	39	$13.19	to	$13.22	$510	-	1.30%	to	1.40%	4.85% to 4.92%
2006	37	$12.58	to	$12.60	$462	-	1.30%	to	1.40%	13.95% to 14.03%
2005	29	$11.04	to	$11.05	$322	(a)	1.30%	to	1.40%	(a)
ING Columbia Small Cap Value Portfolio - Initial Class
2009	5	$8.25	to	$8.27	$45	-	1.30%	to	1.40%	23.32% to 23.43%
2008	5	$6.69	to	$6.70	$32	-	1.30%	to	1.40%	-34.76% to -34.73%
2007	3	$10.25	to	$10.27	$27	-	1.30%	to	1.40%	1.79% to 1.88%
2006	-	$10.07			$5	(b)		1.40%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2009	27	$10.50	to	$10.54	$280	1.55%	1.30%	to	1.40%	24.11%	to	24.29%
2008	28	$8.46	to	$8.48	$237	2.49%	1.30%	to	1.40%	-33.75%
2007	38	$12.77	to	$12.80	$487	0.92%	1.30%	to	1.40%	1.19%	to	1.27%
2006	47	$12.62	to	$12.64	$598	0.02%	1.30%	to	1.40%	15.25%	to	15.33%
2005	48	$10.95	to	$10.96	$524	(a)	1.30%	to	1.40%		(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	1		$9.85		$13	-		1.40%		30.46%
2008	1		$7.55		$10	-		1.40%		-40.03%
2007	2	$12.59			$20	-		1.40%		-2.93%
2006	2	$12.97			$26	-		1.40%		8.72%
2005	2	$11.93			$19	(a)		1.40%			(a)
ING Oppenheimer Global Portfolio - Initial Class
2009	545	$11.86	to	$11.91	$6,472	2.36%	1.30%	to	1.40%	37.59%	to	37.69%
2008	673	$8.62	to	$8.65	$5,802	2.29%	1.30%	to	1.40%	-41.12%	to	-41.08%
2007	844	$14.64	to	$14.68	$12,360	1.07%	1.30%	to	1.40%	5.10%	to	5.23%
2006	1,127	$13.93	to	$13.95	$15,694	0.06%	1.30%	to	1.40%	16.28%	to	16.44%
2005	1,558	$11.98			$18,669	(a)	1.30%	to	1.40%		(a)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	112	$11.17	to	$11.52	$1,281	3.36%	1.30%	to	1.40%	19.59%	to	19.75%
2008	145	$9.59	to	$9.62	$1,395	5.42%	1.30%	to	1.40%	-16.90%	to	-16.85%
2007	148	$11.54	to	$11.57	$1,704	4.31%	1.30%	to	1.40%	7.15%	to	7.23%
2006	187	$10.77	to	$10.79	$2,010	0.20%	1.30%	to	1.40%	6.74%	to	6.83%
2005	20	$10.09	to	$10.10	$200	(a)	1.30%	to	1.40%		(a)
ING PIMCO Total Return Portfolio - Initial Class
2009	41	$12.31	to	$12.36	$500	3.16%	1.30%	to	1.40%	11.30%	to	11.45%
2008	52	$11.06	to	$11.09	$575	6.64%	1.30%	to	1.40%	-1.25%	to	-1.16%
2007	35	$11.20	to	$11.22	$389	3.99%	1.30%	to	1.40%	8.09%	to	8.11%
2006	40	$10.36	to	$10.38	$413	2.31%	1.30%	to	1.40%	2.78%	to	2.87%
2005	32	$10.08	to	$10.09	$322	(a)	1.30%	to	1.40%		(a)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Initial Class
2009	459	$11.64	to	$12.01	$5,351	7.73%	1.30%	to	1.40%	64.64%	to	64.92%
2008	542		$7.07		$3,835	(d)	1.30%	to	1.40%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	551	$11.38	to	$11.43	$6,275	0.41%	1.30%	to	1.40%	44.42%	to	44.50%
2008	637	$7.88	to	$7.91	$5,026	0.44%	1.30%	to	1.40%	-43.95%	to	-43.90%
2007	852	$14.06	to	$14.10	$11,980	0.19%	1.30%	to	1.40%	11.76%	to	11.90%
2006	1,198	$12.58	to	$12.60	$15,074	-	1.30%	to	1.40%	7.61%	to	7.69%
2005	1,782	$11.69	to	$11.70	$20,831	(a)	1.30%	to	1.40%		(a)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	72	$9.77	to	$9.81	$703	1.37%	1.30%	to	1.40%	29.92%	to	29.93%
2008	81	$7.52	to	$7.55	$608	2.04%	1.30%	to	1.40%	-40.60%	to	-40.50%
2007	130	$12.66	to	$12.69	$1,643	0.71%	1.30%	to	1.40%	-0.24%	to	-0.16%
2006	180	$12.69	to	$12.71	$2,290	0.79%	1.30%	to	1.40%	12.90%	to	13.08%
2005	244	$11.24			$2,740	(a)	1.30%	to	1.40%		(a)
ING Van Kampen Comstock Portfolio - Initial Class
2009	12	$9.38	to	$9.41	$112	3.06%	1.30%	to	1.40%	27.16%	to	27.27%
2008	11	$7.37	to	$7.40	$84	3.62%	1.30%	to	1.40%	-37.28%	to	-37.18%
2007	16	$11.75	to	$11.78	$192	1.33%	1.30%	to	1.40%	-3.45%	to	-3.28%
2006	21	$12.17	to	$12.18	$258	1.03%	1.30%	to	1.40%	14.60%	to	14.69%
2005	28	$10.62			$293	(a)	1.30%	to	1.40%		(a)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	10	$11.30			$110	1.90%		1.40%		20.99%
2008	11		$9.34		$101	2.77%		1.40%		-24.43%
2007	15	$12.36			$188	2.42%		1.40%		2.15%
2006	19	$12.10	to	$12.12	$226	2.87%	1.30%	to	1.40%	11.11%	to	11.29%
2005	4	$10.89			$40	(a)	1.30%	to	1.40%		(a)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class I
2009	2	$9.88	to	$9.92	$24	4.55%	1.30%	to	1.40%	23.50%	to	23.69%
2008	2	$8.00	to	$8.02	$20	3.77%	1.30%	to	1.40%	-36.91%	to	-36.90%
2007	3	$12.68	to	$12.71	$33	3.08%	1.30%	to	1.40%	3.51%	to	3.67%
2006	3	$12.25	to	$12.26	$32	2.16%	1.30%	to	1.40%	11.66%	to	11.67%
2005	5	$10.97	to	$10.98	$52	(a)	1.30%	to	1.40%		(a)
ING Strategic Allocation Moderate Portfolio - Class I
2009	3	$10.06			$33	6.67%		1.40%		20.19%
2008	3		$8.37		$27	2.56%		1.40%		-31.45%
2007	4	$12.21			$51	1.98%		1.40%		4.00%
2006	4	$11.74			$50	2.20%		1.40%		9.62%
2005	3	$10.71			$30	(a)		1.40%			(a)
ING Growth and Income Portfolio - Class I
2009	51	$7.87	to	$7.88	$403	1.33%	1.30%	to	1.40%	28.38%	to	28.55%
2008	57		$6.13		$351	1.18%	1.30%	to	1.40%	-38.45%
2007	84		$9.96		$838	(c)	1.30%	to	1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Index Plus LargeCap Portfolio - Class I
2009	10	$9.67	to	$9.71	$95	2.71%	1.30%	to	1.40%	21.48%	to	21.68%
2008	16	$7.96	to	$7.98	$126	1.54%	1.30%	to	1.40%	-38.05%	to	-38.04%
2007	10	$12.85	to	$12.88	$134	1.82%	1.30%	to	1.40%	3.55%	to	3.62%
2006	25	$12.41	to	$12.43	$306	0.48%	1.30%	to	1.40%	13.02%	to	13.10%
2005	7	$10.98	to	$10.99	$77	(a)	1.30%	to	1.40%		(a)
ING Index Plus MidCap Portfolio - Class I
2009	38	$10.42	to	$10.46	$394	1.40%	1.30%	to	1.40%	29.93%	to	30.10%
2008	58	$8.02	to	$8.04	$462	1.29%	1.30%	to	1.40%	-38.40%	to	-38.39%
2007	83	$13.02	to	$13.05	$1,083	0.89%	1.30%	to	1.40%	3.99%	to	4.07%
2006	111	$12.52	to	$12.54	$1,390	0.65%	1.30%	to	1.40%	7.93%	to	8.01%
2005	112	$11.60	to	$11.61	$1,303	(a)	1.30%	to	1.40%		(a)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class I
2009	26	$9.63	to	$9.67	$254	1.32%	1.30%	to	1.40%	23.15% to 23.18%
2008	45	$7.82	to	$7.85	$354	0.88%	1.30%	to	1.40%	-34.51% to -34.42%
2007	65	$11.94	to	$11.97	$779	0.50%	1.30%	to	1.40%	-7.59% to -7.42%
2006	95	$12.92	to	$12.93	$1,227	0.42%	1.30%	to	1.40%	12.25% to 12.34%
2005	100	$11.51			$1,157	(a)	1.30%	to	1.40%	(a)
ING International Index Portfolio - Class S
2009	188	$11.79	to	$13.39	$2,521	(e)	1.30%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Opportunistic Large Cap Portfolio - Class I
2009	9		$8.31		$77	3.05%		1.40%		13.52%
2008	16		$7.32		$120	2.30%		1.40%		-36.51%
2007	20	$11.53			$228	1.79%		1.40%		1.59%
2006	39	$11.35			$442	1.52%		1.40%		14.42%
2005	64		$9.92		$638	(a)		1.40%		(a)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	1,621	$11.74	to	$12.73	$20,615	(e)	1.30%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Index Portfolio - Class I
2009	6	$12.75	to	$12.76	$80	(e)	1.30%	to	1.40%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2009	476	$11.74 to $12.54	$5,969	(e)	1.30%	to	1.40%	(e)
2008	(e)	(e)	(e)	(e)		(e)		(e)
2007	(e)	(e)	(e)	(e)		(e)		(e)
2006	(e)	(e)	(e)	(e)		(e)		(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class I
2009	11	$13.02 to $13.03	$147	(e)	1.30%	to	1.40%	(e)
2008	(e)	(e)	(e)	(e)		(e)		(e)
2007	(e)	(e)	(e)	(e)		(e)		(e)
2006	(e)	(e)	(e)	(e)		(e)		(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
ING Russell™ Small Cap Index Portfolio - Class I
2009	-	$8.69	$4	(e)		1.40%		(e)
2008	(e)	(e)	(e)	(e)		(e)		(e)
2007	(e)	(e)	(e)	(e)		(e)		(e)
2006	(e)	(e)	(e)	(e)		(e)		(e)
2005	(e)	(e)	(e)	(e)		(e)		(e)
ING U.S. Bond Index Portfolio - Class I
2009	7	$10.72	$79	4.00%		1.40%		4.48%
2008	2	$10.26	$21	(d)		1.40%		(d)
2007	(d)	(d)	(d)	(d)		(d)		(d)
2006	(d)	(d)	(d)	(d)		(d)		(d)
2005	(d)	(d)	(d)	(d)		(d)		(d)
ING International Value Portfolio - Class I
2009	80	$20.60 to $20.82	$1,642	1.59%	1.30%	to	1.40%	25.38% to 25.57%
2008	99	$16.43 to $16.58	$1,632	2.56%	1.30%	to	1.40%	-43.54% to -43.53%
2007	143	$29.10 to $29.36	$4,155	1.72%	1.30%	to	1.40%	11.88% to 11.98%
2006	223	$26.01 to $26.22	$5,820	2.34%	1.30%	to	1.40%	27.63% to 27.78%
2005	372	$20.38 to $20.52	$7,583	2.70%	1.30%	to	1.40%	7.94% to 8.00%

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class I
2009	334	$7.92	to	$15.76	$2,735	0.24%	1.30%	to	1.40%	39.44%	to	39.59%
2008	402	$5.68	to	$11.29	$2,355	-	1.30%	to	1.40%	-38.53%	to	-38.44%
2007	532	$9.24	to	$18.34	$5,063	-	1.30%	to	1.40%	24.03%	to	24.09%
2006	755	$7.45	to	$14.78	$5,787	-	1.30%	to	1.40%	6.28%	to	6.41%
2005	1,005	$7.01	to	$13.89	$7,215	-	1.30%	to	1.40%	8.85%	to	8.94%
ING SmallCap Opportunities Portfolio - Class I
2009	93	$17.93	to	$26.34	$2,306	-	1.30%	to	1.40%	29.24%	to	29.37%
2008	110	$13.86	to	$20.38	$2,097	-	1.30%	to	1.40%	-35.40%	to	-35.32%
2007	135	$21.43	to	$31.55	$4,014	-	1.30%	to	1.40%	8.53%	to	8.62%
2006	190	$19.73	to	$29.07	$5,251	-	1.30%	to	1.40%	11.04%	to	11.09%
2005	252	$17.76	to	$26.18	$6,336	-	1.30%	to	1.40%	7.60%	to	7.70%
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2009	24	$10.47	to	$11.88	$282	1.83%	1.30%	to	1.40%	29.69%	to	29.74%
2008	29	$8.07	to	$9.16	$263	2.11%	1.30%	to	1.40%	-40.33%	to	-40.27%
2007	33	$13.51	to	$15.35	$494	-	1.30%	to	1.40%	6.15%	to	6.21%
2006	36	$12.72	to	$14.46	$519	0.17%	1.30%	to	1.40%	12.09%	to	12.27%
2005	48	$11.33	to	$12.90	$620	-	1.30%	to	1.40%	4.42%	to	5.39%

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SELECT VARIABLE ACCOUNT
Notes to Financial Statements

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
(f)	As prior contracts were replaced in 2006, other data is not meaningful and is therefore not presented.
A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

*	Includes units for annuity contracts in payouts beginning in 2006.

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company For the years ended December 31, 2009, 2008 and 2007 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY Financial Statements – Statutory Basis December 31, 2009 Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2009 and 2008	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2009,
2008 and 2007	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2009, 2008 and 2007	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2009,
2008 and 2007	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2009 and 2008, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for loan-backed and structured securities and income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia April 1, 2010

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2009	2008
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$ 11,921,786	$ 13,389,937
Preferred stocks	48,516	111,545
Common stocks	60,112	63,967
Subsidiaries	322,591	267,611
Mortgage loans	2,225,989	2,492,588
Real estate:
Properties occupied by the company	9,601	9,519
Properties held for the production of income	7,660	7,673
Contract loans	682,630	690,229
Other invested assets	1,092,726	1,068,202
Cash and short term investments	1,331,064	156,896
Total cash and invested assets	17,702,675	18,258,167
Deferred and uncollected premiums, less loading (2009-$59,523; 2008-$34,078)	(67,517)	(376,766)
Accrued investment income	204,675	185,410
Reinsurance balances recoverable	297,515	184,426
Indebtedness from related parties	57,305	241,749
Net deferred tax asset	222,437	127,427
Separate account assets	2,227,830	1,920,676
Other assets	28,385	22,791
Total admitted assets	$ 20,673,305	$ 20,563,880

The accompanying notes are an integral part of these financial statements.
3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2009	2008
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,868,745	$ 12,535,786
Accident and health reserves	936,352	1,119,012
Deposit type contracts	655,939	633,472
Policyholders’ funds	1,671	1,150
Dividends payable	11,240	13,745
Policy and contract claims	123,837	215,745
Total policy and contract liabilities	14,597,784	14,518,910

Accounts payable and accrued expenses	141,510	146,375
Reinsurance balances	1,161,020	363,874
Current federal income taxes payable (including $70,722 and
$10,592 on realized capital gains (losses) at December 31,
2009 and 2008, respectively)	19,907	10,936
Indebtedness to related parties	48,476	142,015
Contingency reserve	40,063	40,226
Asset valuation reserve	19,014	65,691
Borrowed money	-	705,019
Net transfers from separate accounts	(95,033)	(76,412)
Other liabilities	322,424	653,262
Separate account liabilities	2,227,830	1,920,676
Total liabilities	18,482,995	18,490,572

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	94,219	9,710
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,957,125	1,957,125
Unassigned surplus	36,466	3,973
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,190,310	2,073,308
Total liabilities and capital and surplus	$ 20,673,305	$ 20,563,880

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 566,262	$ 2,305,966	$ 1,970,191
Considerations for supplementary contracts with life contingencies	3,638	2,683	2,022
Net investment income	866,422	880,893	958,383
Amortization of interest maintenance reserve	(17,585)	(7,479)	(598)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	1,158,218	258,258	1,015,902
Other revenue	123,358	133,539	148,941
Total premiums and other revenues	2,700,313	3,573,860	4,094,841
Benefits paid or provided:
Death benefits	128,184	742,637	943,659
Annuity benefits	99,855	110,171	110,050
Surrender benefits and withdrawals	1,162,628	1,610,260	1,847,038
Interest on policy or contract funds	25,458	31,896	28,364
Accident and health benefits	143,838	543,348	579,121
Other benefits	7,922	8,521	7,403
Increase (decrease) in life, annuity and accident and health reserves	158,125	(174,081)	(121,592)
Net transfers from separate accounts	(136,163)	(239,177)	(386,445)
Total benefits paid or provided	1,589,847	2,633,575	3,007,598
Insurance expenses and other deductions:
Commissions	436,865	475,591	392,398
General expenses	381,780	439,337	401,062
Insurance taxes, licenses and fees	57,891	59,482	51,412
Other (additions) deductions	(4,732)	17,033	(36,436)
Total insurance expenses and other deductions	871,804	991,443	808,436
Gain (loss) from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	238,662	(51,158)	278,807

Dividends to policyholders	14,704	17,316	18,500
Gain (loss) from operations before federal income taxes
and net realized capital (losses) gains	223,958	(68,474)	260,307

Federal income tax expense (benefit)	119,396	(111,875)	110,413
Gain from operations before net realized capital (losses) gains	104,562	43,401	149,894
Net realized capital (losses) gains	(197,058)	(168,608)	3,156
Net (loss) income	$ (92,496)	$ (125,207)	$ 153,050

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500	$ 2,500

Preferred stock:
Balance at beginning and end of year	$ 100	$ 100	$ 100

Special surplus funds:
Balance at beginning of year	$ 9,710	$ -	$ -
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	9,710	-
Admitted deferred tax asset per SSAP 10R	85,203	-	-
Balance at end of year	$ 94,219	$ 9,710	$ -

Surplus note:
Balance at beginning and end of year	$ 100,000	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 1,957,125	$ 1,767,125	$ 1,672,125
Capital contributions	-	190,000	95,000
Balance at end of year	$ 1,957,125	$ 1,957,125	$ 1,767,125

Unassigned surplus:
Balance at beginning of year	$ 3,973	$ 456,307	$ 548,834
Net (loss) income	(92,496)	(125,207)	153,050
Change in net unrealized capital gains (losses)	14,887	(319,121)	(175,577)
Change in nonadmitted assets	(89,906)	(129,114)	(71,572)
Change in liability for reinsurance in unauthorized companies	21,650	(1,744)	(6,733)
Change in reserve due to change in valuation bases	7,483	-	-
Change in asset valuation reserve	46,677	95,124	(25,549)
Other changes in surplus in separate account statement	-	-	1,209
Cumulative effect of change in accounting principle	(8,570)	-	-
Change in net deferred income tax	64,737	44,616	47,184
Deferred gain on reinsurance of existing business	72,773	-	30,049
Change in surplus as a result of reinsurance	(6,916)	(5,253)	(46,376)
Reclass of gain on sale/leaseback of home property to special surplus	694	(9,710)	-
Dividends to stockholder	-	-	-
Additional minimum pension liability	1,480	(1,925)	1,788
Balance at end of year	$ 36,466	$ 3,973	$ 456,307

Preferred capital stock held in treasury	(100)	(100)	(100)
Total capital and surplus	$ 2,190,310	$ 2,073,308	$ 2,325,932

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 368,000	$ 2,775,447	$ 2,003,357
Net investment income received	1,011,418	957,129	1,026,284
Commissions and expenses paid	(943,219)	(933,585)	(821,882)
Benefits paid	(1,719,787)	(3,188,156)	(3,557,172)
Net transfers from separate accounts	105,195	301,344	396,242
Dividends paid to policyholders	(17,205)	(18,135)	(18,121)
Federal income taxes (paid) recovered	(38,765)	22,338	(54,150)
Miscellaneous income	1,203,854	373,850	1,168,680
Net cash (used in) provided by operations	(30,509)	290,232	143,238

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	3,552,257	4,597,269	7,865,334
Stocks	119,717	159,496	58,279
Mortgage loans	311,118	352,074	343,501
Real estate	-	118,909	2,601
Other invested assets	185,529	11,837,282	11,993,637
Net gain on cash and short term investments	218	102	2,652
Miscellaneous proceeds	63,998	138,501	84,663
Total investment proceeds	4,232,837	17,203,633	20,350,667

Cost of investments acquired:
Bonds	2,995,079	4,635,762	8,222,389
Stocks	135,067	210,573	34,701
Mortgage loans	56,558	431,080	620,696
Real estate	650	-	1,978
Other invested assets	179,091	11,963,019	12,231,320
Miscellaneous applications	173,167	133,726	48,657
Total cost of investments acquired	3,539,612	17,374,160	21,159,741

Net increase (decrease) in contract loans	7,599	(7,011)	(9,088)
Net cash provided by (used in) investment activities	700,824	(177,538)	(818,162)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	190,000	-	95,000
Borrowed money	(703,908)	93,069	46,069
Net deposits (withdrawals) on deposit type contracts	22,467	(185,448)	208,675
Dividends paid to stockholder	-	-	-
Funds received from reinsurance	751,845	-	-
Other cash provided (used)	243,449	(49,301)	169,821
Net cash provided by (used in) financing and miscellaneous activities	503,853	(141,680)	519,565
Net increase (decrease) in cash and short term investments	1,174,168	(28,986)	(155,359)
Cash and short term investments:
Beginning of year	156,896	185,882	341,241
End of year	$ 1,331,064	$ 156,896	$ 185,882

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 43R, Loan-backed and Structured Securities (“SSAP 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the

8

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $8.8, total liabilities of $0.2, and capital and surplus of $8.6. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes (“SSAP 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $85.2. This adoption had no impact to net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and AG39 – Living Benefits) with a stochastic principles-based methodology AG43 for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were lower than reserves calculated under AG34 and AG39 by $2.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. Since reserves under AG43 were lower that the previous methodology, the Company did not elect the grade-in provision and reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

9

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Reclassifications

Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2009 financial statement presentation. These reclassifications reflect presentational differences on both the Balance Sheets and Statement of Operations. There were no changes to total capital and surplus or net income. A reconciliation of the more significant presentational differences for 2008 and 2007 balances is as follows:

	2008 Balance per Audited		2008 Balance per Audited
	Financial Statements	Amount	Financial Statements
	December 31, 2008	Reclassified	December 31, 2009
		(In Thousands)
Admitted Assets
Reinsurance balances recoverable	$ 185,418	$ (992)	$ 184,426
Other Assets	21,799	992	22,791

Liabilities
Accounts payable and accrued expenses	204,884	(58,509)	146,375
Reinsurance balances due	298,366	65,508	363,874
Other liabilities	660,261	(6,999)	653,262

Statement of Operations
Net investment income	878,335	2,558	880,893
Other revenue	136,097	(2,558)	133,539

Capital and Surplus
Special surplus funds	-	9,710	9,710
Unassigned funds	13,683	(9,710)	3,973

	2007 Balance per Audited		2007 Balance per Audited
	Financial Statements	Amount	Financial Statements
	December 31, 2007	Reclassified	December 31, 2009
		(In Thousands)
Statement of Operations
Net investment income	$ 950,685	$ 7,698	$ 958,383
Other revenue	156,639	(7,698)	148,941

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

10

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operation in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of SSAP 43R, management determines whether it has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

When an OTTI is recorded because there is intent to sell or the holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the IMR and the non-interest related portion shall be recorded through the AVR.

For these structured securities in periods prior the adoption of SSAP 43R, management compared the undiscounted projected future cash flows to the carrying value and an OTTI was considered to have occurred when the undiscounted cash flows were less than the carrying value.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

11

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

SSAP No. 31, Derivative Instruments (“SSAP 31”) applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities

(“SSAP 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is negative and as such is reported as a component of other assets and completely nonadmitted in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income or bifurcated to other comprehensive income as appropriate.

12

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an

13

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

14

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP 10R and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP 10. SSAP 10R also requires the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus and are recorded in other invested assets on the Balance Sheet. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $219.3 as of December 31, 2009) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

15

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at fair value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

  Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

16

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

  Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP 86 permissible investments using the derivative in conjunction with other investments.

  Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.
  Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).
  Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.
  Futures: The Company utilizes futures contracts in an anticipatory hedging program to hedge the effects of changes in interest rates related to commitments for future purchases of bonds.
  Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital.
  Options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net

17

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

assets, and the Company’s non-insurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Mortgage loans are reported at amortized cost, less writedown for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company engages in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities of one year or less at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

18

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2009.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $126.7 billion and $94.5 billion at December 31, 2009 and 2008, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $786.4 and $797.4 at December 31, 2009 and 2008, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such

19

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 11.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $14.7, $17.3 and $18.5 was incurred in 2009, 2008 and 2007, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2009	2008
	(In Thousands)
Subsidiaries	$ 1,589	$ 7,250
Deferred and uncollected premium	9,687	7,396
Net deferred tax asset	296,922	330,797
Electronic data processing equipment and software	60	26,067
Furniture and equipment	109	617
Health care and other amounts receivable	9,095	8,954
Interest maintenance reserve	140,411	49,080
Other invested assets	12,927	21,284
Other	5,041	19,694
Total nonadmitted assets	$ 475,841	$ 471,139

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

20

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2009. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2009.

Guaranteed Benefits: For variable annuity guarantees, AG43 is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and 39 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and AG39. Therefore, there was no cumulative effect of adopting AG43 in 2009. Where the application of AG43 produces higher reserves that the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. The Company did not elect the grade-in provision, therefore reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $25.3 and $26.0 at December 31, 2009 and 2008, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

21

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2009, 2008, and 2007, the Company had no such permitted accounting practices.

22

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2009:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 1,293,951	$ 14,120	$ 96,117	$ 1,211,954
States, municipalities, and political
subdivisions	64,975	177	8,346	56,806
Foreign other (par value - $2,106,735)	2,054,276	75,863	61,050	2,069,089
Foreign government (par value - $62,139)	59,772	6,243	1,030	64,985
Public utilities securities	78,958	3,886	320	82,524
Corporate securities	5,019,689	194,532	100,318	5,113,903
Residential mortgage backed securities	1,737,197	313,661	206,883	1,843,975
Commercial mortgage backed
securities	1,376,053	5,879	246,964	1,134,968
Other asset backed securities	269,419	7,795	24,237	252,977
Total fixed maturities	11,954,290	622,156	745,265	11,831,181
Preferred stocks	51,317	1,984	6,474	46,827
Common stocks	60,858	3,755	4,501	60,112
Total equity securities	112,175	5,739	10,975	106,939
Total	$ 12,066,465	$ 627,895	$ 756,240	$ 11,938,120

At December 31, 2008:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 1,068,759	$ 74,902	$ 3,938	$ 1,139,723
States, municipalities, and political
subdivisions	46,565	115	15,036	31,644
Foreign other (par value - $2,083,193)	2,033,644	10,325	319,820	1,724,149
Foreign government (par value - $93,729)	85,971	10,976	3,391	93,556
Public utilities securities	99,188	538	9,639	90,087
Corporate securities	4,671,021	41,111	623,851	4,088,281
Residential backed securities	2,921,729	185,723	489,633	2,617,819
Commercial mortgage backed
securities	1,599,126	4	564,006	1,035,124
Other asset backed securities	868,668	1,019	210,274	659,413
Total fixed maturities	13,394,671	324,713	2,239,588	11,479,796
Preferred stocks	111,545	-	40,100	71,445
Common stocks	73,514	377	9,924	63,967
Total equity securities	185,059	377	50,024	135,412
Total	$ 13,579,730	$ 325,090	$ 2,289,612	$ 11,615,208

23

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2009	2008
	(In Thousands)
Amortized cost	$ 11,954,290	$ 13,394,671
Adjustment for below investment grade bonds	(32,504)	(4,734)
Carrying value	$ 11,921,786	$ 13,389,937

Reconciliation of preferred stock from amortized cost to carrying value is as follows:

	December 31
	2009	2008
	(In Thousands)
Amortized cost	$ 51,317	$ 111,545
Adjustment for below investment grade PS	(2,801)	-
Carrying value	$ 48,516	$ 111,545

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
	(In Thousands)
At December 31, 2009:
Fair value	$ 1,802,942	$ 330,775	$ 2,258,189	$ 4,391,906
Unrealized loss	96,352	60,461	588,452	745,265

At December 31, 2008:
Fair value	$ 1,388,492	$ 2,551,612	$ 3,918,877	7,858,981
Unrealized loss	95,419	478,086	1,666,083	2,239,588

The amortized cost and fair value of investments in bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 350,136	$ 357,365
Due after 1 year through 5 years	2,109,813	2,197,542
Due after 5 years through 10 years	2,506,209	2,564,287
Due after 10 years	3,605,463	3,480,067
	8,571,621	8,599,261
Residential mortgage backed securities	1,737,197	1,843,975
Commercial mortgage backed securities	1,376,053	1,134,968
Other asset backed securities	269,419	252,977
Total	$ 11,954,290	$ 11,831,181

24

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

At December 31, 2009 and 2008, investments in certificates of deposit and bonds with an admitted asset value of $181.1 and $94.7, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. Commencing in the fourth quarter of 2007, the Company expanded its definition of Alt-A loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. Further, during the fourth quarter of 2007, the industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

The market for securities collateralized by subprime mortgages has been in a period of extended turbulence and uncertainty with regards to credit performance. Underlying collateral has continued to reflect the problems associated with a housing market that has seen substantial price declines and an employment market that has declined significantly. Credit spreads have widened meaningfully and rating agency downgrades have been widespread an severe within the sector. Over the course of 2009, price transparency and liquidity for bonds backed by subprime mortgages did improve with the stabilization across broader risk markets. In managing its risk exposure to subprime mortgages, ING takes into account collateral performance and structural characteristics associated with its various positions. It constructs scenarios to project forward looking cashflows for each bond. ING’s views are updated quarterly to ensure other than temporary impairments are properly recorded and attempts to exit positions when perceived intrinsic values are in excess of market values.

25

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2009:

Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
(In Thousands)

Residential mortgage
backed securities	$ 137,910	$ 135,517	$ 106,994	$ 16,220

Structured Securities	223,477	206,740	144,885	9,724
Total	$ 361,387	$ 342,257	$ 251,879	$ 25,944

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2008:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
Residential mortgage
backed securities	$ 856,376	$ 845,639	$ 546,723	$ 6,250

Structured securities	255,389	256,259	165,493	8,176
Total	$ 1,111,765	$ 1,101,898	$ 712,216	$ 14,426

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2007:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
Residential mortgage
backed securities	$ 974,100	$ 969,954	$ 958,770	$ 280

Structured securities	309,153	309,232	282,868	5,911
Total	$ 1,283,253	$ 1,279,186	$ 1,241,638	$ 6,191

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2009.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of approximately $665 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as an invested asset and is reported in other invested assets on the Balance Sheet. The amount of the obligation as of December 31, 2009 was $526.3.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written

27

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company recorded a realized loss of $43.0 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans and Real Estate

The maximum and minimum lending rates for long term mortgage loans during 2009 were 7.5% and 7.3%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 65.0% on commercial properties. As of December 31, 2009 and 2008, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2009 and 2008.

The average recorded investment in impaired loans was $15.5, $1.5 and $4.3 at December 31, 2009, 2008, and 2007, respectively. Interest income recognized during the period the loans were impaired was $1.6, $0.2, and $0.5 and interest income recognized on a cash basis was $1.2, $0.2, and $0.5 for 2009, 2008 and 2007, respectively.

The Company recorded $12.9 and $1.0 of impairments on loans without an allowance for credit losses, as of December 31, 2009 and 2008, respectively.

There were no encumbrances on real estate at December 31, 2009 and 2008, respectively.

28

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

		December 31
	2009	2008	2007
	(In Thousands)
Realized capital losses	$ (376,696)	$ (206,383)	$ (3,444)
Amount transferred to IMR (net of related taxes
of $(58,647) in 2009, $(26,044) in 2008
and $(8,404) in 2007	108,916	48,367	15,608
Federal income tax benefit (expense)	70,722	(10,592)	(9,008)
Net realized capital (losses) gains	$ (197,058)	$ (168,608)	$ 3,156

Realized capital losses include losses of $252.8, $209.6, and $27.9 related to securities that have experienced an other than temporary decline in value in 2009, 2008, and 2007, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2.7 billion, $2.1 billion and $4.5 billion in 2009, 2008 and 2007, respectively. Gross gains of $133.7, $35.2, and $44.4 and gross losses of $134.7, $82.5, and $53.2 during 2009, 2008 and 2007, respectively, were realized on those sales. A portion of the gains and losses realized in 2009, 2008, and 2007 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R:

	Amortized Cost Basis	Other-than-Temporary Impairments
	Before OTTI	Interest	Non-interest	Fair Value
	(In Thousands)
Aggregate intent to sell	$ 112,447	$ 81,788 $	-	$ 30,659
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Aggregate present value of expected
cash flows below amortized cost	194,828	-	41,576	105,667
Total	$ 307,275	$ 81,788 $	41,576	$ 136,326

29

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R:

	Amortized Cost
	Before Current	Recognized	Amortized Cost
Cusip	Period OTTI	OTTI	After OTTI	Fair Value
		(In Thousands)
07378RAB5	$ 2,821	$ 175	$ 2,646	$ 1,870
1248MGAK0	503	121	382	215
1248MGAL8	2,000	428	1,572	788
12668BUH4	4,204	362	3,842	2,233
17311YAC7	2,000	171	1,829	744
38374L2N0	378	62	316	404
38374U3J8	1,508	358	1,150	1,379
38374VVS5	10,175	526	9,649	9,393
751155BE1	633	16	617	501
83612LAD1	1,500	17	1,483	595
939346AB8	2,394	548	1,846	938
94985JCD0	4,911	143	4,768	3,258
02147RAF7	497	22	475	418
059487AA6	1,063	37	1,026	525
059496AC3	5,129	192	4,938	3,135
05950LAY8	498	293	205	406
07378RAB5	2,511	838	1,673	2,217
073882AC6	6,559	333	6,226	4,534
1248MGAK0	381	16	364	230
1248MGAL8	1,566	69	1,497	894
126685AM8	106	3	103	30

30

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

(Table continued from previous page)
	Amortized Cost
	Before Current	Recognized	Amortized Cost
Cusip	Period OTTI	OTTI	After OTTI	Fair Value
	(In Thousands)
362341S59	$ 3,433	$ 636	$ 2,798	$ 2,734
12668BKM4	1,354	23	1,331	1,092
17307GL89	2,308	85	2,223	1,724
17311YAC7	1,826	53	1,773	729
31394A2W5	4,856	1,218	3,638	3,726
31394A4U7	2,531	626	1,905	1,391
31394AE44	1,988	500	1,488	1,293
31394AJ72	1,806	465	1,341	1,198
31394ANQ5	1,095	239	856	765
31394ANR3	5,314	1,464	3,850	3,234
31394AZQ2	1,717	448	1,270	1,020
31394AZS8	1,410	372	1,038	920
31394EBD9	184	48	136	184
31395CFD8	3,802	995	2,807	2,392
31395LNW7	1,930	200	1,730	1,970
32052NAF6	144	26	118	114
36298NAZ7	37,772	1,173	36,599	23,607
46629QAD8	3,700	65	3,635	1,923
46629QAE6	3,387	214	3,174	1,237
55312YAJ1	15,057	9,692	5,365	2,638
55312YAK8	14,053	12,251	1,802	1,716
751155BE1	616	338	278	396
75970HAK6	1,250	955	295	170
75970QAF7	10,486	603	9,883	5,178
759950HB7	2,167	1,861	305	252
761118VY1	765	52	714	386
83612LAD1	1,483	248	1,234	586
92925DAA8	1,849	144	1,705	1,035
93362YAA0	3,296	288	3,009	1,565
933635AA2	1,288	113	1,175	698
933638AC2	688	185	503	223
93363CAD1	1,171	565	607	271
939344AB3	14	4	10	26
939344AD9	12	-	12	29
93934FGJ5	623	8	615	475
93934FPP1	1,629	149	1,480	495
93934FQQ8	241	13	229	188
939355BR3	4,050	477	3,573	2,073
93935DAA4	1,642	36	1,606	997
93935EAC8	554	14	540	310
Total	$ 194,828	$ 41,576	$ 153,257	$ 105,667

31

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R where the Company does not have the intent or ability to hold the security to recovery:

	Amortized Cost
	Before Current		Amortized Cost
Cusip	Period OTTI	Recognized OTTI	After OTTI	Fair Value
05950VAL4	$ 1,505	$ 1,306	$ 199	$ 199
20173MAN0	4,053	3,680	373	373
362332AM0	4,013	3,632	382	382
46629PAJ7	14,979	12,374	2,605	2,605
46629PAR9	36,023	20,545	15,477	15,477
46629PAS7	17,038	13,301	3,737	3,737
46629PAU2	7,714	6,278	1,436	1,436
46630JAP4	22,052	16,195	5,857	5,857
46630JBG3	5,070	4,477	593	593
Total	$ 112,447	$ 81,788	$ 30,659	$ 30,659

The following table discloses structured securities subject to SSAP 43R with book values greater than fair values, but other-than-temporary declines have not been recognized:

	December 31, 2009

		Aggregate fair value of
	Aggregate amount of	investments in
	unrealized losses	unrealized loss position
	(in thousands)

Securities that have been in unrealized loss position
for less than 12 months	$ 73,677	573,015
Securities that have been in unrealized loss position
for greater than 12 months	404,407	956,375
Total	$ 478,084 $	1,529,390

For the years ended December 31, 2009, 2008, and 2007, realized capital losses include $32.5, $44.5, and $5.4, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

32

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Income:
Subsidiaries	$ -	$ -	$ 22,049
Equity securities	6,827	9,749	9,451
Bonds	847,076	859,407	798,871
Mortgage loans	140,277	158,451	142,591
Derivatives	(114,792)	(145,900)	(4,188)
Contract loans	40,482	40,359	40,440
Real estate	2,583	2,675	20,422
Other	(14,308)	35,897	42,594
Total investment income	908,145	960,638	1,072,230
Investment expenses	(41,723)	(79,745)	(113,847)
Net investment income	$ 866,422	$ 880,893	$ 958,383

Repurchase Agreements

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The repurchase obligation totaled $0.0 and $126.8 at December 31, 2009 and 2008, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $0.0 and $126.2 and fair value of $0.0 and $128.4 at December 31, 2009 and 2008, respectively. The primary risk associated with short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2009. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal based on counterparty and ongoing monitoring processes.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are used for general liquidity purposes. As of December 31, 2009 and 2008, the amount outstanding on these agreements was $0.0 and $339.1, respectively, and was included in borrowed money on the Balance Sheets. The securities underlying these agreements are mortgage backed securities with a book value of $0.0 and $377.7 and fair value of $0.0 and $383.1 at December 31, 2009 and 2008, respectively. In addition to the repurchase obligation, the Company holds $0.0 in collateral posted by the counterparty in connection with the increase in value of pledged securities that will be released upon settlement.

33

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

Low-Income Housing Tax Credits

The Company had a carrying value of $141.1 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2009. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $88.4 and $167.6 at December 31, 2009 and 2008, respectively.

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may

34

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $2.2 and $2.4 of collateral in the form of cash, for years ended December 31, 2009 and 2008.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2009 and 2008:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2009
Derivative contracts:
Swaps	$ 5,742,216	$ (67,965)	$ (156,967)
Forwards	40,831	(142)	(142)
Options owned	43,630	3,035	3,035
Total derivatives	$ 5,826,677	$ (65,072)	$ (154,074)

December 31, 2008
Derivative contracts:
Swaps	$ 6,698,322	$ (120,089)	$ (214,238)
Forwards	206,279	2,032	2,075
Futures	280,323	(7,088)	(7,088)
Options owned	1,720,243	4,093	4,093
Total derivatives	$ 8,905,167	$ (121,052)	$ (215,158)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $997.7 and $897.7 and an aggregate market value of $870.9 and $681.2 at December 31, 2009 and 2008, respectively. Those holdings amounted to 8.4% of the Company’s investments in bonds and 5.4% of total admitted assets at December 31, 2009. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $1.1 billion and $145.7 with an aggregate NAIC fair value of $1.0 billion and $127.4 at December 31, 2009 and 2008, respectively. The carrying value of these holdings amounted to 9.5% of the Company’s investment in bonds and 6.1% of the Company’s total admitted assets at December 31, 2009.

At December 31, 2009, the Company’s commercial mortgages involved a concentration of properties located in California (28.8%) and Texas (9.8%). The remaining commercial mortgages relate to properties located in 42 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has

35

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

first mortgage liens. The maximum mortgage outstanding on any individual property is $75.0.

6. Annuity Reserves

At December 31, 2009 and 2008, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2009
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 165,876	1.6%
At book value less surrender charge	996,897	9.7
At fair value	978,687	9.5
Subtotal	2,141,460	20.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,380,348	71.7
Not subject to discretionary withdrawal	764,575	7.4
Total annuity reserves and deposit fund liabilities
before reinsurance	10,286,383	100.0%
Less reinsurance ceded	40,018
Net annuity reserves and deposit fund liabilities	$ 10,246,365

December 31, 2008
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 177,484	1.8%
At book value less surrender charge	1,155,575	11.6
At fair value	848,041	8.5
Subtotal	2,181,100	21.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,955,720	69.9
Not subject to discretionary withdrawal	817,098	8.2
Total annuity reserves and deposit fund liabilities
before reinsurance	9,953,918	100.0%
Less reinsurance ceded	10,777
Net annuity reserves and deposit fund liabilities	$ 9,943,141

Of the total net annuity reserves and deposit fund liabilities of $10.3 billion at December 31, 2009, $9.2 billion is included in the general account, and $1.1 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $9.9 billion at December 31, 2008, $8.9 billion is included in the general account, and $1.0 billion is included in the separate account.

36

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired by December 31, 2008 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $15.3, $7.2 and $7.8 for 2009, 2008 and 2007, respectively. ING North America is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.3, $7.2 and $7.0 for 2009, 2008 and 2007, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant

37

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (RDS) that was being shared with retirees and beneficiaries. The 2010 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.0.

38

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2009	2008	2007	2009	2008	2007
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 33,397	$ 31,497	$ 33,751	$ 20,140	$ 22,102	$ 24,627
Service cost	-	-	-	545	-	750
Interest cost	1,896	1,954	1,907	904	1,223	1,392
Contribution by plan participants	-	-	-	1,089	1,999	1,583
Actuarial (gain) loss	(268)	2,853	(1,252)	(3,940)	(1,504)	(2,532)
Benefits paid	(2,944)	(2,907)	(2,909)	(2,199)	(3,680)	(3,718)
Plan amendments	-	-	-	(6,884)	-	-
Curtailment	(20)	-	-	855	-	-
Benefit obligation at end of year	$ 32,061	$ 33,397	$ 31,497	$ 10,510	$ 20,140	$ 22,102

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -	$ -	$ -
Employer contributions	2,944	2,907	2,909	1,110	1,681	2,134
Plan participants' contributions	-	-	-	1,089	1,999	1,583
Benefits paid	(2,944)	(2,907)	(2,909)	(2,199)	(3,680)	(3,718)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -	$ -	$ (1)

Funded status	$(32,061)	$ (33,397)	$ (31,497)	$ (10,510)	$(20,140)	$(22,102)
Unamortized prior service credit	(9)	(16)	(21)	(8,768)	(2,445)	(2,378)
Unrecognized net (loss) gains	10,017	11,504	9,587	(3,548)	(538)	1,291
Remaining net transition obligation	9,238	13,755	14,856	-	-	-
Total funded status	$(12,815)	$ (8,154)	$ (7,075)	$ (22,826)	$(23,123)	$(23,189)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(32,057)	$ (33,393)	$ (31,490)	$ (22,826)	$(23,123)	$(23,189)
Intangible assets	9,238	13,755	14,856	-	-	-
Unassigned surplus - minimum
pension liability	10,004	11,484	9,559	-	-	-
Net amount recognized	$(12,815)	$ (8,154)	$ (7,075)	$ (22,826)	$(23,123)	$(23,189)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ -	$ 545	$ -	$ 750
Interest cost	1,896	1,954	1,907	904	1,223	1,392
Amount of unrecognized gains (losses)	1,198	890	580	(75)	-	137
Amount of prior service cost recognized	(4)	(5)	(5)	(153)	68	67
Amortization of unrecognized transition
obligation to transition asset	1,005	1,146	1,146	-	-	-
Amount of recognized gain or (loss)
due to a settlement or curtailment	3,510	-	-	(408)	-	-
Total net periodic benefit cost	$ 7,605	$ 3,985	$ 3,628	$ 813	$ 1,291	$ 2,346

Benefit obligation for nonvested employees	$ -	$ -	$ -	$ -	$ 1,925	$ 1,431

Accumulated benefit obligation
for vested participants	$ 32,057	$ 33,393	$ 31,490	$ 10,510	$ 20,140	$ 21,775

39

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2009, 2008 and 2007 were as follows:

	2009	2008	2007
Weighted average discount rate	6.0%	6.0%	6.5%
Rate of increase in compensation level	1.5%	4.0%	4.2%

For 2009 expense, the Company used the assumptions used in determining 2008 year-end liabilities, For 2008 expense, the Company used the assumptions used in determining 2007 year-end liabilities. For 2007 expense, the company used 5.9% for the weighted average discount rate and 4.0% for the rate of increase in compensation level.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.8%, decreasing gradually to 6.0% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2009 by $0.2. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2009 by $0.2.

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits
(In Thousands)
2010	$ 4,382
2011	4,269
2012	4,017
2013	3,877
2014	3,643
Thereafter	16,185

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2010 future expected contribution is $4.4.

The measurement date used for postretirement benefits is December 31, 2009.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

40

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	Equal to 4%	Accounts	Total
(In Thousands)
December 31, 2009
Premium, consideration or deposits for the year	$ (1,016)	$ 217,172	$ 216,156

Reserves for separate accounts with assets at:
Fair value	$ 112,407	$ 2,015,405	$ 2,127,812
Amortized cost	-	-	-
Total reserves	$ 112,407	$ 2,015,405	$ 2,127,812

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 112,407	$ -	$ 112,407
At market value	-	2,012,459	2,012,459
Subtotal	112,407	2,012,459	2,124,866
Not subject to discretionary withdrawal	-	2,946	2,946
Total separate account liabilities	$ 112,407	$ 2,015,405	$ 2,127,812

December 31, 2008
Premium, consideration or deposits for the year	$ 1,091	$ 270,608	$ 271,699

Reserves for separate accounts with assets at:
Fair value	$ 124,315	$ 1,719,949	$ 1,844,264
Amortized cost	-	-	-
Total reserves	$ 124,315	$ 1,719,949	$ 1,844,264

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 124,315	$ -	$ 124,315
At market value	-	1,709,823	1,709,823
Subtotal	124,315	1,709,823	1,834,138
Not subject to discretionary withdrawal	-	10,126	10,126
Total separate account liabilities	$ 124,315	$ 1,719,949	$ 1,844,264

41

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 216,156	$ 271,699	$ 328,909
Transfers from separate accounts	(352,319)	(510,876)	(715,354)
Transfers as reported in the statements of operations	$ (136,163)	$ (239,177)	$ (386,445)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2009 and 2008 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)
(In Thousands)
December 31, 2009
Separate Account Liability	$ 1,005,801
Gross amount of reserve	10,133
Reinsurance reserve credit	-

December 31, 2008
Separate Account Liability	$ 815,336
Gross amount of reserve	8,286
Reinsurance reserve credit	-

42

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

ALICA Holdings, Inc.
Australia Retirement Services Holding, LLC
Bancnorth Investment Group, Inc.
Branson Insurance Agency, Inc.
Compulife Investor Services, Inc.
Compulife, Inc.
Directed Services, LLC
Financial Network Investment Corporation
Financial Network Investment Corporation of Puerto Rico, Inc.
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services, Inc.
FNI International, Inc.
ING Furman Selz (SBIC) Investments LLC
Furman Selz Investments, LLC
Guaranty Brokerage Services, Inc.
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING America Insurance Holdings, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING Brokers Network, LLC
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Distributor, LLC
ING Funds Services, LLC
ING Ghent Asset Management, LLC
ING Institutional Plan Services, LLC
ING Insurance Agency of Texas, Inc.
ING Insurance Agency, Inc.
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC

ING Investment Management Co.
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pilgrim Funding, Inc.
ING Pomona Holdings LLC
ING Retail Holding Company, Inc.
ING Services Holding Company, Inc.
ING USA Annuity and Life Insurance Company
ING Wealth Solutions, LLC
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
MFSC Insurance Agency of Nevada, Inc.
MFSC Insurance Services, Inc.
Midwestern United Life Insurance Company
Multi-Financial Group, LLC
Multi-Financial Securities Corporation
Pomona Management LLC
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Alabama, Inc.
PrimeVest Insurance Agency of Nevada, Inc.
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
PrimeVest Insurance Agency of Oklahoma, Inc.
PrimeVest Insurance Agency of Texas, Inc.
PrimeVest Insurance Agency of Wyoming, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Security Life Assignment Corp.
Security Life of Denver Life Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

43

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Federal tax expense (benefit) on operations	$ 119,396	(111,875)	110,413
Federal tax (benefit) expense on capital gains and (losses)	(70,722)	10,592	9,008
Total current tax expense (benefit) incurred	$ 48,674	$ (101,283) $	119,421

The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.

The net decrease in total deferred tax assets that were nonadmitted including the tax valuation allowance was $33.9, for 2009.

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP 10R for the year ended December 31, 2009. The year ended December 31, 2009 election differs from the December 31, 2008 year-end reporting period.

The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP 10R:

	December 31, 2009
	Ordinary	Capital	Total
	(In Thousands)
Admitted under paragraph 10.a.	$ -	$ -	$ -
Paragraph 10.b., lesser of:
Admitted under paragraph 10.b.i	90,474	46,760	137,234
Admitted under paragraph 10.b.ii	208,468	N/A	208,468
Admitted under paragraph 10.b. (lesser of b.i. or b.ii)	90,474	46,760	137,234
Admitted under paragraph 10.c.	58,831	-	58,831
Total admitted from the application of paragraph 10.a - 10.c.	149,305	46,760	196,065

Admitted under paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Admitted under paragraph 10.e.ii.a	175,677	46,760	222,437
Admitted under paragraph 10.e.ii.b	312,702	N/A	312,702
Admitted under paragraph 10.e.ii. (lesser of e.ii.a or e.ii.b)	175,677	46,760	222,437
Admitted under paragraph 10.e.iii.	58,831	-	58,831
Total admitted from the application of paragraph 10.e.	234,508	46,760	281,268

The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application
of paragraph 10e:	85,203	-	85,203

Total admitted adjusted gross deferred tax assets	$ 234,508	$ 46,760	$ 281,268

44

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP 10R:

	December 31, 2009
	2009	2008
	(In Thousands)
Admitted under paragraph 10.a.	$ -	$ -
Paragraph 10.b., lesser of:
Admitted under paragraph 10.b.i	137,234	127,427
Admitted under paragraph 10.b.ii	208,468	191,103
Admitted under paragraph 10.b. (lesser of b.i. or b.ii)	137,234	127,427
Admitted under paragraph 10.c.	58,831	94,200
Total admitted from the application of paragraph 10.a - 10.c.	196,065	221,627

Admitted under paragraph 10.e.i.	-	-
Paragraph 10.e.ii., lesser of:
Admitted under paragraph 10.e.ii.a	222,437	-
Admitted under paragraph 10.e.ii.b	312,702	-
Admitted under paragraph 10.e.ii. (lesser of e.ii.a or e.ii.b)	222,437	-
Admitted under paragraph 10.e.iii.	58,831	-
Total admitted from the application of paragraph 10.e.	281,268	-	(b)

The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application
of paragraph 10e:	85,203	-	(b)

Total admitted adjusted gross deferred tax assets	$ 281,268	$ 221,627	(b)

(b) Admittance testing under paragraph 10.e was implemented as part of SSAP 10R effective December 31, 2009.

45

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2009
	Ordinary	Capital	Total
	(In Thousands)
Deferred tax assets resulting from differences in:
Deferred acquisition costs	$ 122,310	$ -	$ 122,310
Insurance reserves	209,359	-	209,359
Investments	4,426	117,797	122,223
Compensation and benefits	50,551	-	50,551
Nonadmitted assets and other surplus items	12,437	-	12,437
Litigation accruals	14,022	-	14,022
Cost of collection and loading	-	-	-
Unrealized losses on investments	15,170	9,260	24,430
Tax credits	3,901	-	3,901
Other	18,956	-	18,956
Total gross deferred tax assets	451,132	127,057	578,189
Valuation allowance adjustment	-	(80,297)	(80,297)
Total adjusted gross deferred tax assets	451,132	46,760	497,892
Deferred tax assets nonadmitted	(216,624)	-	(216,624)
Admitted deferred tax assets	234,508	46,760	281,268

Deferred tax liabilities resulting from differences in:
Investments	10,547	-	10,547
Deferred and uncollected premium	17,296	-	17,296
Insurance reserves	2,274	-	2,274
Cost of collection and loading	21,416	-	21,416
Other	7,298	-	7,298
Total deferred tax liabilities	58,831	-	58,831
Net admitted deferred tax asset	$ 175,677	$ 46,760	$ 222,437

46

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The change in the tax assets and deferred tax liabilities by main component are as follows:

	December 31, 2009
	2009	2008	Change
	(In Thousands)
Deferred tax assets resulting from differences in:
Deferred acquisition costs	$ 122,310	$ 123,699	$ (1,389)
Insurance reserves	209,359	183,248	26,111
Investments	122,223	70,554	51,669
Compensation and benefits	50,551	43,980	6,571
Nonadmitted assets and other surplus items	12,437	31,942	(19,505)
Litigation accruals	14,022	14,460	(438)
Cost of collection and loading	-	11,495	(11,495)
Unrealized losses on investments	24,430	31,708	(7,278)
Tax credits	3,901	14,855	(10,954)
Other	18,956	26,483	(7,527)
Total gross deferred tax assets	578,189	552,424	25,765
Valuation allowance adjustment	(80,297)	-	(80,297)
Total adjusted gross deferred tax assets	497,892	552,424	(54,532)
Deferred tax assets nonadmitted	(216,624)	(330,797)	114,173
Admitted deferred tax assets	281,268	221,627	59,641

Deferred tax liabilities resulting from differences in:
Investments	10,547	14,266	(3,719)
Deferred and uncollected premium	17,296	76,222	(58,926)
Insurance reserves	2,274	2,790	(516)
Cost of collection and loading	21,416	-	21,416
Other	7,298	922	6,376
Total deferred tax liabilities	58,831	94,200	(35,369)
Net admitted deferred tax asset	$ 222,437	$ 127,427	$ 95,010

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2009 was $80.3. The net change in the total valuation allowance adjustment for the year ended December 31, 2009 was an increase of $80.3 due to the application of SSAP 10R. The valuation allowance adjustment at 2009 is necessary as it is unlikely that the Company will realize sufficient taxable capital gain income to offset taxable capital losses.

47

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The change in net deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2009	2008	Change
	(In Thousands)
Net deferred tax asset	$ 519,358	$ 458,224	$ 61,134
Valuation allowance adjustment	(80,297)	-	(80,297)
Net adjusted deferred tax asset	439,061	458,224	(19,163)
Remove unrealized losses	24,430	31,708	(7,278)
Net tax effect without unrealized gains and losses	414,631	426,516	(11,885)

Remove other items in surplus:
Additional minimum pension liability			(518)
Current year change in nonadmitted assets			(21,988)
Unauthorized reinsurer			(2,958)
Reserve accounting method change			(2,619)

Remove current year change in valuation allowance adjustment			(80,297)
Change in deferred taxes for rate reconciliation			$ 96,495

The Company has no unrecorded tax liabilities as of December 31, 2009.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Current income taxes incurred (recoverable)	$ 48,674	$ (101,283)	$ 119,421
Change in deferred income tax **	(96,495)	(40,506)	(36,481)
Total income tax reported	$ (47,821)	$ (141,789)	$ 82,940

Ordinary income	$ 223,958	$ (68,474)	$ 260,307
Capital losses	(267,780)	(158,016)	12,164
Total pre tax book (loss) income	$ (43,822)	$ (226,490)	$ 272,471

Provision computed at statutory rate	$ (15,338)	$ (79,272)	$ 95,365
Dividends received deduction	(2,674)	(2,753)	(12,804)
Interest maintenance reserve	(31,966)	(14,311)	(5,253)
Reinsurance	23,051	(1,839)	(5,715)
IRS audit settlement	(19,719)	(32,022)	-
Return of capital from liquidation of subsidiary	10,412	-	-
Tax credits	(9,982)	(11,841)	-
Other	(1,605)	248	11,347
Total	$ (47,821)	$ (141,790)	$ 82,940

** (excluding tax on unrealized gains/losses and other surplus items)

48

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The Company's risk-based capital level used for purposes of paragraph 10.d. is based on authorized control level risk based capital of $234.0 and total adjusted capital of $2,132.6. The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	December 31, 2009
	(In Thousands)
		Increase After
	After Application of	Application of
	paragraph 10. a, b, c	paragraph 10.e
Admitted net DTAs	$ 137,234	$ 222,437
Admitted assets	20,588,102	20,673,305
Statutory surplus	2,105,107	2,190,310
Total adjusted capital	2,132,569	2,217,772

There is no operating loss or tax credit carryforward available for tax purposes as of December 31, 2009.

There are no federal income taxes incurred that will be available for recoupment in the event of future net losses from 2009, 2008 and 2007.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2009.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH, an affiliate, of $19.9 and $10.9 for federal income taxes as of December 31, 2009 and 2008, respectively.

The Company’s transferable state tax credit assets at Deceber 31, 2009 and 2008 are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax Credit	State	Carrying Value	Remaining
(In Thousands)
December 31, 2009
Estimated credit based on investment in
motion picture/film production credits	CT	$ 1,366	$ 1,504
Estimated credit based on investment in
low income housing investment	GA	1,668	2,034
Total State Tax Credits		$ 3,034	$ 3,538
December 31, 2008
Estimated credit based on investment in
low income housing investment	CT	$ 1,767	$ 2,005
Estimated credit based on investment in
low income housing investment	GA	1,158	2,336
Total State Tax Credits		$ 2,925	$ 4,341

49

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

	December 31
	2009	2008	2007
	(In Thousands)
Balance at beginning of year	$ 24.0	$ 53.8	$ 42.3
Additions for tax positions related to current year	0.2	0.5	2.6
Reductions for tax positions related to prior years	(16.7)	(30.7)	-
Additions for tax positions related to prior years	0.1	0.5	8.9
Balance at end of year	$ 7.6	$ 24.1	$ 53.8

The Company had $7.6, $24.1 and $53.8 of unrecognized tax benefits as of December 31, 2009, 2008, and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $1.0 and $5.3 as of December 31, 2009 and 2008, respectively.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $3.0. The timing of the payment of the remaining allowance of $4.6 can not be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2008 and 2009.

50

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2009, ReliaStar Life Insurance Company of New York (“RNY”), ING Re (UK) Limited (“ING RE”), Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2009	2008
	(In Thousands)
Common stock (cost - $676,738 in 2009 and $474,408 in 2008)	$ 324,181	$ 274,861

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2009	2008	2007
	(In Thousands)
Revenues	$ 1,242,243	$ 895,770	$ 1,268,542
Income before net realized (losses) gains	(454,811)	(298,044)	(399,930)
Net (loss) income	(294,439)	(289,235)	(404,896)
Admitted assets	4,834,089	4,158,852	4,021,681
Liabilities	4,056,756	3,611,950	3,521,871

Asset and liability amounts for WWI, WWII and RRLLC are included in the above table, however the Company’s carrying amount for WWI, WWII, and RRLLC is zero.

The Company received cash dividends from RNY of $0.0, 0.0, and $18.7 during years ended December 31, 2009, 2008 and 2007. The Company received cash dividends from NWNL Benefits Corporation of $0.0, $0.0, and $1.1 during years ended December 31, 2009, 2008, and 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“SPFC”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as an SPFC on May 29, 2007. As of December 31, 2009 and 2008, WWI has no carrying value. The Company contributed capital to WWI of $0.0, $105.0 and $63.7 during the years ended December 31, 2009, 2008 and 2007. During 2009, the Company ceded premium and ceded reserves to WWI of $82.9 and $316.5, respectively. The amount of insurance in force ceded to WWI was $41.9 billion at December 31, 2009. During 2008, the Company ceded premium and ceded reserves to WWI of $106.8 and $269.5, respectively. The amount of insurance in force ceded to WWI was $44.2 billion at December 31, 2008.

51

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

During 2007, the Company ceded premium and ceded reserves to WWI of $44.8 and $155.3, respectively. The amount of insurance in force ceded to WWI was $30.7 billion at December 31, 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a SPFC from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as an SPFC on November 1, 2007. As of December 31, 2009 and 2008, WWII has no carrying value. The Company contributed capital to WWII of $0.0, $0.0 and $82.1 during the years ended December 31, 2009, 2008 and 2007. During 2009, the Company ceded premium and ceded reserves to WWII of $34.2 and $287.7, respectively. The amount of insurance in force ceded to WWII was $0.8 billion at December 31, 2009. During 2008, the Company ceded premium and ceded reserves to WWII of $39.0 and $641.4, respectively. The amount of insurance in force ceded to WWII was $0.5 billion at December 31, 2008. During 2007, the Company ceded premium and ceded reserves to WWII of $573.3 and $611.5, respectively. The amount of insurance in force ceded to WWII was $475.9 at December 31, 2007.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a SPFC from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a Special Purpose Life Reinsurance Company (“SPLRC”) on January 1, 2008. The Company’s adjusted carrying value of RRLLC is $0.0 and $7.3 as of December 31, 2009 and 2008, respectively. The Company contributed capital to RRLLC of $123.0 and $7.3 during the year ended December 31, 2009 and 2008, respectively. During 2009, the Company ceded premium and ceded reserves to RRLLC of $648.7 and $487.5, respectively. The amount of insurance in force ceded to RRLLC was $139.3 billion at December 31, 2009. This treaty did not exist in 2008.

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with Superior Vision Services, Inc. (“SVS”), a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company’s rights, title and interest in all the shares of SVS owned by the Company for a cash purchase price of $33.8. The transaction closed on January 26, 2007. The Company recognized a gain of $30.7 from the transaction.

During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its subsidiary ING RE and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (“MVL”) as allowed by UK law. It is anticipated that the operations of ING RE will cease, and its dissolution would be given effect, in 2010, subject to the requirements of applicable UK law. As of December 31, 2009, the book adjusted carrying value of ING RE was $1.6, but was nonadmitted due to the Company’s decision to not pursue an audit of its financial statements.

52

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $463.4, $713.6 and $733.1 for 2009, 2008 and 2007, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2009	2008	2007
	(In Thousands)
Premiums	$ 2,858,276	$ 1,388,347	$ 1,132,722
Benefits paid or provided	1,478,685	895,679	910,420
Policy and contract liabilities at year end	4,409,635	3,368,526	2,867,408

The amount of reinsurance credits taken for new agreements executed since January 1, 2009 to include policies or contracts that were in force or which had existing reserves established by the Company, were $1.0 billion

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any

53

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2009, 2008 and 2007, interest paid totaled $3.2, $4.3 and $4.7, respectively. There is no accrued interest for the years ended December 31, 2009 and 2008.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY. The Company received capital contributions from Lion of $0.0 and $95.0 during 2009 and 2007. The Company did not pay dividends to Lion during 2009, 2008 and 2007.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

54

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2009		2008
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$11,921,786	$ 11,831,181	$ 13,389,937	$ 11,479,796
Preferred stocks	48,516	46,827	111,545	71,445
Unaffiliated common stocks	60,112	60,112	63,967	63,967
Mortgage loans	2,225,989	2,144,398	2,492,588	2,424,115
Derivative securities	53,475	53,596	157,350	173,703
Contract loans	682,630	682,630	690,229	690,229
Cash, cash equivalents and
short term investments	1,331,064	1,331,064	156,896	156,896
Separate account assets	2,227,830	2,227,830	1,920,676	1,920,676
Liabilities:
Derivative securities	118,547	207,671	278,401	388,860
Dividends payable	11,240	11,240	13,745	13,745
Payable for securities	20,411	20,411	730	730

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.8% and 38.2% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2009 and 2008 is $11.9 billion and $11.9 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are

55

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Subtopic 820-10, formerly FASB Statement No. 157, Fair Value Measurements.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the

56

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

· Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

· Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following: a) Quoted prices for similar assets or liabilities in active markets; b) Quoted prices for identical or similar assets or liabilities in non-active markets; c) Inputs other than quoted market prices that are observable; and d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

· Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009.

	Level 1	Level 2	Level 3(1)	Total
	(In Thousands)
At December 31, 2009:
Assets:
Bonds	$ -	$ 32,197	$ 7,686	$ 39,883
Preferred stock	-	4,440	2,527	6,967
Common stock	49,354	-	10,758	60,112
Cash, cash equivalents and
short-term investments	1,331,064	-	-	1,331,064
Derivatives	-	50,440	3,035	53,475
Separate account assets	2,138,417	89,413	-	2,227,830
Total assets	$ 3,518,835	$ 176,490	$ 24,006	$ 3,719,331

Liabilities:
Derivatives	-	118,547	-	118,547
Total liabilities	$ -	$ 118,547	$ -	$ 118,547

(1) Level 3 net assets and liabilities accounted for 0.7% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 1.8%.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
	(In Thousands)
At December 31, 2008:
Assets:
Bonds	$ -	$ 3,052	$ 10,458	$ 13,510
Preferred stock	2,928	-	-	2,928
Common stock	63,697	-	-	63,697
Cash, cash equivalents and
short-term investments	156,896	-	-	156,896
Derivatives	-	156,633	717	157,350
Separate account assets	1,830,139	90,537	-	1,920,676
Total assets	$ 2,053,660	$ 250,222	$ 11,175	$ 2,315,057

Liabilities:
Derivatives	-	271,313	7,088	278,401
Total liabilities	$ -	$ 271,313	$ 7,088	$ 278,401

(1) Level 3 net assets and liabilities accounted for 0.2% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 3.5%.

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RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. The market for subprime RMBS remains largely inactive, and as such these securities are categorized in Level 3 of the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain CDS and Options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and 2.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information

December 31, 2009

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009:

		Bonds	Pref Stk	Comm Stk	Derivatives
	Balance at January 1, 2009	$ 10,458	$ -	$ -	$ (6,371)
	Capital gains (losses):
	Net realized capital gains (losses)*	(4,471)	-	(1)	163
	Net unrealized capital
	gains (losses)	(17,711)	0	1,183	1,178
	Total net realized and unrealized
	capital gains (losses)	(22,182)	0	1,182	1,341
	Purchases, sales, issuances, and
	settlements, net	(1,356)	-	767	978
	Transfer in (out) of Level 3	20,766	2,527	8,809	7,087
	Balance at December 31, 2009	$ 7,686	$ 2,527	$ 10,758	$ 3,035

	* Includes Amortization of (114)

14.	Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0. The States of Colorado and Minnesota did not disapprove the guarantee.

Due to the ratings downgrade by Moody’s Inc., of the Company on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $302.9 as of January 22, 2010 to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $52.9 and $42.6 at December 31, 2009 and 2008, respectively. The Company is also committed to provide additional capital contributions for partnerships of $198.0 and $251.3 at December 31, 2009 and 2008, respectively.

Operating Leases: During the years ended December 31, 2009, 2008 and 2007, rent expense totaled $4.7, $8.6 and $7.9, respectively.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

On January 3, 2008, the Company closed on transactions to sell four home office properties in Minneapolis for $117.0 in cash. The Company recognized a gain in the statement of operations of $44.7 associated with these sales as of December 31, 2008. Three of the properties have sale leaseback components to the transaction; therefore the gain related to these properties ($10.4 net of tax) will be segregated as special surplus funds and subsequently amortized to unassigned surplus over the 15 year lease term.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters: Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Investment Product Regulatory Issues: Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate

62

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company has taken certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010, the Company will be monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will determine whether further actions are necessary.

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the EC as part of the process to receive EC approval for the state aid granted to ING by the Dutch State in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the ING-Dutch State transaction. As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation, including initial public offerings, sales or combinations thereof. In November 2009, the Restructing Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructing Plan were approved by ING shareholders. ING also reached an agreement with the Dutch State to alter the repayment terms of the Core Tier 1 securities in order to facilitate early repayment; and ING repurchased in December 2009 EUR 5 billion of the total EUR 10 billion Core Tier 1 securities issued to the Dutch State. As part of the Restructuring Plan, ING also agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. In total, these extra payments will amount to a net present value of EUR 1.3 billion, which will be recorded by ING as a one-time pre-tax charge in the fourth quarter of 2009. The terms of the ING-Dutch State transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remained unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries. In order to finance the repayment of EUR

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

5 billion Core Tier 1 securities and the associated costs as well as to mitigate the capital impact of the additional payments for the Back-Up Facility, ING launched a capital increase without preferential subscription rights for holders of (bearer depositary receipts for) ordinary shares of up to EUR 7.5 billion in November 2009. Proceeds of the issue in excess of the above amounts will be used to strengthen ING’s capital position.

On October 27, 2009, subsequent to the announcement of the Restructuring Plan, the insurance financial strength ratings of the Company and ING’s other primary U.S. insurance companies were downgraded by Moody’s Investors Service, Inc. to A2 from A1 and by Fitch Ratings Ltd to A- from A.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2009, 2008 and 2007, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2009 and 2008.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the Company's admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.7, $2.6 and $7.6 for the years ended December 31, 2009, 2008, and 2007, respectively.

The Company borrowed $2.1 billion and repaid $2.4 billion in 2009, borrowed $6.8 billion and repaid $6.6 billion in 2008 and borrowed $4.4 billion and repaid $4.4 billion in 2007. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.5, $2.2 and $0.1 during 2009, 2008 and 2007, respectively.

The Company is the beneficiary of letters of credit totaling $620.7; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2009 and 2008.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $30.0, $52.3, and $51.4 for the years ended December 31, 2009, 2008 and 2007, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $170.1, $229.5 and $216.4 for the years ended December 31, 2009, 2008 and 2007, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a

65

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $120.2 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $383.7 with this transaction having minimal impact to the income statement.

Property and Equipment: During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $39.4 which resulted in a decrease in nonadmitted assets.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $7.6 and $6.1 as of December 31, 2009 and 2008, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $6.9 and $5.0 as of December 31, 2009 and 2008, respectively, for future credits to premium taxes for assessments already paid.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2009	2008
	(In Thousands)
Balance at January 1	$ 1,311,537	$ 1,429,657
Less reinsurance recoverables	151,910	78,061
Net balance at January 1	1,159,627	1,351,596

Incurred related to:
Current year	278,833	416,994
Prior years	(321,110)	22,939
Total incurred	(42,277)	439,933

Paid related to:
Current year	52,997	171,462
Prior years	122,162	460,440
Total paid	175,159	631,902

Net balance at December 31	942,193	1,159,627
Plus reinsurance recoverables	166,618	151,910
Balance at December 31	$ 1,108,811	$ 1,311,537

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2009, which are subject to retrospective rating features, is $0.0, which represents 0.0% of the total group life premiums, net of reinsurance. The amount of group health premiums written, net of reinsurance, by the Company at December 31, 2009, which are subject to retrospective rating features, is $0.0, which represents 0.0% of the total group health premiums written, net of reinsurance. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2008, which are subject to retrospective rating features, is $107.0, which represents 26.2% of the total group life premiums, net of reinsurance. The amount of group health premiums written, net of reinsurance, by the Company at December 31, 2008, which are subject to retrospective rating features, is $5.7, which represents 1.1% of the total group health premiums written, net of reinsurance. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2007, which are subject to retrospective rating features, is $107.8, which represents 15.8% of the total group life premiums, net of reinsurance. The amount of group health

67

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

premiums written, net of reinsurance, by the Company at December 31, 2007, which are subject to retrospective rating features, is $12.7, which represents 2.0% of the total group health premiums written, net of reinsurance.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written
(In Thousands)
ReliaStar Record Keeping	Y	Group Annuity	premium collection	$ 17,869
ING Mid-Atlantic Service Center	Y	Deferred Compensation	premium collection	3,413

The aggregate amount of premiums written through managing general agents or third party administrators during 2009 is $21.3.

21. Reconciliation to the Annual Statement

At December 31, 2009, there were no differences in amounts reported in the Annual Statement and amount in the accompanying statutory basis financial statements.

At December 31, 2008, differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following:

	Total Capital	Net
	and Surplus	Loss
(In Thousands)
2008:
Amounts as reported in the 2008 Annual Statement	$ 2,079,413	$ (125,207)
Adjustment for unauthorized reinsurance due to a shortfall on
letters of credit from SLDI	(6,105)	-
Amounts as reported in the accompanying statutory
basis financial statements	$ 2,073,308	$ (125,207)

22. Subsequent Events

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

gain of $129.8, which will be reflected in 2010 Capital and Surplus and amortized over the period of benefit. Thereafter, the Company will pay RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as trustees and the Company as beneficiary in which the Company deposited $652.2 on January 1, 2010.

ING Restructuring Plan: On January 28, 2010, ING announced the filing of its appeal with the General Court of the European Union against specific elements of the EC’s decision regarding the ING Restructuring Plan. Despite the appeal, ING is committed to executing the formal separation of banking and insurance and the divestment of the latter as announced on October 26, 2009. In its appeal, ING contests the state aid calculation the EC applied to the reduction in repayment premium agreed upon by ING and the Dutch State in connection with ING’s December 2009 repayment of the first EUR 5 billion of Core Tier 1 securities. ING is also appealing the disproportionality of the price leadership restrictions imposed on ING with respect to the European financial sector.

Extraordinary Return of Capital in 2010: With the permission of the Minnesota Insurance Department, the Company paid a return of capital distribution to its parent, Lion, in the amount of $221.0 on February, 19, 2010.

Other subsequent events: The Company is not aware of any other events occurring subsequent to the close of business of the books of this statement that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to the close of business of the books of this statement through April, 1, 2010, the date the statutory financial statements were available to be issued.

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PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Part A
Performance Information and Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of ReliaStar Select Variable Account:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and
2008
		-	Notes to Financial Statements
Financial Statements - Statutory basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory basis as of December 31, 2009 and 2008
		-	Statements of Operations - Statutory basis for the years ended December 31, 2009,
2008 and 2007
		-	Statements of Changes in Capital and Surplus - Statutory basis for the years ended
December 31, 2009, 2008 and 2007
		-	Statements of Cash Flows - Statutory basis for the years ended December 31, 2009,
2008 and 2007
		-	Notes to Financial Statements - Statutory basis

(b)	Exhibits
	(1)	(a)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
("Depositor") authorizing the establishment of NWNL Select Variable Account
("Registrant"). (Incorporated by reference to Post-Effective Amendment No. 3 on
Form N-4, File No. 033-69892, as filed on April 16, 1996.)
		(b)	Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account. (Incorporated by reference to Post-Effective
No. 4 on Form N-4, File No. 033-69892, as filed on April 14, 1997.)
	(2)	Not Applicable.
	(3)	(a)	Form of General Distributor Agreement between Depositor and Washington Square
Securities, Inc. ("WSSI"). (Incorporated by reference to Post-Effective Amendment
No. 3 on Form N-4, File No. 033-69892, as filed on April 16, 1996.)
		(b)	Amendment dated as of November 1, 2004, to Distribution Services Agreement
dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)
		(c)	Amendment dated as of August 31, 2005, to Distribution Services Agreement dated
March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life
Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)
		(d)	Amendment dated as of December 7, 2005, to Distribution Services Agreement
dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)
		(e)	Amendment dated as of April 28, 2006, to Distribution Services Agreement dated
March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life
Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)

	(f)	Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts. (Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4, File No. 033-69892, as filed on April 16,
1996.)
	(g)	Form of Broker-Dealer Agency Compensation Schedule. (Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4, File No. 033-69892, as filed on April 27, 1998.)
(4)	(a)	Form of Contract. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 033-69892, as filed on April 16,
1996.)
	(b)	Form of Roth IRA Rider. (Incorporated by reference to Post-Effective Amendment
No. 9 to Registration Statement on Form N-4, File No. 033-69892, as filed on April
27, 1998.)
	(c)	Form of Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4, File No. 033-69892, as filed on April 27, 1998.)
	(d)	Form of Partial Waiver of Contingent Deferred Sales Charge Rider. (Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on
Form N-4, File No. 033-69892, as filed on April 27, 1998.)
	(e)	Form of Waiver of Annual Contract Charge Rider. (Incorporated by reference to
Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No.
033-69892, as filed on April 27, 1998.)
	(f)	Form of Modification Rider. (Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 033-69892, as
filed on April 16, 1999.)
	(g)	Form of Death Benefit and Owner Amendment. (Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4, File No. 033-
69892, as filed on April 16, 1999.)
(5)	(a)	Contract Application Form. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4, File No. 033-69892, as
filed on April 16, 1996.)
	(b)	Supplemental Application. (Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 033-69892, as
filed on April 17, 2000.)
(6)	(a)	Amended Articles of Incorporation of Depositor. (Incorporated by reference to
Initial Registration Statement to Registration Statement on Form S-6EL24, File No.
333-18517, as filed on December 23, 1996.)
	(b)	Amended By-Laws of Depositor. (Incorporated by reference to Initial Registration
Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as
filed on December 23, 1996.)
(7)	Not Applicable

(8)	(a)	(i)	Participation Agreement dated as of March 27, 2000, by and among
ReliaStar Life Insurance Company, AIM Variable Insurance Products
Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319,
as filed on November 24, 2003.)
		(ii)	Form of Amendment No. 1 to Participation Agreement by and among
ReliaStar Life Insurance Company, AIM Variable Insurance Products
Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on
September 29, 2000.)

(iii)	Amendment No. 2 to Participation Agreement by and among ReliaStar
Life Insurance Company, on behalf of itself and its separate accounts,
AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING
American Equities, Inc. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 033-
57244, as filed on February 9, 2004.)
(iv)	Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company and A I M Advisors, Inc.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No.333-105319, as filed on
November 24, 2003.)

(b)	(i)	Participation Agreement dated as of August 8, 1997 by and between
ReliaStar Life Insurance Company, The Alger American Fund and Fred
Alger and Company, Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(ii)	Amendment dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund
and Fred Alger Management, Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(iii)	Amendment dated as of October 11, 2000, to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American
Fund and Fred Alger Management, Inc. (Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(iv)	Amendment dated as of September 29, 2003, to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc.
and ReliaStar Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(v)	Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form S-6, File
No. 2-95392, as filed on August 4, 1997.)
(c)	(i)	Fund Participation Agreement among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, American Funds
Insurance Series and Capital Research and Management Company.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6, File Number 333-105319, as filed on
July 17, 2003.)
	(ii)	Business Agreement by and among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING America Equities,
Inc., Directed Services, Inc., American Funds Distributors, Inc. and
Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(iii)	Amendment No. 1 to the Business Agreement by and among ING USA
Annuity and Life Insurance Company (fka Golden American Life
Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life
Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of
America), ING America Equities, Inc., ING Financial Advisers, LLC,
Directed Services LLC (fka Directed Services, Inc.), American Funds
Distributors, Inc. and Capital Research and Management Company.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, File No. 333-
153337, as filed on November 14, 2008.)
(iv)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service
Company, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-6, File Number
333-47527, as filed on April 9, 2007.)

(d)	(i)	Participation Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA
Annuity and Life Insurance Company and ReliaStar Life Insurance
Company of New York. (Incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of
ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on April 7, 2009; file No. 033-57244.)
	(ii)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1,
2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments,
LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York. (Incorporated herein by reference to
Post-Effective Amendment No. 27 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate
Account, filed on August 18, 2009; file No. 033-57244.)
	(iii)	Administrative Services Agreement dated April 25, 2008, by and among
BlackRock Advisors, LLC and ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York.
(Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file
No. 033-57244.)
	(iv)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1,
2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York.
(Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on August 18, 2009;
file No. 033-57244.)

(v)	Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and systematized
Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 43 to Registration Statement on form N-4, File
No. 333-28755, as filed on April 7, 2008.)

(e)	(i)	Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8.
(Incorporated by reference to Initial Registration Statement on Form S-
6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(ii)	Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance
Products Fund and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(iii)	Amendment No. 10 to Participation Agreement by and among ReliaStar
Life Insurance Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(iv)	Amendment No. 11 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(v)	Amendment No. 12 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(vi)	Amendment No. 13 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
	(vii)	Participation Agreement dated as of January 1, 1991, by and among
Fidelity's Variable Insurance Products Fund II and Fidelity Distributors
Corporation and Amendments Nos. 1-7. (Incorporated by reference to
Initial Registration Statement on Form S-6EL24, File No. 333-18517, as
filed on December 23, 1996.)
	(viii)	Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance
Products Fund II and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(ix)	Amendment No. 9 to Participation Agreement with Fidelity's Variable
Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)

(x)	Amendment No. 10 to Participation Agreement by and among the
ReliaStar Life Insurance Company, Fidelity Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-
6, File No. 333-105319, as filed on November 24, 2003.)
(xi)	Amendment No. 11 to Participation Agreement by and among the
ReliaStar Life Insurance Company, Fidelity Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-
6, File No. 333-105319, as filed on November 24, 2003.)
(xii)	Amendment No. 12 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund II and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
(xiii)	Service Agreement dated January 1, 1997, by and between ReliaStar Life
Insurance Company and Fidelity Investments Institutional Operations
Company, Inc. (Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, File No. 333-105319, as
filed on November 24, 2003.)
(xiv)	Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments
Institutional Operations Company, Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
(xv)	Service Contract dated April 25, 1997, by and between Fidelity
Distributors Corporation and Washington Square Securities, Inc
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
(xvi)	Amendment dated April 1, 1999, to Service Contract by and between
Fidelity Distributors Corporation and Washington Square Securities, Inc.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
(xvii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors
Corporation, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-6, File Number
333-47527, as filed on April 9, 2007.)

(f)	(i)	Participation Agreement dated as of May 1, 2002, by and between
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING
Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as
filed on September 17, 2002.)
	(ii)	Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio
and ING Funds Distributor, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 033-57244, as filed on February 9, 2004.)

(g)	(i)	Participation Agreement among the GCG Trust and ReliaStar Life
Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-6, File Number 333-105319, as filed on July 17, 2003.)
(h)	(i)	Participation Agreement dated as of December 6, 2001, by and among
Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company,
Aetna Investment Services, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form S-6, 333-69431, as filed on April 24,
2002.)
	(ii)	Amendment dated as of March 26, 2002, to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc.
effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial
Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April
24, 2002.)
	(iii)	Amendment dated as of October 1, 2002, to Participation Agreement dated as of December 6, 2001, among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance and Annuity Company. (Incorporated herein by reference to
Post Effective Amendment No. 1 to Registration Statement on Form N-4,
333-100207, for Separate Account N of ReliaStar Life Insurance
Company, as filed on October 24, 2002.)
	(iv)	Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance Company. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
333-92000, as filed on April 17, 2003.)
	(v)	Form of amendment dated as of April 28, 2006, to Participation
Agreement dated as of December 6, 2001, by and between ING Partners,
Inc., ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form N-6, 033-57244, as filed on April 14, 2006).
	(vi)	Service Agreement effective as of December 6, 2001, by and between ING
Life Insurance and Annuity Company and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-6, 333-92000, as filed on
January 30, 2003.)
	(vii)	Shareholder Servicing Agreement dated as of December 6, 2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in
respect of the Service Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(viii)	Amendment dated as of March 26, 2002, to the Shareholder Servicing
Agreement by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1,
2002) in respect of the Service Class Shares of its Portfolio. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)

(ix)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement
(Service Shares) dated as of December 6, 2001 by and between ING
Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, 333-92000, as filed on April 17, 2003.)
(x)	Amendment dated as of November 1, 2004, to Shareholder Servicing
Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6, 333-69431, as filed on February 28,
2007.)
(xi)	Amendment dated as of April 28, 2006, to Shareholder Servicing
Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6, 333-60431, as filed on February 28,
2007.)
(xii)	Amendment dated as of April 28, 2006, to Shareholder Servicing
Agreement (Adviser Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6, 333-69431, as filed on February 28,
2007.)

(i)	(i)	Participation Agreement dated as of May 1, 2001, between ReliaStar Life
Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as
filed on September 17, 2002.)
	(ii)	Amendment effective as of October 1, 2002, to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc.
and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-6, 333-
92000, as filed on January 30, 2003.)
	(iii)	Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios,
Inc. and ING Funds Distributor, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 033-57244, as filed on February 9, 2004.)
(j)	(i)	Participation Agreement dated May 1, 2001, by and between ReliaStar
Life Insurance Company, Pilgrim Variable Products Trust and ING
Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(ii)	Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products
Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post
Effective Amendment No. 14 to Registration Statement on Form N-6, File
No. 033-69892, as filed on October 11, 2002.)
	(iii)	Amendment to Participation Agreement by and among ReliaStar Life
Insurance Company, ING Variable Products Trust and ING Funds
Distributor, LLC. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 033-
57244, as filed on February 9, 2004.)

(iv)	Form of Amendment to Participation Agreement by and among ReliaStar
Life Insurance Company, ING Variable Products Trust and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post Effective
Amendment No. 18 to Registration Statement on Form N04, File No. 033-
69892, as filed on November 28, 2005.)
(v)	Administrative and Shareholder Services Agreement dated as of May 1,
2001 by and between ING Pilgrim Group, LLC and ReliaStar Life
Insurance Company . (Incorporated by reference to Post Effective
Amendment No. 3 to Registration Statement on Form S-6, File No. 333-
69431, as filed on April 24, 2002.)
(vi)	Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and
ReliaStar Life Insurance Company. (Incorporated by reference to Post
Effective Amendment No. 1 to Registration Statement on Form N-6, 333-
92000, as filed on January 30, 2003.)

(k)	(i)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services,
LLC, ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No.
12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(l)	(i)	Participation Agreement dated August 8, 1997 by and between ReliaStar
Life Insurance Company and Janus Aspen Series. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(ii)	Amendment to Participation Agreement by and between ReliaStar Life
Insurance Company and Janus Aspen Series. (Incorporated by reference to
Post Effective Amendment No. 1 to Registration Statement on Form S-6,
File No. 033-57244, as filed on March 31, 2000.)
	(iii)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life
Insurance Company and Janus Capital Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(iv)	Amendment, effective July 1, 2002, to Letter Agreement dated August 8,
1997 between ReliaStar Life Insurance Company and Janus Capital
Corporation. (Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form S-6, 333-69431, as filed on April 24,
2002.)
(m)	(i)	Participation Agreement dated as of August 8, 1997 by and between
ReliaStar Life Insurance Company, Neuberger&Berman Advisers
Management Trust and Neuberger&Berman Management Incorporated.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)

(ii)	Amendment No. 1 dated as of February 1, 1999 to Participation
Agreement by and among ReliaStar Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and
Neuberger Berman Management Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)

(iii)	Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
(iv)	Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers
Management Trust and Neuberger Berman Management Inc.
(Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-6, File No. 033-57244, as filed on
December 12, 2003.)
(v)	Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life
Insurance Company and Neuberger Berman Management Incorporated.
(Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form S-6, File No. 2-95392, as filed on August
4, 1997.)
(vi)	Amendment dated as of April 1, 2003 to the Administrative Services
Agreement by and between ReliaStar Life Insurance Company and
Neuberger Berman Management Inc. (Incorporated by reference to Post-
Effective Amendment No. 17 to Registration Statement on Form N-6, File
No. 033-57244, as filed on December 12, 2003.)
(vii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman
Management Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File
Number 333-47527, as filed on April 9, 2007.)

(n)	(i)	Participation Agreement by and between ReliaStar Life Insurance
Company, OCC Accumulation Trust and OCC Distributors, dated August
8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on
August 4, 1997.)
	(ii)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life
Insurance Company and OpCap Advisors. (Incorporated by reference to
Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)
(o)	(i)	Participation Agreement dated as of April 30, 2002, by and among Pioneer
Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc.
(Incorporated herein by reference to Initial Registration Statement on
Form S-6, 333-92000, as filed on July 3, 2002.)
(p)	(i)	Participation Agreement with Putnam Capital Manager Trust and Putnam
Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by
reference to Initial Registration Statement on Form S-6EL24, File No.
333-18517, as filed on December 23, 1996.)
	(ii)	Amendment No. 3 to Participation Agreement with Putnam Capital
Manager Trust and Putnam Mutual Funds Corp. (Incorporated by
reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii) Amendment No. 4 to Participation Agreement by and among ReliaStar
Life Insurance Company, Putnam Variable Trust and Putnam Mutual
Funds Corp. (Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
(iv) Amendment No. 5 to Participation Agreement by and among ReliaStar
Life Insurance Company, Putnam Variable Trust and Putnam Retail
Management, L.P. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
(9)	Opinion and Consent of Counsel.
(10)	Consent of Independent Registered Public Accounting Firm.
(11)	Not Applicable
(12)	Not Applicable
(13)	Schedules for Computation of Performance Quotations. (Incorporated by reference to
Post-Effective Amendment No. 10 on Form N-4, File No. 033-69892, as filed on April 16, 1999.)

(14)	Powers of Attorney.

Item 25	Directors and Officers of the Depositor

	Name and Principal Business Address	Positions and Offices with Depositor
	Donald W. Britton, 5780 Powers Ferry Road, NW,	Director and President
Atlanta, GA 30327
	Thomas J. McInerney, One Orange Way, Windsor, CT	Director and Chairman
06095-4774
	Ewout L. Steenbergen, 230 Park Avenue, New York,	Director, Executive Vice President and Chief Financial
	NY 10169	Officer
	Catherine H. Smith, One Orange Way, Windsor, CT	Director and Senior Vice President
06095-4774
	Robert G. Leary, 230 Park Avenue, New York, NY	Director
10169
	Michael S. Smith, 1475 Dunwoody Drive, West	Director
Chester, PA 19380-1478
	Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
	Ralph R. Ferraro, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
	Timothy T. Matson, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
	Daniel P. Mulheran, Sr. 20 Washington Avenue South,	Senior Vice President
Minneapolis, MN 55401
	David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
	Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
	Stephen J. Preston, 1475 Dunwoody Drive, West	Senior Vice President
Chester, PA 19380
	Carol S. Stern, 601 13th Street NW, Suite 550 N,	Vice President and Chief Compliance Officer
Washington DC 20005
	Craig A. Krogstad, 111 Washington Avenue S,	Vice President and Actuary
Minneapolis, MN 55401
	Kimberly M. Curley, 1290 Broadway, Denver, CO	Vice President and Illustration Actuary
80203
	Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703

Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Deborah C. Hancock, 1290 Broadway, Denver, CO	Vice President
80203
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File
No. 033-57244), as filed with the Securities and Exchange Commission on April 06, 2010.

Item 27.	Number of Contract Owners
As of March 22, 2010, there were 7,101 owners of contracts holding interests in variable annuities funded through the ReliaStar Select Variable Account.

Item 28.	Indemnification
Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that
ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING
Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50.00% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Item 29. Principal Underwriter

(a)	Effective January 1, 2004, ING Financial Advisers, LLC became the distributor and principal underwriter of the Contracts. ING Financial Advisers, LLC also acts as the principal distributor and underwriter of:
	-	variable annuity contracts issued by ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Separate
Account II, a separate account of ReliaStar Life Insurance Company of New York registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act");
	-	variable annuity contracts issued by ReliaStar Life Insurance Company through the MFS
ReliaStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;
	-	variable annuity contracts issued by ReliaStar Life Insurance Company through the
Northstar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;
	-	ReliaStar Life Insurance Company of New York Variable Annuity Funds A B & C, a
management investment company registered under the 1940 Act;
	-	ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance
Company of New York Variable Annuity Funds D E F G H & I, a management investment company registered under the 1940 Act;

-	ReliaStar Life Insurance Company of New York through the Variable Annuity Funds M P &
Q, a management investment company registered under the 1940 Act;
-	variable annuity contracts issued by ReliaStar Life Insurance Company through Separate
Account N, a separate account registered as a unit investment trust under the 1940 Act;
-	ING Partners, Inc., a management investment company registered under the 1940 Act;
-	variable annuity contracts issued by ING Life Insurance and Annuity Company ("ILIAC")
through Variable Life Account B, Variable Account C, Variable Annuity Account B,
Variable Annuity Account C and Variable Annuity Account G, separate accounts of ILIAC registered as unit investment trusts through the 1940 Act; and
-	variable annuity contracts formerly issued by ING Insurance Company of America ("IICA")
through Variable Annuity Account I, a separate account of IICA registered as a unit investment trust under the 1940 Act. (Effective December 31, 2005, IICA merged with and became part of ILIAC, and Variable Annuity Account I was transferred to ILIAC as part of that merger.)
Prior to January 1, 2004, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the distributor and principal underwriter for the contracts.
The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst, 4225 Executive Square, La Jolla,	Director and President
CA 92037
Kristin H. Hultgren, One Orange Way, Windsor, CT	Chief Financial Officer
06095
William Wilcox, One Orange Way, Windsor, CT 06095-	Director and Chief Compliance Officer
4774
Brian D. Comer, One Orange Way, Windsor, CT 06095-	Director and Senior Vice President
4774
Randall Ciccati, One Orange Way, Windsor CT 06095-	Director
4774
Carl P. Steinhilber, One Orange Way, Windsor, CT	Vice President
06095-4774
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,	Senior Vice President , Tax
Atlanta, GA 30327
Daniel P. Hanlon, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,	Senior Vice President
Fairfax, VA 22033
Pamela Mulvey Barcia, One Orange Way, Windsor, CT	Vice President
06095-4774
M. Bishop Bastien, 980 9th Street, Sacramento, CA	Vice President
95814
Nancy B. Bocella*	Vice President
Dianne C. Bogoian, One Orange Way, Windsor, CT	Vice President
06095-4774
Anthony V. Camp, Jr., One Orange Way, Windsor, CT	Vice President
06095-4774
Christopher Cokinis, 909 Locust Street, Des Moines, IA	Vice President
50309
Mary K. Carey-Reid, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy D. Clifford, One Orange Way, Windsor, CT	Vice President
06095-4774
William P. Elmslie*	Vice President
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,	Vice President, Tax
Atlanta, GA 30327

Brian K. Haendiges, One Orange Way, Windsor, CT	Vice President
06095-4774
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120,	Vice President
Overland Park, KS 66211
Mark E. Jackowitz, 22 Century Hill Drive, Ste. 101	Vice President
Latham, NY 12110
David Kaherl, One Orange Way, Windsor, CT 06095-	Vice President
4774
David A. Kelsey, One Orange Way, Windsor, CT	Vice President
06095-4774
Barbara J. Kesterson, 909 Locust Street, Des Moines, IA	Vice President
50309
Christina Lareau, One Orange Way, Windsor, CT	Vice President
06095-4774
George D. Lessner, Jr., 15455 North Dallas Parkway,	Vice President
Suite 1250, Addison, TX 75001
Katherine E. Lewis, 2675 N Mayfair Road, Ste 501,	Vice President
Milwaukee, WI 53226
David J. Linney, 2900 N. Loop W, Ste 180, Houston,	Vice President
TX 77092
Frederick C. Litow, 5780 Powers Ferry Road, N.W.,	Vice President
Atlanta, GA 30327
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh,	Vice President
NC 27612
Richard T. Mason, 440 S Warren Street, Ste 702,	Vice President
Syracuse, NY 13202
Brian J. Murphy, 20 Washington Avenue South,	Vice President
Minneapolis, MN 55401
Scott Neeb, 4600 Ulster Street, Denver, CO 80237	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
Spencer T. Shell, 5780 Powers Ferry Road, NW,	Vice President and Assistant Treasurer
Atlanta, GA 30327
Ethel Pippin, One Orange Way, Windsor, CT 06095-	Vice President
4774
M. J. Pise, One Orange Way, Windsor, CT 06095-4774	Vice President
Frank W. Snodgrass, 150 4th Avenue, N, Ste 410,	Vice President
Nashville, TN 37219
Christina M. Starks, 2000 21st Avenue NW	Vice President
Minot ND 58703
S. Bradford Vaughan, Jr., 601 Union Street, Ste 810,	Vice President
Seattle, WA 98101
Judeen T. Wrinn, One Orange Way, Windsor, CT	Vice President
06095-4774
Joy M. Benner, 20 Washington Avenue S, Minneapolis,	Secretary
MN 55401
John Cecere, One Orange Way, Windsor, CT 06095-	Assistant Secretary
4774
Tina M. Nelson, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price, 20 Washington Avenue S,	Assistant Secretary
Minneapolis, MN 55401
Nancy S. Stillman, One Orange Way, One Orange Way,	Assistant Vice President
Windsor, CT 06095-4774

Susan M. Vega, 20 Washington Avenue S, Minneapolis,	Assistant Secretary
MN 55401
Glenn A. Black, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327
James H. Taylor, 5780 Powers Ferry Road, N.W.,	Tax Officer
Atlanta, GA 30327

* This Officer does not have a business address.
(c)	Compensation from January 1, 2009 to December 31, 2009:

(1)	(2)	(3)	(4)	(5)
	Net
Name of	Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial
Advisers, LLC				$124,232.00

*	Represents total compensation paid to ING Financial Advisers, LLC.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:

(i)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(b)	The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to
Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-
Action Letter, [1988 WL 1235221 *13 (S.E.C.)]
(c)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(d)	ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by
ReliaStar Life Insurance Company under the contracts. ReliaStar Life Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.
(e)	The Depositor and Registrant rely on SEC regulation.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 (File No. 033-69892) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor and in the State of Connecticut on the 19th day of April, 2010.

RELIASTAR SELECT VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	Director and President
Donald W. Britton	(principal executive officer)

/s/ Robert G. Leary*	Director
Robert G. Leary

/s/ T. J. McInerney*	Director and Chairman
Thomas J. McInerney		April
19, 2010
/s/ Catherine H. Smith*	Director and Senior Vice President
Catherine H. Smith

/s/ Michael S. Smith*	Director
Michael S. Smith

/s/ Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen	(principal financial officer)

/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

RELIASTAR SELECT VARIABLE ACCOUNT
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(14)	Powers of Attorney